2015 Annual Report

RiverSource Retirement Advisor Variable Annuity® – Band 3

This wrapper contains:

•	2015 Annual Report for RiverSource Retirement Advisor Variable Annuity® — Band 3

•	Supplement dated May 1, 2016 for RiverSource Retirement Advisor Variable Annuity® — Band 3 for Prospectus dated May 1, 2009

S-6477 CA (5/16)	Issued by: RiverSource Life Insurance Company

Prospectus Supplement dated May 1, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 CA (5/16)
RiverSource® Builder Select Variable Annuity	45303 CA (5/16)
RiverSource® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 CA (5/16)
RiverSource® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
RiverSource® Signature One Select Variable Annuity	45301 CA (5/16)
RiverSource® Signature Select Variable Annuity	45300 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)

This supplement describes changes to certain investment options offered under certain variable annuity contracts and life insurance policies (the “Contracts”). Please retain this supplement with your prospectus for future reference.

After the close of business on April 29, 2016, if your contract has:

●  Columbia Variable Portfolio – Income Opportunities (Class 2) and (Class 3);

●   Columbia Variable Portfolio – Select International Equity Fund (Class 2)* and (Class 3);

●   Invesco V.I. Mid Cap Growth Fund, Series II Shares and Series I Shares;

●  Putnam VT Multi-Cap Growth Fund, Class IB Shares and Class IA Shares.

Existing share classes will be exchanged for corresponding shares of the same fund, as shown in the table below.

1

Fund Name	From	To
Columbia Variable Portfolio – Income Opportunities Fund	(Class 2)	(Class 3)
Columbia Variable Portfolio – Select International Equity Fund*	(Class 2)	(Class 3)
Invesco V.I. Mid Cap Growth Fund	Series II Shares	Series I Shares
Putnam VT Multi-Cap Growth Fund	Class IB Shares	Class IA Shares
*	After the close of business on April 29, 2016 Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) and (Class 2) shares of Columbia Variable Portfolio – Select International Equity Fund were exchanged for (Class 3) shares of the fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-34 A (05/16)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 offered through RiverSource Retirement Advisor Variable Annuity® – Band 3 sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$7,672,861	$8,204,934	$96,796,279	$154,352,394	$34,207,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,843	74	239	2,883	36,541
Receivable for share redemptions	6,897	9,217	150,672	163,344	32,242
Total assets	7,682,601	8,214,225	96,947,190	154,518,621	34,275,888

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,897	6,487	72,092	115,671	29,154
Contract terminations	—	2,730	78,579	47,673	3,087
Payable for investments purchased	2,843	74	239	2,883	36,541
Total liabilities	9,740	9,291	150,910	166,227	68,782
Net assets applicable to contracts in accumulation period	7,672,398	8,204,934	96,668,922	154,062,389	34,133,470
Net assets applicable to contracts in payment period	—	—	127,358	290,005	73,419
Net assets applicable to seed money	463	—	—	—	217
Total net assets	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$34,207,106
(1) Investment shares	682,032	377,933	3,250,379	11,510,246	4,817,902
(2) Investments, at cost	$7,936,210	$6,496,597	$69,179,954	$180,664,004	$52,087,648

Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$11,149,401	$51,690,305	$29,263,741	$40,803,907	$77,614,707
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	503	9,830	—	37,571
Receivable for share redemptions	11,804	78,203	29,857	67,897	69,479
Total assets	11,161,205	51,769,011	29,303,428	40,871,804	77,721,757

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,979	40,944	22,587	29,213	66,337
Contract terminations	3,825	37,259	7,270	38,684	3,143
Payable for investments purchased	—	503	9,830	—	37,571
Total liabilities	11,804	78,706	39,687	67,897	107,051
Net assets applicable to contracts in accumulation period	11,101,539	51,568,213	29,249,494	40,382,495	76,906,816
Net assets applicable to contracts in payment period	47,862	122,092	14,247	421,412	707,730
Net assets applicable to seed money	—	—	—	—	160
Total net assets	$11,149,401	$51,690,305	$29,263,741	$40,803,907	$77,614,706
(1) Investment shares	1,112,715	2,809,256	1,921,454	4,610,611	5,952,048
(2) Investments, at cost	$9,891,576	$43,653,645	$21,577,357	$31,407,077	$88,492,627

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$22,160,355	$322,448,233	$166,144,776	$2,104,945	$53,332,962
Dividends receivable	—	—	45	—	—
Accounts receivable from RiverSource Life for contract purchase payments	791	243,174	279,854	912	3,249
Receivable for share redemptions	16,439	326,667	160,231	1,815	94,760
Total assets	22,177,585	323,018,074	166,584,906	2,107,672	53,430,971

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	16,183	274,762	132,925	1,814	44,629
Contract terminations	256	51,905	27,306	1	50,131
Payable for investments purchased	791	243,174	279,854	912	3,249
Total liabilities	17,230	569,841	440,085	2,727	98,009
Net assets applicable to contracts in accumulation period	22,092,666	318,439,252	165,876,944	2,103,968	53,323,423
Net assets applicable to contracts in payment period	67,689	4,008,930	267,865	—	9,465
Net assets applicable to seed money	—	51	12	977	74
Total net assets	$22,160,355	$322,448,233	$166,144,821	$2,104,945	$53,332,962
(1) Investment shares	11,107,948	14,650,079	166,144,776	377,230	3,226,434
(2) Investments, at cost	$20,705,208	$243,859,423	$166,125,055	$2,906,236	$49,862,568

Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$12,089,036	$5,116,008	$600,827,672	$7,633,118	$145,955,156
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,410	160	52	2,066	14,302
Receivable for share redemptions	12,102	12,671	864,012	8,408	201,396
Total assets	12,115,548	5,128,839	601,691,736	7,643,592	146,170,854

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,206	4,477	470,711	6,366	119,293
Contract terminations	1,896	8,194	393,301	2,042	82,103
Payable for investments purchased	14,410	160	52	2,066	14,302
Total liabilities	26,512	12,831	864,064	10,474	215,698
Net assets applicable to contracts in accumulation period	12,068,994	5,115,920	597,241,796	7,601,579	145,465,066
Net assets applicable to contracts in payment period	19,361	—	3,585,864	30,853	490,078
Net assets applicable to seed money	681	88	12	686	12
Total net assets	$12,089,036	$5,116,008	$600,827,672	$7,633,118	$145,955,156
(1) Investment shares	1,234,835	537,961	31,114,846	871,361	10,747,802
(2) Investments, at cost	$12,211,934	$5,204,551	$380,789,038	$8,326,238	$141,762,436

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$131,895,570	$300,720,023	$130,021,015	$458,449,232	$39,318,469
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	43,122	9,589	1,794	16,139	22,143
Receivable for share redemptions	110,884	369,751	159,216	404,353	51,126
Total assets	132,049,576	301,099,363	130,182,025	458,869,724	39,391,738

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	104,171	240,046	100,490	361,603	31,841
Contract terminations	6,713	129,705	58,726	42,750	19,285
Payable for investments purchased	43,122	9,589	1,794	16,139	22,143
Total liabilities	154,006	379,340	161,010	420,492	73,269
Net assets applicable to contracts in accumulation period	131,554,914	298,937,397	129,766,407	455,554,227	39,164,829
Net assets applicable to contracts in payment period	340,644	1,782,614	254,597	2,894,993	153,361
Net assets applicable to seed money	12	12	11	12	279
Total net assets	$131,895,570	$300,720,023	$130,021,015	$458,449,232	$39,318,469
(1) Investment shares	14,937,211	46,623,259	16,051,977	45,481,075	2,240,369
(2) Investments, at cost	$162,930,289	$311,719,074	$152,380,152	$476,767,883	$41,999,982

Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$155,892,320	$211,511,578	$373,287,715	$18,594,897	$208,901,352
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	77	12,602	1,790	15,444	221,415
Receivable for share redemptions	238,426	253,306	420,911	17,346	181,885
Total assets	156,130,823	211,777,486	373,710,416	18,627,687	209,304,652

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	112,813	170,610	313,240	16,469	180,560
Contract terminations	125,613	82,696	107,671	877	1,325
Payable for investments purchased	77	12,602	1,790	15,444	221,415
Total liabilities	238,503	265,908	422,701	32,790	403,300
Net assets applicable to contracts in accumulation period	155,388,952	210,482,269	368,466,412	18,500,946	208,901,256
Net assets applicable to contracts in payment period	503,357	1,029,257	4,821,291	93,618	—
Net assets applicable to seed money	11	52	12	333	96
Total net assets	$155,892,320	$211,511,578	$373,287,715	$18,594,897	$208,901,352
(1) Investment shares	12,141,146	13,906,087	10,392,197	1,999,451	19,971,449
(2) Investments, at cost	$99,977,243	$144,895,070	$238,971,612	$20,088,672	$208,351,676

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$823,245,802	$6,894,913,747	$10,207,540,372	$88,863,295	$78,816,383
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	108,306	4,105,258	3,890,603	13,131	7,834
Receivable for share redemptions	745,255	5,753,930	9,722,109	102,049	89,696
Total assets	824,099,363	6,904,772,935	10,221,153,084	88,978,475	78,913,913

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	708,266	5,688,494	8,738,578	73,873	60,512
Contract terminations	36,989	65,436	983,531	28,176	29,184
Payable for investments purchased	108,306	4,105,258	3,890,603	13,131	7,834
Total liabilities	853,561	9,859,188	13,612,712	115,180	97,530
Net assets applicable to contracts in accumulation period	823,191,409	6,894,340,306	10,207,491,611	88,161,437	78,636,191
Net assets applicable to contracts in payment period	54,311	573,388	48,728	701,846	180,181
Net assets applicable to seed money	82	53	33	12	11
Total net assets	$823,245,802	$6,894,913,747	$10,207,540,372	$88,863,295	$78,816,383
(1) Investment shares	76,652,309	610,709,809	850,628,364	4,364,602	4,521,881
(2) Investments, at cost	$815,917,431	$6,868,117,579	$9,639,018,789	$53,513,825	$54,144,047

Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Assets
Investments, at fair value(1),(2)	$83,040,382	$35,587,678	$52,102,796	$107,794,046	$23,648,124
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,470	492	9,645	6,209	55,885
Receivable for share redemptions	88,521	35,316	79,859	85,232	20,310
Total assets	83,136,373	35,623,486	52,192,300	107,885,487	23,724,319

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	71,968	27,250	38,700	82,262	18,328
Contract terminations	16,553	8,066	41,158	2,970	1,982
Payable for investments purchased	7,470	492	9,645	6,209	55,885
Total liabilities	95,991	35,808	89,503	91,441	76,195
Net assets applicable to contracts in accumulation period	82,124,318	35,559,041	52,068,613	107,370,543	23,591,129
Net assets applicable to contracts in payment period	916,052	28,626	34,173	423,492	56,995
Net assets applicable to seed money	12	11	11	11	—
Total net assets	$83,040,382	$35,587,678	$52,102,797	$107,794,046	$23,648,124
(1) Investment shares	6,114,903	2,092,162	2,761,144	10,344,918	6,048,114
(2) Investments, at cost	$69,706,546	$26,379,685	$35,017,633	$106,861,722	$52,152,033

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl
Assets
Investments, at fair value(1),(2)	$23,377,676	$187,969,132	$474,192,485	$45,766,135	$94,228,396
Dividends receivable	—	571,218	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,608	45,000	24,329	619	686
Receivable for share redemptions	35,325	214,754	641,862	35,643	81,286
Total assets	23,416,609	188,800,104	474,858,676	45,802,397	94,310,368

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	19,074	149,425	378,743	32,827	67,241
Contract terminations	16,251	65,329	263,119	2,816	14,045
Payable for investments purchased	3,608	616,218	24,329	619	686
Total liabilities	38,933	830,972	666,191	36,262	81,972
Net assets applicable to contracts in accumulation period	23,357,779	187,588,223	472,988,038	45,619,901	93,273,521
Net assets applicable to contracts in payment period	19,605	380,909	1,204,295	146,234	954,875
Net assets applicable to seed money	292	—	152	—	—
Total net assets	$23,377,676	$187,969,132	$474,192,485	$45,766,135	$94,228,396
(1) Investment shares	1,856,845	21,360,129	14,257,140	2,440,861	2,907,386
(2) Investments, at cost	$25,482,384	$198,599,824	$393,315,594	$35,897,976	$76,470,121

Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$15,336,390	$52,765,224	$130,836,071	$51,973,041	$120,884,612
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	493	78,221	—	20,376	17,552
Receivable for share redemptions	12,227	85,767	211,322	85,135	162,455
Total assets	15,349,110	52,929,212	131,047,393	52,078,552	121,064,619

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,884	44,050	97,961	46,494	93,284
Contract terminations	1,343	41,717	113,361	38,641	69,171
Payable for investments purchased	493	78,221	—	20,376	17,552
Total liabilities	12,720	163,988	211,322	105,511	180,007
Net assets applicable to contracts in accumulation period	15,249,925	52,638,158	130,561,769	51,909,846	120,675,691
Net assets applicable to contracts in payment period	86,465	126,706	274,302	62,970	208,507
Net assets applicable to seed money	—	360	—	225	414
Total net assets	$15,336,390	$52,765,224	$130,836,071	$51,973,041	$120,884,612
(1) Investment shares	807,178	5,015,706	8,430,159	3,660,073	6,837,365
(2) Investments, at cost	$14,691,514	$57,039,885	$154,702,059	$59,015,490	$110,003,686

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$34,992,777	$181,065,429	$4,092,573	$6,430,750	$129,547,575
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	28,157	10,211	269	—	3,048
Receivable for share redemptions	29,596	178,237	10,925	5,057	138,383
Total assets	35,050,530	181,253,877	4,103,767	6,435,807	129,689,006

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	29,078	132,077	3,341	4,563	95,808
Contract terminations	518	46,160	7,584	494	42,575
Payable for investments purchased	28,157	10,211	269	—	3,048
Total liabilities	57,753	188,448	11,194	5,057	141,431
Net assets applicable to contracts in accumulation period	34,992,424	180,098,099	4,092,032	6,401,869	128,901,243
Net assets applicable to contracts in payment period	—	967,330	—	28,881	646,332
Net assets applicable to seed money	353	—	541	—	—
Total net assets	$34,992,777	$181,065,429	$4,092,573	$6,430,750	$129,547,575
(1) Investment shares	2,214,733	12,495,889	448,747	554,375	7,752,698
(2) Investments, at cost	$39,774,023	$186,003,682	$4,390,399	$6,670,226	$101,003,382

Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$13,593,306	$35,265,297	$160,796,370	$72,932,865	$92,916,792
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	13,415	8,310	18,806	5,817
Receivable for share redemptions	12,168	31,766	145,926	107,815	91,680
Total assets	13,605,474	35,310,478	160,950,606	73,059,486	93,014,289

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,597	31,482	121,594	56,519	71,129
Contract terminations	2,571	284	24,332	51,296	20,551
Payable for investments purchased	—	13,415	8,310	18,806	5,817
Total liabilities	12,168	45,181	154,236	126,621	97,497
Net assets applicable to contracts in accumulation period	13,572,966	35,251,494	160,649,699	72,786,508	92,743,245
Net assets applicable to contracts in payment period	20,340	13,584	146,671	146,357	173,547
Net assets applicable to seed money	—	219	—	—	—
Total net assets	$13,593,306	$35,265,297	$160,796,370	$72,932,865	$92,916,792
(1) Investment shares	237,230	3,498,541	9,183,117	2,379,539	2,812,252
(2) Investments, at cost	$9,091,158	$41,944,773	$117,241,032	$61,051,794	$79,759,709

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Assets
Investments, at fair value(1),(2)	$15,598,338	$33,022,439	$14,195,391	$39,812,510	$10,556,046
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	143	10,970	311	16,341	905
Receivable for share redemptions	11,661	53,064	10,189	64,760	8,939
Total assets	15,610,142	33,086,473	14,205,891	39,893,611	10,565,890

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,114	29,440	9,879	32,643	8,921
Contract terminations	547	23,624	310	32,117	18
Payable for investments purchased	143	10,970	311	16,341	905
Total liabilities	11,804	64,034	10,500	81,101	9,844
Net assets applicable to contracts in accumulation period	15,526,667	32,692,170	14,185,551	39,759,809	10,358,947
Net assets applicable to contracts in payment period	71,671	329,979	9,840	52,476	196,659
Net assets applicable to seed money	—	290	—	225	440
Total net assets	$15,598,338	$33,022,439	$14,195,391	$39,812,510	$10,556,046
(1) Investment shares	2,899,319	3,976,786	259,656	3,144,748	941,663
(2) Investments, at cost	$12,279,174	$45,057,221	$10,532,201	$40,855,760	$11,282,445

Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$19,199,964	$53,074,982	$30,219,433	$18,041,940	$66,041,982
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	83	—	774	788
Receivable for share redemptions	26,395	73,158	72,481	23,009	97,777
Total assets	19,226,359	53,148,223	30,291,914	18,065,723	66,140,547

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,430	41,813	21,825	15,622	50,053
Contract terminations	12,965	31,345	50,656	7,387	47,724
Payable for investments purchased	—	83	—	774	788
Total liabilities	26,395	73,241	72,481	23,783	98,565
Net assets applicable to contracts in accumulation period	19,118,774	53,041,636	30,087,285	18,041,613	65,878,644
Net assets applicable to contracts in payment period	81,190	32,526	132,148	—	163,338
Net assets applicable to seed money	—	820	—	327	—
Total net assets	$19,199,964	$53,074,982	$30,219,433	$18,041,940	$66,041,982
(1) Investment shares	2,477,415	1,755,125	1,085,468	1,567,501	4,071,639
(2) Investments, at cost	$15,208,136	$45,341,735	$38,795,915	$19,020,947	$71,320,525

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Assets
Investments, at fair value(1),(2)	$35,639,593	$190,029,278	$53,052,319	$35,166,775	$3,400,054
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	65	21,315	4,687	5,595	23,682
Receivable for share redemptions	80,131	188,273	76,347	38,711	10,605
Total assets	35,719,789	190,238,866	53,133,353	35,211,081	3,434,341

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,948	150,221	41,711	28,755	3,020
Contract terminations	54,183	38,052	34,636	9,956	7,585
Payable for investments purchased	65	21,315	4,687	5,595	23,682
Total liabilities	80,196	209,588	81,034	44,306	34,287
Net assets applicable to contracts in accumulation period	35,554,483	189,614,630	52,973,939	35,056,904	3,399,574
Net assets applicable to contracts in payment period	85,110	414,408	78,380	109,596	—
Net assets applicable to seed money	—	240	—	275	480
Total net assets	$35,639,593	$190,029,278	$53,052,319	$35,166,775	$3,400,054
(1) Investment shares	2,466,408	7,555,836	5,211,426	3,570,231	362,093
(2) Investments, at cost	$36,447,730	$199,461,429	$46,108,134	$41,088,808	$3,609,730

Dec. 31, 2015 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$16,012,826	$116,212,024	$407,153,909	$86,026,028	$103,894,943
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4	2,100	46,777	31,293	3,247
Receivable for share redemptions	17,010	140,734	398,974	107,416	123,962
Total assets	16,029,840	116,354,858	407,599,660	86,164,737	104,022,152

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,373	93,178	317,498	69,120	84,300
Contract terminations	4,637	47,556	81,476	38,296	39,662
Payable for investments purchased	4	2,100	46,777	31,293	3,247
Total liabilities	17,014	142,834	445,751	138,709	127,209
Net assets applicable to contracts in accumulation period	16,011,033	115,919,970	405,774,422	85,929,054	103,238,976
Net assets applicable to contracts in payment period	1,793	291,515	1,378,991	96,632	655,690
Net assets applicable to seed money	—	539	496	342	277
Total net assets	$16,012,826	$116,212,024	$407,153,909	$86,026,028	$103,894,943
(1) Investment shares	1,436,128	3,091,568	81,430,782	4,086,747	11,305,217
(2) Investments, at cost	$15,107,357	$102,206,540	$432,667,965	$83,640,921	$124,785,283

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Assets
Investments, at fair value(1),(2)	$4,525,097	$13,796,405	$27,761,690	$17,086,250	$18,682,242
Dividends receivable	—	34,723	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	234	26,259	—	1,004	2,609
Receivable for share redemptions	4,225	11,986	24,224	12,299	13,441
Total assets	4,529,556	13,869,373	27,785,914	17,099,553	18,698,292

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,222	11,985	19,854	12,280	13,441
Contract terminations	3	—	4,370	19	—
Payable for investments purchased	234	60,983	—	1,004	2,609
Total liabilities	4,459	72,968	24,224	13,303	16,050
Net assets applicable to contracts in accumulation period	4,524,524	13,781,978	27,711,217	16,898,358	18,478,464
Net assets applicable to contracts in payment period	—	—	50,473	187,892	203,778
Net assets applicable to seed money	573	14,427	—	—	—
Total net assets	$4,525,097	$13,796,405	$27,761,690	$17,086,250	$18,682,242
(1) Investment shares	397,636	1,304,008	820,866	1,829,363	1,267,452
(2) Investments, at cost	$4,822,081	$14,565,865	$16,576,370	$16,977,895	$20,730,748

Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$5,450,430	$1,143,770,244	$1,014,550,826	$21,773,138	$111,255,070
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	778	323,319	8,139	34,348	32,993
Receivable for share redemptions	4,506	1,068,426	1,113,262	21,661	95,447
Total assets	5,455,714	1,145,161,989	1,015,672,227	21,829,147	111,383,510

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,506	939,353	784,031	17,681	85,463
Contract terminations	—	129,073	329,231	3,980	9,984
Payable for investments purchased	778	323,319	8,139	34,348	32,993
Total liabilities	5,284	1,391,745	1,121,401	56,009	128,440
Net assets applicable to contracts in accumulation period	5,450,023	1,143,515,093	1,014,550,815	21,770,178	111,175,609
Net assets applicable to contracts in payment period	—	255,089	—	2,302	79,450
Net assets applicable to seed money	407	62	11	658	11
Total net assets	$5,450,430	$1,143,770,244	$1,014,550,826	$21,773,138	$111,255,070
(1) Investment shares	1,126,122	72,712,666	64,415,925	2,395,285	21,987,168
(2) Investments, at cost	$7,674,172	$902,657,285	$670,779,506	$24,042,002	$163,634,313

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$476,633,782	$678,616,700	$146,519,727	$6,556,988,935	$9,765,609,322
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	290,179	445	939	536,147	549,270
Receivable for share redemptions	559,452	1,324,696	166,517	6,118,939	9,023,484
Total assets	477,483,413	679,941,841	146,687,183	6,563,644,021	9,775,182,076

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	427,422	562,216	112,335	5,567,795	7,768,746
Contract terminations	132,030	762,480	54,182	551,144	1,254,738
Payable for investments purchased	290,179	445	939	536,147	549,270
Total liabilities	849,631	1,325,141	167,456	6,655,086	9,572,754
Net assets applicable to contracts in accumulation period	476,475,956	678,616,689	146,252,240	6,553,854,797	9,765,609,311
Net assets applicable to contracts in payment period	157,792	—	267,476	3,134,103	—
Net assets applicable to seed money	34	11	11	35	11
Total net assets	$476,633,782	$678,616,700	$146,519,727	$6,556,988,935	$9,765,609,322
(1) Investment shares	38,100,222	54,245,939	5,807,361	460,462,706	684,825,338
(2) Investments, at cost	$431,551,162	$576,944,509	$116,575,594	$5,275,494,840	$6,906,652,151

Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$3,797,681,463	$3,620,414,827	$1,362,064,961	$2,012,895,760	$2,253,120
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	865,151	50,283	275,235	138,731	847
Receivable for share redemptions	3,552,725	4,331,470	1,260,124	3,370,178	2,054
Total assets	3,802,099,339	3,624,796,580	1,363,600,320	2,016,404,669	2,256,021

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,149,572	2,816,310	1,188,885	1,649,528	2,049
Contract terminations	403,153	1,515,160	71,239	1,720,650	5
Payable for investments purchased	865,151	50,283	275,235	138,731	847
Total liabilities	4,417,876	4,381,753	1,535,359	3,508,909	2,901
Net assets applicable to contracts in accumulation period	3,795,139,986	3,620,414,816	1,361,064,934	2,012,895,749	2,252,376
Net assets applicable to contracts in payment period	2,541,433	—	999,992	—	—
Net assets applicable to seed money	44	11	35	11	744
Total net assets	$3,797,681,463	$3,620,414,827	$1,362,064,961	$2,012,895,760	$2,253,120
(1) Investment shares	253,178,764	241,039,602	101,950,970	150,440,640	237,671
(2) Investments, at cost	$2,975,575,356	$2,428,761,798	$1,158,699,070	$1,546,526,740	$2,357,414

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$2,838,059	$91,179,558	$3,199,084	$36,243,425	$20,942,382
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	325	21,424	3,945	46	13,012
Receivable for share redemptions	3,976	68,087	2,545	47,502	15,454
Total assets	2,842,360	91,269,069	3,205,574	36,290,973	20,970,848

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,477	67,365	2,545	27,735	15,453
Contract terminations	1,499	722	—	19,767	1
Payable for investments purchased	325	21,424	3,945	46	13,012
Total liabilities	4,301	89,511	6,490	47,548	28,466
Net assets applicable to contracts in accumulation period	2,837,465	90,739,268	3,198,407	36,195,116	20,942,371
Net assets applicable to contracts in payment period	—	440,279	—	48,298	—
Net assets applicable to seed money	594	11	677	11	11
Total net assets	$2,838,059	$91,179,558	$3,199,084	$36,243,425	$20,942,382
(1) Investment shares	301,921	4,417,614	333,238	2,356,530	1,122,314
(2) Investments, at cost	$2,972,765	$58,466,387	$3,481,264	$22,620,212	$15,547,619

Dec. 31, 2015 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$11,544,032	$241,040,044	$289,512,769	$28,355,664	$41,542,657
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	63,087	11,745	5,685	1,158	6,557
Receivable for share redemptions	15,274	287,353	276,221	22,585	36,899
Total assets	11,622,393	241,339,142	289,794,675	28,379,407	41,586,113

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,130	181,407	216,013	20,524	31,929
Contract terminations	5,143	105,946	60,208	2,061	4,970
Payable for investments purchased	63,087	11,745	5,685	1,158	6,557
Total liabilities	78,360	299,098	281,906	23,743	43,456
Net assets applicable to contracts in accumulation period	11,543,715	240,559,888	288,874,726	27,987,480	41,414,162
Net assets applicable to contracts in payment period	—	480,145	638,032	368,184	128,495
Net assets applicable to seed money	318	11	11	—	—
Total net assets	$11,544,033	$241,040,044	$289,512,769	$28,355,664	$41,542,657
(1) Investment shares	1,146,379	9,158,056	9,118,512	1,535,228	8,583,194
(2) Investments, at cost	$11,624,279	$252,537,304	$276,844,021	$20,237,934	$41,134,167

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$67,684,757	$5,647,873
Dividends receivable	—	—
Accounts receivable from RiverSource Life for contract purchase payments	68,416	11,243
Receivable for share redemptions	79,908	5,021
Total assets	67,833,081	5,664,137

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	54,300	5,021
Contract terminations	25,608	—
Payable for investments purchased	68,416	11,243
Total liabilities	148,324	16,264
Net assets applicable to contracts in accumulation period	67,629,694	5,644,104
Net assets applicable to contracts in payment period	54,583	3,362
Net assets applicable to seed money	480	407
Total net assets	$67,684,757	$5,647,873
(1) Investment shares	7,907,098	842,966
(2) Investments, at cost	$66,775,478	$6,866,250

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$47,256	$—	$1,209,277	$3,650,910	$335,278
Variable account expenses	69,204	81,211	900,999	1,500,803	449,637
Investment income (loss) — net	(21,948)	(81,211)	308,278	2,150,107	(114,359)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,342,148	1,632,167	19,076,747	28,163,419	9,394,526
Cost of investments sold	1,343,668	1,264,712	13,497,488	31,391,937	11,039,115
Net realized gain (loss) on sales of investments	(1,520)	367,455	5,579,259	(3,228,518)	(1,644,589)
Distributions from capital gains	124,917	—	—	—	888,899
Net change in unrealized appreciation or depreciation of investments	(346,294)	(117,788)	(5,295,770)	4,505,039	(20,361,506)
Net gain (loss) on investments	(222,897)	249,667	283,489	1,276,521	(21,117,196)
Net increase (decrease) in net assets resulting from operations	$(244,845)	$168,456	$591,767	$3,426,628	$(21,231,555)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$45,938	$829,498	$85,795	$963,246	$819,272
Variable account expenses	102,204	507,838	263,033	379,416	737,899
Investment income (loss) — net	(56,266)	321,660	(177,238)	583,830	81,373

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,897,740	11,425,050	5,901,022	7,483,790	10,143,310
Cost of investments sold	1,627,431	9,227,421	4,096,901	5,516,021	10,753,195
Net realized gain (loss) on sales of investments	270,309	2,197,629	1,804,121	1,967,769	(609,885)
Distributions from capital gains	—	2,529,915	2,833,028	—	4,729,944
Net change in unrealized appreciation or depreciation of investments	(185,709)	(6,449,482)	(3,034,079)	(4,676,973)	(6,041,195)
Net gain (loss) on investments	84,600	(1,721,938)	1,603,070	(2,709,204)	(1,921,136)
Net increase (decrease) in net assets resulting from operations	$28,334	$(1,400,278)	$1,425,832	$(2,125,374)	$(1,839,763)

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$26,955	$—	$17,543	$—	$—
Variable account expenses	207,940	3,064,620	1,637,133	19,513	399,258
Investment income (loss) — net	(180,985)	(3,064,620)	(1,619,590)	(19,513)	(399,258)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,306,671	29,813,712	73,298,596	344,504	4,602,032
Cost of investments sold	3,892,580	21,881,637	73,290,299	446,682	4,239,300
Net realized gain (loss) on sales of investments	414,091	7,932,075	8,297	(102,178)	362,732
Distributions from capital gains	96,950	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,046,929)	(2,865,609)	(8,297)	(461,783)	621,641
Net gain (loss) on investments	(535,888)	5,066,466	—	(563,961)	984,373
Net increase (decrease) in net assets resulting from operations	$(716,873)	$2,001,846	$(1,619,590)	$(583,474)	$585,115
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$178,122	$—	$—	$134,182	$212,504
Variable account expenses	98,412	47,034	6,131,589	81,503	1,648,919
Investment income (loss) — net	79,710	(47,034)	(6,131,589)	52,679	(1,436,415)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,113,658	1,272,794	126,662,123	2,972,194	31,727,378
Cost of investments sold	3,123,858	1,280,780	79,711,361	3,198,463	28,642,809
Net realized gain (loss) on sales of investments	(10,200)	(7,986)	46,950,762	(226,269)	3,084,569
Distributions from capital gains	—	—	—	—	4,787,674
Net change in unrealized appreciation or depreciation of investments	(226,676)	(46,600)	(65,861,810)	(35,914)	(23,115,507)
Net gain (loss) on investments	(236,876)	(54,586)	(18,911,048)	(262,183)	(15,243,264)
Net increase (decrease) in net assets resulting from operations	$(157,166)	$(101,620)	$(25,042,637)	$(209,504)	$(16,679,679)

Year ended Dec. 31, 2015 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Investment income
Dividend income	$—	$20,818,430	$13,486,294	$6,805,599	$122,973
Variable account expenses	1,441,650	3,213,913	1,332,247	4,711,636	378,731
Investment income (loss) — net	(1,441,650)	17,604,517	12,154,047	2,093,963	(255,758)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,640,711	76,492,412	30,388,757	104,221,465	6,254,623
Cost of investments sold	42,639,742	74,352,724	33,249,222	106,828,021	6,491,911
Net realized gain (loss) on sales of investments	(4,999,031)	2,139,688	(2,860,465)	(2,606,556)	(237,288)
Distributions from capital gains	13,050,526	—	1,310,461	1,550,453	—
Net change in unrealized appreciation or depreciation of investments	(17,143,204)	(25,190,309)	(12,801,835)	(4,192,995)	62,074
Net gain (loss) on investments	(9,091,709)	(23,050,621)	(14,351,839)	(5,249,098)	(175,214)
Net increase (decrease) in net assets resulting from operations	$(10,533,359)	$(5,446,104)	$(2,197,792)	$(3,155,135)	$(430,972)

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$930,847	$—
Variable account expenses	1,256,147	1,964,506	3,884,984	187,226	1,668,369
Investment income (loss) — net	(1,256,147)	(1,964,506)	(3,884,984)	743,621	(1,668,369)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,900,630	30,533,796	50,027,215	7,630,652	34,748,749
Cost of investments sold	9,405,976	20,037,677	31,687,560	7,915,644	34,007,995
Net realized gain (loss) on sales of investments	5,494,654	10,496,119	18,339,655	(284,992)	740,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,876,612	(8,657,649)	(15,022,381)	(1,128,845)	(3,093,010)
Net gain (loss) on investments	12,371,266	1,838,470	3,317,274	(1,413,837)	(2,352,256)
Net increase (decrease) in net assets resulting from operations	$11,115,119	$(126,036)	$(567,710)	$(670,216)	$(4,020,625)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	7,353,602	61,648,565	98,249,523	888,545	805,439
Investment income (loss) — net	(7,353,602)	(61,648,565)	(98,249,523)	(888,545)	(805,439)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	42,567,520	136,231,468	217,327,152	11,469,954	18,408,550
Cost of investments sold	41,239,606	131,113,609	197,767,873	6,711,687	12,169,145
Net realized gain (loss) on sales of investments	1,327,914	5,117,859	19,559,279	4,758,267	6,239,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,184,298)	(246,907,643)	(289,003,653)	72,835	(10,557,081)
Net gain (loss) on investments	(15,856,384)	(241,789,784)	(269,444,374)	4,831,102	(4,317,676)
Net increase (decrease) in net assets resulting from operations	$(23,209,986)	$(303,438,349)	$(367,693,897)	$3,942,557	$(5,123,115)

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Investment income
Dividend income	$782,142	$—	$—	$3,231,830	$—
Variable account expenses	872,198	397,581	514,108	1,034,524	275,272
Investment income (loss) — net	(90,056)	(397,581)	(514,108)	2,197,306	(275,272)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,688,390	18,638,354	11,628,782	26,408,116	6,728,319
Cost of investments sold	8,573,873	13,173,129	7,322,076	25,673,589	12,466,085
Net realized gain (loss) on sales of investments	2,114,517	5,465,225	4,306,706	734,527	(5,737,766)
Distributions from capital gains	—	—	—	260,895	—
Net change in unrealized appreciation or depreciation of investments	1,198,542	(7,639,986)	(5,856,096)	(2,689,219)	(2,582,033)
Net gain (loss) on investments	3,313,059	(2,174,761)	(1,549,390)	(1,693,797)	(8,319,799)
Net increase (decrease) in net assets resulting from operations	$3,223,003	$(2,572,342)	$(2,063,498)	$503,509	$(8,595,071)

Year ended Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl
Investment income
Dividend income	$775,837	$7,235,389	$3,938,074	$981,335	$404,168
Variable account expenses	257,073	1,995,506	4,657,801	431,176	884,081
Investment income (loss) — net	518,764	5,239,883	(719,727)	550,159	(479,913)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,424,830	60,775,404	67,264,852	9,026,907	16,637,609
Cost of investments sold	7,718,844	61,724,019	53,493,088	6,695,913	12,664,247
Net realized gain (loss) on sales of investments	(294,014)	(948,615)	13,771,764	2,330,994	3,973,362
Distributions from capital gains	62,447	—	46,117,561	2,672,049	13,027,303
Net change in unrealized appreciation or depreciation of investments	(2,306,357)	(7,523,904)	(61,056,514)	(7,093,481)	(18,420,440)
Net gain (loss) on investments	(2,537,924)	(8,472,519)	(1,167,189)	(2,090,438)	(1,419,775)
Net increase (decrease) in net assets resulting from operations	$(2,019,160)	$(3,232,636)	$(1,886,916)	$(1,540,279)	$(1,899,688)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Investment income
Dividend income	$202,746	$1,426,706	$4,621,997	$3,111,998	$884,349
Variable account expenses	136,053	489,575	1,244,883	638,570	1,244,122
Investment income (loss) — net	66,693	937,131	3,377,114	2,473,428	(359,773)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,161,780	9,202,176	24,374,620	19,662,353	27,711,779
Cost of investments sold	2,015,682	9,505,266	28,505,131	21,270,073	21,850,071
Net realized gain (loss) on sales of investments	146,098	(303,090)	(4,130,511)	(1,607,720)	5,861,708
Distributions from capital gains	15,964	122,149	—	—	20,338,754
Net change in unrealized appreciation or depreciation of investments	202,242	(2,461,196)	253,887	(6,074,586)	(37,229,430)
Net gain (loss) on investments	364,304	(2,642,137)	(3,876,624)	(7,682,306)	(11,028,968)
Net increase (decrease) in net assets resulting from operations	$430,997	$(1,705,006)	$(499,510)	$(5,208,878)	$(11,388,741)

Year ended Dec. 31, 2015 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$2,841,025	$801,194	$77,846	$19,715	$1,819,090
Variable account expenses	348,599	1,826,328	27,153	59,551	1,225,533
Investment income (loss) — net	2,492,426	(1,025,134)	50,693	(39,836)	593,557

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,032,834	41,314,740	561,765	1,214,889	29,178,794
Cost of investments sold	8,757,633	36,436,978	583,242	1,051,235	20,617,645
Net realized gain (loss) on sales of investments	(724,799)	4,877,762	(21,477)	163,654	8,561,149
Distributions from capital gains	184,522	14,471,502	6,166	837,127	8,162,301
Net change in unrealized appreciation or depreciation of investments	(3,912,943)	(39,520,118)	(269,788)	(1,123,475)	(18,820,216)
Net gain (loss) on investments	(4,453,220)	(20,170,854)	(285,099)	(122,694)	(2,096,766)
Net increase (decrease) in net assets resulting from operations	$(1,960,794)	$(21,195,988)	$(234,406)	$(162,530)	$(1,503,209)

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$—	$1,555,316	$2,997,069	$—	$1,307,472
Variable account expenses	118,545	400,664	1,621,244	639,637	903,577
Investment income (loss) — net	(118,545)	1,154,652	1,375,825	(639,637)	403,895

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,452,077	12,800,845	35,348,456	7,423,886	14,331,862
Cost of investments sold	1,653,531	13,826,450	23,914,687	5,606,670	11,771,317
Net realized gain (loss) on sales of investments	798,546	(1,025,605)	11,433,769	1,817,216	2,560,545
Distributions from capital gains	75,003	3,506,306	494,963	6,718,469	—
Net change in unrealized appreciation or depreciation of investments	(151,994)	(6,010,835)	(25,974,308)	(7,676,310)	(6,600,876)
Net gain (loss) on investments	721,555	(3,530,134)	(14,045,576)	859,375	(4,040,331)
Net increase (decrease) in net assets resulting from operations	$603,010	$(2,375,482)	$(12,669,751)	$219,738	$(3,636,436)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Investment income
Dividend income	$—	$151,874	$77,583	$677,552	$85,024
Variable account expenses	137,609	418,695	122,131	299,877	107,294
Investment income (loss) — net	(137,609)	(266,821)	(44,548)	377,675	(22,270)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,047,701	16,373,603	2,033,133	5,215,078	3,136,954
Cost of investments sold	1,431,470	20,296,146	1,381,180	5,253,801	3,196,501
Net realized gain (loss) on sales of investments	616,231	(3,922,543)	651,953	(38,723)	(59,547)
Distributions from capital gains	1,251,108	7,292,698	1,656,244	130,766	479,692
Net change in unrealized appreciation or depreciation of investments	(1,644,021)	(6,889,859)	(1,799,422)	(994,002)	(787,932)
Net gain (loss) on investments	223,318	(3,519,704)	508,775	(901,959)	(367,787)
Net increase (decrease) in net assets resulting from operations	$85,709	$(3,786,525)	$464,227	$(524,284)	$(390,057)

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)
Investment income
Dividend income	$—	$246,682	$179,432	$—	$327,879
Variable account expenses	157,688	497,155	303,198	184,972	480,651
Investment income (loss) — net	(157,688)	(250,473)	(123,766)	(184,972)	(152,772)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,436,243	10,617,964	7,744,240	3,671,699	10,429,412
Cost of investments sold	1,765,963	8,064,988	9,028,071	3,744,357	10,723,267
Net realized gain (loss) on sales of investments	670,280	2,552,976	(1,283,831)	(72,658)	(293,855)
Distributions from capital gains	2,634,024	10,028,709	1,084,668	449,239	4,140,340
Net change in unrealized appreciation or depreciation of investments	(2,451,129)	(10,158,028)	(2,951,947)	(491,400)	(5,278,543)
Net gain (loss) on investments	853,175	2,423,657	(3,151,110)	(114,819)	(1,432,058)
Net increase (decrease) in net assets resulting from operations	$695,487	$2,173,184	$(3,274,876)	$(299,791)	$(1,584,830)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Investment income
Dividend income	$—	$9,527,598	$1,361,544	$—	$—
Variable account expenses	345,820	2,238,862	541,931	385,215	25,781
Investment income (loss) — net	(345,820)	7,288,736	819,613	(385,215)	(25,781)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,233,100	57,130,841	12,077,028	10,812,117	505,432
Cost of investments sold	7,818,328	49,480,202	10,187,783	11,028,113	518,376
Net realized gain (loss) on sales of investments	414,772	7,650,639	1,889,245	(215,996)	(12,944)
Distributions from capital gains	1,320,258	16,721,991	—	6,945,327	34,845
Net change in unrealized appreciation or depreciation of investments	(2,323,767)	(69,238,929)	(4,055,413)	(9,059,659)	(208,316)
Net gain (loss) on investments	(588,737)	(44,866,299)	(2,166,168)	(2,330,328)	(186,415)
Net increase (decrease) in net assets resulting from operations	$(934,557)	$(37,577,563)	$(1,346,555)	$(2,715,543)	$(212,196)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$157,875	$1,233,028	$25,812,531	$591,467	$3,983,818
Variable account expenses	156,003	1,092,487	4,265,201	860,985	1,282,802
Investment income (loss) — net	1,872	140,541	21,547,330	(269,518)	2,701,016

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,429,879	13,010,762	99,467,266	12,340,340	52,614,445
Cost of investments sold	3,152,081	10,621,332	100,106,725	10,496,492	57,518,001
Net realized gain (loss) on sales of investments	277,798	2,389,430	(639,459)	1,843,848	(4,903,556)
Distributions from capital gains	45,708	7,596,770	—	13,698,874	—
Net change in unrealized appreciation or depreciation of investments	(193,066)	(7,403,433)	(34,967,351)	(21,738,508)	(10,875,373)
Net gain (loss) on investments	130,440	2,582,767	(35,606,810)	(6,195,786)	(15,778,929)
Net increase (decrease) in net assets resulting from operations	$132,312	$2,723,308	$(14,059,480)	$(6,465,304)	$(13,077,913)

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Investment income
Dividend income	$78,562	$605,058	$509,815	$—	$735,310
Variable account expenses	48,917	125,554	251,400	168,460	185,658
Investment income (loss) — net	29,645	479,504	258,415	(168,460)	549,652

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	877,603	2,703,430	4,778,775	3,940,297	3,983,846
Cost of investments sold	899,602	2,716,764	2,752,786	3,399,026	4,069,884
Net realized gain (loss) on sales of investments	(21,999)	(13,334)	2,025,989	541,271	(86,038)
Distributions from capital gains	—	148,187	—	1,052,568	—
Net change in unrealized appreciation or depreciation of investments	(108,910)	(754,348)	(2,536,859)	(4,234,654)	(2,586,432)
Net gain (loss) on investments	(130,909)	(619,495)	(510,870)	(2,640,815)	(2,672,470)
Net increase (decrease) in net assets resulting from operations	$(101,264)	$(139,991)	$(252,455)	$(2,809,275)	$(2,122,818)

Year ended Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$—	$—	$—	$2,760,857	$47,194,079
Variable account expenses	53,654	11,380,024	9,915,958	158,550	1,150,521
Investment income (loss) — net	(53,654)	(11,380,024)	(9,915,958)	2,602,307	46,043,558

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,467,589	118,308,523	160,122,271	2,077,219	29,299,122
Cost of investments sold	2,960,299	91,312,868	102,822,900	2,142,267	36,680,741
Net realized gain (loss) on sales of investments	(492,710)	26,995,655	57,299,371	(65,048)	(7,381,619)
Distributions from capital gains	27,900	—	—	—	11,178,308
Net change in unrealized appreciation or depreciation of investments	(1,016,928)	(35,390,221)	(62,739,913)	(3,067,708)	(52,565,707)
Net gain (loss) on investments	(1,481,738)	(8,394,566)	(5,440,542)	(3,132,756)	(48,769,018)
Net increase (decrease) in net assets resulting from operations	$(1,535,392)	$(19,774,590)	$(15,356,500)	$(530,449)	$(2,725,460)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$166,130	$—	$—
Variable account expenses	5,264,917	7,151,854	1,414,532	67,821,971	97,259,473
Investment income (loss) — net	(5,264,917)	(7,151,854)	(1,248,402)	(67,821,971)	(97,259,473)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	106,662,903	169,465,806	29,487,589	481,039,859	1,094,338,372
Cost of investments sold	94,899,198	141,980,659	21,182,350	381,947,433	759,383,982
Net realized gain (loss) on sales of investments	11,763,705	27,485,147	8,305,239	99,092,426	334,954,390
Distributions from capital gains	—	—	19,059,646	—	—
Net change in unrealized appreciation or depreciation of investments	(11,934,683)	(27,395,692)	(23,820,613)	(134,110,852)	(378,651,404)
Net gain (loss) on investments	(170,978)	89,455	3,544,272	(35,018,426)	(43,697,014)
Net increase (decrease) in net assets resulting from operations	$(5,435,895)	$(7,062,399)	$2,295,870	$(102,840,397)	$(140,956,487)

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$62,540
Variable account expenses	38,654,983	35,813,135	14,695,176	21,241,642	20,019
Investment income (loss) — net	(38,654,983)	(35,813,135)	(14,695,176)	(21,241,642)	42,521

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	349,353,389	559,122,674	217,023,133	410,013,563	315,008
Cost of investments sold	268,272,230	366,704,747	181,326,048	310,158,036	319,889
Net realized gain (loss) on sales of investments	81,081,159	192,417,927	35,697,085	99,855,527	(4,881)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(106,401,179)	(215,013,569)	(37,318,512)	(102,117,082)	(98,429)
Net gain (loss) on investments	(25,320,020)	(22,595,642)	(1,621,427)	(2,261,555)	(103,310)
Net increase (decrease) in net assets resulting from operations	$(63,975,003)	$(58,408,777)	$(16,316,603)	$(23,503,197)	$(60,789)

Year ended Dec. 31, 2015 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$76,644	$—	$81,765	$—	$—
Variable account expenses	20,145	916,417	27,513	346,356	171,556
Investment income (loss) — net	56,499	(916,417)	54,252	(346,356)	(171,556)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	422,234	20,184,779	836,460	7,814,035	3,644,722
Cost of investments sold	430,155	11,917,711	854,190	4,779,063	2,420,471
Net realized gain (loss) on sales of investments	(7,921)	8,267,068	(17,730)	3,034,972	1,224,251
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(129,654)	(18,082,096)	(221,874)	(2,841,360)	(1,267,151)
Net gain (loss) on investments	(137,575)	(9,815,028)	(239,604)	193,612	(42,900)
Net increase (decrease) in net assets resulting from operations	$(81,076)	$(10,731,445)	$(185,352)	$(152,744)	$(214,456)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$58,612	$3,790,594	$—	$307,384	$1,715,727
Variable account expenses	86,689	2,338,058	2,813,638	253,719	388,240
Investment income (loss) — net	(28,077)	1,452,536	(2,813,638)	53,665	1,327,487

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,858,802	44,562,379	53,862,175	4,916,182	6,051,527
Cost of investments sold	3,868,626	43,579,245	45,460,477	3,452,746	5,479,861
Net realized gain (loss) on sales of investments	(9,824)	983,134	8,401,698	1,463,436	571,666
Distributions from capital gains	—	23,285,734	53,007,913	—	—
Net change in unrealized appreciation or depreciation of investments	(68,358)	(27,043,856)	(61,686,736)	(1,401,101)	(1,724,667)
Net gain (loss) on investments	(78,182)	(2,774,988)	(277,125)	62,335	(1,153,001)
Net increase (decrease) in net assets resulting from operations	$(106,259)	$(1,322,452)	$(3,090,763)	$116,000	$174,486

Year ended Dec. 31, 2015 (continued)				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$—	$355,243
Variable account expenses				660,020	61,880
Investment income (loss) — net				(660,020)	293,363

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				10,400,489	2,065,268
Cost of investments sold				8,636,451	2,296,518
Net realized gain (loss) on sales of investments				1,764,038	(231,250)
Distributions from capital gains				8,683,020	—
Net change in unrealized appreciation or depreciation of investments				(12,613,815)	(507,399)
Net gain (loss) on investments				(2,166,757)	(738,649)
Net increase (decrease) in net assets resulting from operations				$(2,826,777)	$(445,286)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(21,948)	$(81,211)	$308,278	$2,150,107	$(114,359)
Net realized gain (loss) on sales of investments	(1,520)	367,455	5,579,259	(3,228,518)	(1,644,589)
Distributions from capital gains	124,917	—	—	—	888,899
Net change in unrealized appreciation or depreciation of investments	(346,294)	(117,788)	(5,295,770)	4,505,039	(20,361,506)
Net increase (decrease) in net assets resulting from operations	(244,845)	168,456	591,767	3,426,628	(21,231,555)

Contract transactions
Contract purchase payments	2,351,181	117,986	968,438	2,416,995	5,608,443
Net transfers(1)	1,052,397	4,739	(2,899,192)	(2,838,486)	5,298,558
Transfers for policy loans	1,060	(4,218)	4,364	91,664	(7,176)
Adjustments to net assets allocated to contracts in payment period	—	—	(11,733)	(45,600)	1,909
Contract charges	(2,887)	(8,360)	(70,778)	(203,087)	(19,915)
Contract terminations:
Surrender benefits	(292,771)	(819,804)	(12,609,109)	(21,390,503)	(3,075,596)
Death benefits	(53,134)	(50,391)	(1,206,732)	(1,773,676)	(449,701)
Increase (decrease) from contract transactions	3,055,846	(760,048)	(15,824,742)	(23,742,693)	7,356,522
Net assets at beginning of year	4,861,860	8,796,526	112,029,255	174,668,459	48,082,139
Net assets at end of year	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$34,207,106

Accumulation unit activity
Units outstanding at beginning of year	4,421,673	6,467,803	60,620,207	121,352,204	40,641,449
Contract purchase payments	2,105,102	83,903	521,459	1,765,750	5,694,079
Net transfers(1)	934,958	2,645	(1,585,781)	(2,012,769)	4,308,292
Transfers for policy loans	955	(2,905)	2,288	52,034	(4,861)
Contract charges	(2,618)	(5,916)	(38,065)	(126,886)	(20,212)
Contract terminations:
Surrender benefits	(263,702)	(576,466)	(6,774,736)	(13,206,016)	(3,075,167)
Death benefits	(47,598)	(36,469)	(654,935)	(1,219,348)	(465,600)
Units outstanding at end of year	7,148,770	5,932,595	52,090,437	106,604,969	47,077,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(56,266)	$321,660	$(177,238)	$583,830	$81,373
Net realized gain (loss) on sales of investments	270,309	2,197,629	1,804,121	1,967,769	(609,885)
Distributions from capital gains	—	2,529,915	2,833,028	—	4,729,944
Net change in unrealized appreciation or depreciation of investments	(185,709)	(6,449,482)	(3,034,079)	(4,676,973)	(6,041,195)
Net increase (decrease) in net assets resulting from operations	28,334	(1,400,278)	1,425,832	(2,125,374)	(1,839,763)

Contract transactions
Contract purchase payments	123,535	566,631	397,556	418,987	10,288,667
Net transfers(1)	(189,176)	3,342,577	1,451,190	(2,360,481)	8,328,414
Transfers for policy loans	14,317	(12,533)	5,779	50,916	6,084
Adjustments to net assets allocated to contracts in payment period	(3,938)	10,689	(666)	(33,453)	(61,021)
Contract charges	(4,230)	(44,762)	(20,870)	(12,877)	(39,024)
Contract terminations:
Surrender benefits	(1,105,768)	(5,671,474)	(3,400,392)	(4,415,679)	(5,415,148)
Death benefits	(88,260)	(266,863)	(188,113)	(309,292)	(462,884)
Increase (decrease) from contract transactions	(1,253,520)	(2,075,735)	(1,755,516)	(6,661,879)	12,645,088
Net assets at beginning of year	12,374,587	55,166,318	29,593,425	49,591,160	66,809,381
Net assets at end of year	$11,149,401	$51,690,305	$29,263,741	$40,803,907	$77,614,706

Accumulation unit activity
Units outstanding at beginning of year	8,407,089	29,041,571	16,638,818	17,381,193	56,147,092
Contract purchase payments	80,709	296,453	211,159	149,400	8,642,223
Net transfers(1)	(129,313)	1,806,166	745,421	(848,468)	6,941,875
Transfers for policy loans	9,002	(6,978)	3,146	17,895	5,236
Contract charges	(2,786)	(23,626)	(11,213)	(4,629)	(32,786)
Contract terminations:
Surrender benefits	(726,016)	(3,115,451)	(1,831,082)	(1,594,593)	(4,537,930)
Death benefits	(58,764)	(138,105)	(102,100)	(111,052)	(394,440)
Units outstanding at end of year	7,579,921	27,860,030	15,654,149	14,989,746	66,771,270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(180,985)	$(3,064,620)	$(1,619,590)	$(19,513)	$(399,258)
Net realized gain (loss) on sales of investments	414,091	7,932,075	8,297	(102,178)	362,732
Distributions from capital gains	96,950	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,046,929)	(2,865,609)	(8,297)	(461,783)	621,641
Net increase (decrease) in net assets resulting from operations	(716,873)	2,001,846	(1,619,590)	(583,474)	585,115

Contract transactions
Contract purchase payments	311,690	23,973,101	10,603,222	419,617	9,368,641
Net transfers(1)	23,210	44,946,614	5,035,656	1,121,278	18,975,450
Transfers for policy loans	(1,337)	70,257	379,932	(612)	2,121
Adjustments to net assets allocated to contracts in payment period	(6,562)	(331,116)	(703,304)	—	(1,048)
Contract charges	(19,005)	(180,736)	(167,403)	(458)	(18,078)
Contract terminations:
Surrender benefits	(3,059,905)	(28,948,137)	(39,242,484)	(135,272)	(2,471,485)
Death benefits	(249,306)	(4,616,370)	(3,263,332)	(39,768)	(499,861)
Increase (decrease) from contract transactions	(3,001,215)	34,913,613	(27,357,713)	1,364,785	25,355,740
Net assets at beginning of year	25,878,443	285,532,774	195,122,124	1,323,634	27,392,107
Net assets at end of year	$22,160,355	$322,448,233	$166,144,821	$2,104,945	$53,332,962

Accumulation unit activity
Units outstanding at beginning of year	16,503,957	147,257,183	174,167,309	1,839,854	20,221,229
Contract purchase payments	196,277	14,029,531	9,827,828	653,279	6,845,438
Net transfers(1)	(2,942)	25,591,482	3,727,456	1,667,438	13,833,065
Transfers for policy loans	(690)	22,003	337,255	(1,056)	1,265
Contract charges	(12,127)	(93,623)	(149,578)	(717)	(13,149)
Contract terminations:
Surrender benefits	(1,968,310)	(15,171,224)	(35,159,049)	(215,248)	(1,799,330)
Death benefits	(162,030)	(2,394,462)	(2,959,804)	(66,484)	(363,725)
Units outstanding at end of year	14,554,135	169,240,890	149,791,417	3,877,066	38,724,793

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$79,710	$(47,034)	$(6,131,589)	$52,679	$(1,436,415)
Net realized gain (loss) on sales of investments	(10,200)	(7,986)	46,950,762	(226,269)	3,084,569
Distributions from capital gains	—	—	—	—	4,787,674
Net change in unrealized appreciation or depreciation of investments	(226,676)	(46,600)	(65,861,810)	(35,914)	(23,115,507)
Net increase (decrease) in net assets resulting from operations	(157,166)	(101,620)	(25,042,637)	(209,504)	(16,679,679)

Contract transactions
Contract purchase payments	2,505,980	780,805	7,262,285	762,197	2,850,043
Net transfers(1)	3,459,456	1,105,418	(37,655,402)	(406,378)	(8,281,188)
Transfers for policy loans	(180)	1,796	318,885	(2,236)	107,135
Adjustments to net assets allocated to contracts in payment period	19,663	—	(663,861)	26,541	(57,175)
Contract charges	(3,687)	(2,389)	(523,155)	(3,241)	(187,738)
Contract terminations:
Surrender benefits	(652,459)	(549,329)	(75,829,304)	(712,212)	(19,042,865)
Death benefits	(141,634)	(127,689)	(9,324,553)	(60,889)	(1,148,256)
Increase (decrease) from contract transactions	5,187,139	1,208,612	(116,415,105)	(396,218)	(25,760,044)
Net assets at beginning of year	7,059,063	4,009,016	742,285,414	8,238,840	188,394,879
Net assets at end of year	$12,089,036	$5,116,008	$600,827,672	$7,633,118	$145,955,156

Accumulation unit activity
Units outstanding at beginning of year	7,112,390	4,355,875	338,171,745	9,066,692	92,569,273
Contract purchase payments	2,533,766	853,522	3,522,460	832,897	1,482,011
Net transfers(1)	3,473,523	1,193,019	(18,228,778)	(477,604)	(4,443,125)
Transfers for policy loans	(178)	1,927	134,507	(2,492)	55,814
Contract charges	(3,723)	(2,582)	(252,182)	(3,549)	(90,384)
Contract terminations:
Surrender benefits	(657,703)	(595,684)	(34,223,178)	(780,798)	(9,207,211)
Death benefits	(143,315)	(140,396)	(4,268,584)	(66,807)	(571,537)
Units outstanding at end of year	12,314,760	5,665,681	284,855,990	8,568,339	79,794,841

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Operations
Investment income (loss) — net	$(1,441,650)	$17,604,517	$12,154,047	$2,093,963	$(255,758)
Net realized gain (loss) on sales of investments	(4,999,031)	2,139,688	(2,860,465)	(2,606,556)	(237,288)
Distributions from capital gains	13,050,526	—	1,310,461	1,550,453	—
Net change in unrealized appreciation or depreciation of investments	(17,143,204)	(25,190,309)	(12,801,835)	(4,192,995)	62,074
Net increase (decrease) in net assets resulting from operations	(10,533,359)	(5,446,104)	(2,197,792)	(3,155,135)	(430,972)

Contract transactions
Contract purchase payments	1,344,736	2,629,338	987,519	4,609,260	2,152,082
Net transfers(1)	(11,549,411)	(20,023,370)	(6,672,890)	(20,930,490)	1,887,091
Transfers for policy loans	58,207	21,953	12,944	135,957	(1,635)
Adjustments to net assets allocated to contracts in payment period	(122,460)	(451,662)	(73,517)	(715,062)	(18,287)
Contract charges	(193,395)	(203,713)	(187,771)	(625,188)	(25,175)
Contract terminations:
Surrender benefits	(20,518,382)	(43,504,033)	(16,815,381)	(63,757,953)	(3,366,955)
Death benefits	(2,445,995)	(6,728,847)	(1,733,330)	(9,143,550)	(387,858)
Increase (decrease) from contract transactions	(33,426,700)	(68,260,334)	(24,482,426)	(90,427,026)	239,263
Net assets at beginning of year	175,855,629	374,426,461	156,701,233	552,031,393	39,510,178
Net assets at end of year	$131,895,570	$300,720,023	$130,021,015	$458,449,232	$39,318,469

Accumulation unit activity
Units outstanding at beginning of year	106,816,546	168,851,268	84,320,533	323,774,527	34,656,518
Contract purchase payments	854,767	1,219,602	529,210	2,831,429	1,788,289
Net transfers(1)	(7,213,396)	(9,236,558)	(3,590,124)	(12,319,126)	1,596,078
Transfers for policy loans	33,699	7,036	6,610	80,326	(705)
Contract charges	(121,409)	(91,069)	(99,943)	(372,494)	(21,441)
Contract terminations:
Surrender benefits	(12,386,284)	(19,110,162)	(8,878,297)	(36,905,135)	(2,905,667)
Death benefits	(1,495,964)	(2,963,451)	(920,317)	(5,304,797)	(333,129)
Units outstanding at end of year	86,487,959	138,676,666	71,367,672	271,784,730	34,779,943

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(1,256,147)	$(1,964,506)	$(3,884,984)	$743,621	$(1,668,369)
Net realized gain (loss) on sales of investments	5,494,654	10,496,119	18,339,655	(284,992)	740,754
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,876,612	(8,657,649)	(15,022,381)	(1,128,845)	(3,093,010)
Net increase (decrease) in net assets resulting from operations	11,115,119	(126,036)	(567,710)	(670,216)	(4,020,625)

Contract transactions
Contract purchase payments	1,764,578	20,582,322	4,202,459	3,388,986	56,265,013
Net transfers(1)	21,108,657	15,604,215	1,160,859	2,088,149	46,180,477
Transfers for policy loans	71,528	6,248	356,783	449	(35,031)
Adjustments to net assets allocated to contracts in payment period	(60,825)	53,123	(739,010)	63,777	—
Contract charges	(133,195)	(117,739)	(562,732)	(6,397)	(1,551,810)
Contract terminations:
Surrender benefits	(15,249,811)	(20,622,622)	(38,587,742)	(1,449,240)	(9,421,913)
Death benefits	(1,677,903)	(2,367,832)	(4,487,743)	(165,108)	(775,111)
Increase (decrease) from contract transactions	5,823,029	13,137,715	(38,657,126)	3,920,616	90,661,625
Net assets at beginning of year	138,954,172	198,499,899	412,512,551	15,344,497	122,260,352
Net assets at end of year	$155,892,320	$211,511,578	$373,287,715	$18,594,897	$208,901,352

Accumulation unit activity
Units outstanding at beginning of year	120,240,042	120,860,840	246,846,706	14,721,348	117,418,999
Contract purchase payments	1,377,921	12,078,236	2,511,380	3,194,952	54,116,852
Net transfers(1)	15,641,761	9,272,216	641,202	2,103,953	44,852,341
Transfers for policy loans	62,081	4,036	185,630	445	(33,414)
Contract charges	(108,021)	(71,840)	(354,700)	(6,235)	(1,493,127)
Contract terminations:
Surrender benefits	(12,541,682)	(12,786,379)	(23,586,401)	(1,444,241)	(9,092,635)
Death benefits	(1,341,024)	(1,430,227)	(2,673,803)	(156,885)	(739,638)
Units outstanding at end of year	123,331,078	127,926,882	223,570,014	18,413,337	205,029,378

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(7,353,602)	$(61,648,565)	$(98,249,523)	$(888,545)	$(805,439)
Net realized gain (loss) on sales of investments	1,327,914	5,117,859	19,559,279	4,758,267	6,239,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,184,298)	(246,907,643)	(289,003,653)	72,835	(10,557,081)
Net increase (decrease) in net assets resulting from operations	(23,209,986)	(303,438,349)	(367,693,897)	3,942,557	(5,123,115)

Contract transactions
Contract purchase payments	213,570,912	1,423,753,973	1,762,444,981	1,093,255	1,010,009
Net transfers(1)	49,704,555	488,410,700	205,871,892	4,813,068	(6,184,602)
Transfers for policy loans	(19,149)	(28,044)	(24,106)	106,574	(1,298)
Adjustments to net assets allocated to contracts in payment period	(460,391)	(928,978)	(125,633)	(120,465)	(15,621)
Contract charges	(6,884,240)	(60,011,826)	(105,068,304)	(71,818)	(62,782)
Contract terminations:
Surrender benefits	(15,612,507)	(187,104,306)	(190,805,267)	(8,589,541)	(9,388,954)
Death benefits	(5,012,298)	(22,071,664)	(50,389,437)	(1,092,583)	(937,388)
Increase (decrease) from contract transactions	235,286,882	1,642,019,855	1,621,904,126	(3,861,510)	(15,580,636)
Net assets at beginning of year	611,168,906	5,556,332,241	8,953,330,143	88,782,248	99,520,134
Net assets at end of year	$823,245,802	$6,894,913,747	$10,207,540,372	$88,863,295	$78,816,383

Accumulation unit activity
Units outstanding at beginning of year	568,923,693	4,932,170,187	7,692,581,532	50,333,023	49,072,501
Contract purchase payments	198,293,297	1,235,836,088	1,504,001,717	601,141	516,083
Net transfers(1)	46,042,719	429,520,664	180,926,274	2,450,197	(3,060,006)
Transfers for policy loans	(17,562)	(23,360)	(20,077)	61,615	(345)
Contract charges	(6,421,099)	(53,273,928)	(90,130,397)	(38,737)	(31,574)
Contract terminations:
Surrender benefits	(14,660,026)	(169,348,887)	(168,431,873)	(4,625,136)	(4,613,215)
Death benefits	(4,682,255)	(19,646,806)	(43,483,507)	(592,849)	(467,385)
Units outstanding at end of year	787,478,767	6,355,233,958	9,075,443,669	48,189,254	41,416,059

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
Operations
Investment income (loss) — net	$(90,056)	$(397,581)	$(514,108)	$2,197,306	$(275,272)
Net realized gain (loss) on sales of investments	2,114,517	5,465,225	4,306,706	734,527	(5,737,766)
Distributions from capital gains	—	—	—	260,895	—
Net change in unrealized appreciation or depreciation of investments	1,198,542	(7,639,986)	(5,856,096)	(2,689,219)	(2,582,033)
Net increase (decrease) in net assets resulting from operations	3,223,003	(2,572,342)	(2,063,498)	503,509	(8,595,071)

Contract transactions
Contract purchase payments	1,174,951	399,587	565,221	2,245,434	779,973
Net transfers(1)	4,635,674	(9,424,490)	(913,536)	(3,817,217)	(1,136,603)
Transfers for policy loans	85,745	70,995	(19,451)	68,571	19,629
Adjustments to net assets allocated to contracts in payment period	(95,858)	(7,850)	(15,376)	(132,905)	(12,299)
Contract charges	(60,804)	(26,645)	(43,345)	(83,897)	(21,681)
Contract terminations:
Surrender benefits	(7,743,553)	(5,566,257)	(7,325,229)	(15,162,285)	(3,127,207)
Death benefits	(882,300)	(602,023)	(400,883)	(1,892,162)	(382,938)
Increase (decrease) from contract transactions	(2,886,145)	(15,156,683)	(8,152,599)	(18,774,461)	(3,881,126)
Net assets at beginning of year	82,703,524	53,316,703	62,318,894	126,064,998	36,124,321
Net assets at end of year	$83,040,382	$35,587,678	$52,102,797	$107,794,046	$23,648,124

Accumulation unit activity
Units outstanding at beginning of year	61,880,251	27,007,996	23,491,053	95,829,512	57,057,367
Contract purchase payments	812,604	211,065	212,731	1,764,831	1,372,017
Net transfers(1)	3,436,251	(4,809,527)	(255,118)	(2,994,884)	(1,936,188)
Transfers for policy loans	56,583	34,481	(7,361)	56,469	33,972
Contract charges	(43,494)	(13,823)	(16,088)	(62,742)	(37,999)
Contract terminations:
Surrender benefits	(5,553,404)	(2,874,541)	(2,614,505)	(11,344,493)	(5,505,920)
Death benefits	(647,892)	(321,791)	(146,415)	(1,421,599)	(683,913)
Units outstanding at end of year	59,940,899	19,233,860	20,664,297	81,827,094	50,299,336

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$518,764	$5,239,883	$(719,727)	$550,159	$(479,913)
Net realized gain (loss) on sales of investments	(294,014)	(948,615)	13,771,764	2,330,994	3,973,362
Distributions from capital gains	62,447	—	46,117,561	2,672,049	13,027,303
Net change in unrealized appreciation or depreciation of investments	(2,306,357)	(7,523,904)	(61,056,514)	(7,093,481)	(18,420,440)
Net increase (decrease) in net assets resulting from operations	(2,019,160)	(3,232,636)	(1,886,916)	(1,540,279)	(1,899,688)

Contract transactions
Contract purchase payments	1,529,127	3,144,289	21,338,217	513,393	947,324
Net transfers(1)	(2,199,918)	(28,075,391)	(7,762,644)	(2,304,550)	(4,240,017)
Transfers for policy loans	5,979	(24,506)	51,304	54,239	63,200
Adjustments to net assets allocated to contracts in payment period	(1,630)	(45,734)	(140,260)	(23,129)	(199,879)
Contract charges	(14,225)	(163,270)	(276,505)	(19,820)	(36,814)
Contract terminations:
Surrender benefits	(2,246,885)	(28,234,309)	(50,225,499)	(6,153,477)	(11,362,127)
Death benefits	(404,681)	(3,286,941)	(3,355,837)	(492,032)	(812,537)
Increase (decrease) from contract transactions	(3,332,233)	(56,685,862)	(40,371,224)	(8,425,376)	(15,640,850)
Net assets at beginning of year	28,729,069	247,887,630	516,450,625	55,731,790	111,768,934
Net assets at end of year	$23,377,676	$187,969,132	$474,192,485	$45,766,135	$94,228,396

Accumulation unit activity
Units outstanding at beginning of year	28,133,835	193,251,982	299,019,368	30,808,957	20,241,409
Contract purchase payments	1,533,768	2,436,887	12,253,430	283,892	168,834
Net transfers(1)	(2,269,540)	(21,813,697)	(4,470,972)	(1,284,550)	(757,835)
Transfers for policy loans	6,107	(18,944)	32,554	29,509	11,230
Contract charges	(14,271)	(126,254)	(158,262)	(11,022)	(6,591)
Contract terminations:
Surrender benefits	(2,245,957)	(21,780,541)	(28,901,311)	(3,436,114)	(2,041,085)
Death benefits	(410,497)	(2,582,738)	(1,938,252)	(278,998)	(147,199)
Units outstanding at end of year	24,733,445	149,366,695	275,836,555	26,111,674	17,468,763

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$66,693	$937,131	$3,377,114	$2,473,428	$(359,773)
Net realized gain (loss) on sales of investments	146,098	(303,090)	(4,130,511)	(1,607,720)	5,861,708
Distributions from capital gains	15,964	122,149	—	—	20,338,754
Net change in unrealized appreciation or depreciation of investments	202,242	(2,461,196)	253,887	(6,074,586)	(37,229,430)
Net increase (decrease) in net assets resulting from operations	430,997	(1,705,006)	(499,510)	(5,208,878)	(11,388,741)

Contract transactions
Contract purchase payments	210,459	6,854,342	2,066,201	6,548,116	4,219,475
Net transfers(1)	(42,451)	11,647,770	(2,989,670)	(4,473,233)	(8,537,725)
Transfers for policy loans	17,028	5,448	65,816	(11,457)	42,734
Adjustments to net assets allocated to contracts in payment period	(30,691)	(21,396)	(38,936)	68,222	31,079
Contract charges	(5,971)	(18,565)	(102,814)	(31,878)	(82,711)
Contract terminations:
Surrender benefits	(1,371,411)	(3,878,734)	(15,401,310)	(5,053,426)	(16,211,361)
Death benefits	(100,176)	(676,964)	(2,079,825)	(454,652)	(1,427,516)
Increase (decrease) from contract transactions	(1,323,213)	13,911,901	(18,480,538)	(3,408,308)	(21,966,025)
Net assets at beginning of year	16,228,606	40,558,329	149,816,119	60,590,227	154,239,378
Net assets at end of year	$15,336,390	$52,765,224	$130,836,071	$51,973,041	$120,884,612

Accumulation unit activity
Units outstanding at beginning of year	11,463,671	40,139,311	70,970,247	54,673,654	52,597,248
Contract purchase payments	141,865	6,786,625	1,029,042	5,950,272	1,760,339
Net transfers(1)	(43,844)	11,465,581	(1,303,524)	(4,550,900)	(3,294,561)
Transfers for policy loans	11,232	5,367	26,155	(10,041)	12,065
Contract charges	(4,052)	(18,374)	(46,507)	(29,273)	(27,910)
Contract terminations:
Surrender benefits	(931,439)	(3,846,991)	(6,749,526)	(4,653,645)	(5,149,011)
Death benefits	(68,109)	(671,780)	(938,241)	(431,081)	(463,463)
Units outstanding at end of year	10,569,324	53,859,739	62,987,646	50,948,986	45,434,707

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$2,492,426	$(1,025,134)	$50,693	$(39,836)	$593,557
Net realized gain (loss) on sales of investments	(724,799)	4,877,762	(21,477)	163,654	8,561,149
Distributions from capital gains	184,522	14,471,502	6,166	837,127	8,162,301
Net change in unrealized appreciation or depreciation of investments	(3,912,943)	(39,520,118)	(269,788)	(1,123,475)	(18,820,216)
Net increase (decrease) in net assets resulting from operations	(1,960,794)	(21,195,988)	(234,406)	(162,530)	(1,503,209)

Contract transactions
Contract purchase payments	2,996,862	1,785,203	1,042,981	58,264	1,087,416
Net transfers(1)	2,501,008	(7,965,871)	2,338,983	(249,591)	(3,533,687)
Transfers for policy loans	(5,104)	65,987	—	5,252	73,830
Adjustments to net assets allocated to contracts in payment period	—	(84,125)	—	(4,162)	(51,692)
Contract charges	(13,353)	(202,179)	(1,048)	(2,744)	(240,794)
Contract terminations:
Surrender benefits	(2,533,774)	(29,476,932)	(88,186)	(725,953)	(18,362,159)
Death benefits	(281,679)	(2,540,599)	(12,225)	(22,339)	(1,440,189)
Increase (decrease) from contract transactions	2,663,960	(38,418,516)	3,280,505	(941,273)	(22,467,275)
Net assets at beginning of year	34,289,611	240,679,933	1,046,474	7,534,553	153,518,059
Net assets at end of year	$34,992,777	$181,065,429	$4,092,573	$6,430,750	$129,547,575

Accumulation unit activity
Units outstanding at beginning of year	34,705,803	55,340,904	1,081,442	2,720,706	87,016,856
Contract purchase payments	3,069,715	440,956	1,095,934	20,661	609,610
Net transfers(1)	2,528,381	(1,986,724)	2,423,838	(89,358)	(2,144,293)
Transfers for policy loans	(4,909)	15,338	—	1,857	41,620
Contract charges	(13,784)	(47,791)	(1,109)	(982)	(136,798)
Contract terminations:
Surrender benefits	(2,612,246)	(6,855,261)	(92,516)	(257,822)	(10,505,998)
Death benefits	(289,725)	(615,021)	(13,258)	(8,175)	(828,878)
Units outstanding at end of year	37,383,235	46,292,401	4,494,331	2,386,887	74,052,119

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(118,545)	$1,154,652	$1,375,825	$(639,637)	$403,895
Net realized gain (loss) on sales of investments	798,546	(1,025,605)	11,433,769	1,817,216	2,560,545
Distributions from capital gains	75,003	3,506,306	494,963	6,718,469	—
Net change in unrealized appreciation or depreciation of investments	(151,994)	(6,010,835)	(25,974,308)	(7,676,310)	(6,600,876)
Net increase (decrease) in net assets resulting from operations	603,010	(2,375,482)	(12,669,751)	219,738	(3,636,436)

Contract transactions
Contract purchase payments	154,918	5,400,248	1,804,726	973,031	1,674,638
Net transfers(1)	(669,492)	1,444,831	(6,478,513)	21,212,773	5,696,649
Transfers for policy loans	1,610	(143)	5,746	(21,629)	44,112
Adjustments to net assets allocated to contracts in payment period	(32,041)	(1,341)	(20,899)	(5,305)	113,785
Contract charges	(7,760)	(17,453)	(373,005)	(43,492)	(86,044)
Contract terminations:
Surrender benefits	(1,281,847)	(2,907,695)	(23,743,139)	(6,640,496)	(10,144,308)
Death benefits	(169,883)	(398,438)	(1,951,750)	(540,600)	(729,135)
Increase (decrease) from contract transactions	(2,004,495)	3,520,009	(30,756,834)	14,934,282	(3,430,303)
Net assets at beginning of year	14,994,791	34,120,770	204,222,955	57,778,845	99,983,531
Net assets at end of year	$13,593,306	$35,265,297	$160,796,370	$72,932,865	$92,916,792

Accumulation unit activity
Units outstanding at beginning of year	10,312,192	33,181,437	103,549,133	26,592,708	61,027,400
Contract purchase payments	104,094	5,246,658	948,432	424,977	1,023,804
Net transfers(1)	(446,959)	1,082,716	(3,292,947)	9,074,509	3,268,764
Transfers for policy loans	1,498	(31)	3,566	(9,234)	25,363
Contract charges	(5,208)	(17,151)	(188,680)	(18,852)	(52,941)
Contract terminations:
Surrender benefits	(859,605)	(2,849,207)	(12,147,783)	(2,904,086)	(6,084,526)
Death benefits	(113,074)	(397,196)	(1,005,979)	(237,214)	(449,764)
Units outstanding at end of year	8,992,938	36,247,226	87,865,742	32,922,808	58,758,100

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
Operations
Investment income (loss) — net	$(137,609)	$(266,821)	$(44,548)	$377,675	$(22,270)
Net realized gain (loss) on sales of investments	616,231	(3,922,543)	651,953	(38,723)	(59,547)
Distributions from capital gains	1,251,108	7,292,698	1,656,244	130,766	479,692
Net change in unrealized appreciation or depreciation of investments	(1,644,021)	(6,889,859)	(1,799,422)	(994,002)	(787,932)
Net increase (decrease) in net assets resulting from operations	85,709	(3,786,525)	464,227	(524,284)	(390,057)

Contract transactions
Contract purchase payments	159,272	4,036,623	143,550	3,612,704	863,685
Net transfers(1)	448,148	(9,009,834)	153,710	20,247,911	463,565
Transfers for policy loans	25,934	11,870	20,175	(7,890)	—
Adjustments to net assets allocated to contracts in payment period	(7,429)	(25,165)	(1,064)	(6,494)	(13,400)
Contract charges	(8,790)	(21,565)	(8,348)	(9,911)	(8,738)
Contract terminations:
Surrender benefits	(1,377,980)	(3,064,344)	(1,539,441)	(2,239,084)	(1,346,553)
Death benefits	(183,620)	(224,488)	(92,174)	(197,975)	(83,165)
Increase (decrease) from contract transactions	(944,465)	(8,296,903)	(1,323,592)	21,399,261	(124,606)
Net assets at beginning of year	16,457,094	45,105,867	15,054,756	18,937,533	11,070,709
Net assets at end of year	$15,598,338	$33,022,439	$14,195,391	$39,812,510	$10,556,046

Accumulation unit activity
Units outstanding at beginning of year	11,512,605	39,684,305	12,674,826	18,510,177	9,002,637
Contract purchase payments	107,640	3,599,777	115,242	3,542,422	711,899
Net transfers(1)	295,584	(8,327,358)	132,634	19,758,766	379,244
Transfers for policy loans	17,438	10,622	16,035	(7,700)	—
Contract charges	(5,996)	(19,518)	(6,773)	(9,691)	(7,220)
Contract terminations:
Surrender benefits	(927,017)	(2,748,090)	(1,243,292)	(2,187,443)	(1,114,240)
Death benefits	(125,158)	(205,838)	(75,083)	(194,413)	(68,408)
Units outstanding at end of year	10,875,096	31,993,900	11,613,589	39,412,118	8,903,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)
Operations
Investment income (loss) — net	$(157,688)	$(250,473)	$(123,766)	$(184,972)	$(152,772)
Net realized gain (loss) on sales of investments	670,280	2,552,976	(1,283,831)	(72,658)	(293,855)
Distributions from capital gains	2,634,024	10,028,709	1,084,668	449,239	4,140,340
Net change in unrealized appreciation or depreciation of investments	(2,451,129)	(10,158,028)	(2,951,947)	(491,400)	(5,278,543)
Net increase (decrease) in net assets resulting from operations	695,487	2,173,184	(3,274,876)	(299,791)	(1,584,830)

Contract transactions
Contract purchase payments	200,794	2,199,651	499,089	1,478,159	577,398
Net transfers(1)	1,620,160	1,968,491	(2,861,695)	1,128,899	73,754,963
Transfers for policy loans	564	1,175	34,623	3,159	15,471
Adjustments to net assets allocated to contracts in payment period	5,543	(2,521)	(45,603)	—	167,286
Contract charges	(9,981)	(87,962)	(20,406)	(8,157)	(34,428)
Contract terminations:
Surrender benefits	(1,912,363)	(5,314,658)	(4,178,667)	(949,403)	(5,875,403)
Death benefits	(112,978)	(417,695)	(187,226)	(79,563)	(978,475)
Increase (decrease) from contract transactions	(208,261)	(1,653,519)	(6,759,885)	1,573,094	67,626,812
Net assets at beginning of year	18,712,738	52,555,317	40,254,194	16,768,637	—
Net assets at end of year	$19,199,964	$53,074,982	$30,219,433	$18,041,940	$66,041,982

Accumulation unit activity
Units outstanding at beginning of year	21,328,400	34,513,877	30,009,325	14,705,685	—
Contract purchase payments	222,267	1,361,310	371,917	1,285,904	584,098
Net transfers(1)	1,757,045	1,197,394	(2,168,209)	952,356	73,738,212
Transfers for policy loans	1,174	578	25,916	2,753	15,531
Contract charges	(10,826)	(55,267)	(15,373)	(7,120)	(34,692)
Contract terminations:
Surrender benefits	(2,119,110)	(3,321,523)	(3,140,072)	(822,260)	(5,898,893)
Death benefits	(129,530)	(263,127)	(137,639)	(69,464)	(979,327)
Units outstanding at end of year	21,049,420	33,433,242	24,945,865	16,047,854	67,424,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
Operations
Investment income (loss) — net	$(345,820)	$7,288,736	$819,613	$(385,215)	$(25,781)
Net realized gain (loss) on sales of investments	414,772	7,650,639	1,889,245	(215,996)	(12,944)
Distributions from capital gains	1,320,258	16,721,991	—	6,945,327	34,845
Net change in unrealized appreciation or depreciation of investments	(2,323,767)	(69,238,929)	(4,055,413)	(9,059,659)	(208,316)
Net increase (decrease) in net assets resulting from operations	(934,557)	(37,577,563)	(1,346,555)	(2,715,543)	(212,196)

Contract transactions
Contract purchase payments	445,707	7,972,022	812,899	1,466,303	1,157,877
Net transfers(1)	(2,984,201)	(28,164,455)	(2,562,386)	(3,582,364)	1,512,502
Transfers for policy loans	10,050	22,880	(8,505)	(10,861)	(172)
Adjustments to net assets allocated to contracts in payment period	(13,018)	(41,143)	(5,702)	(12,005)	—
Contract charges	(28,480)	(140,631)	(43,641)	(23,683)	(730)
Contract terminations:
Surrender benefits	(4,445,816)	(23,267,867)	(5,658,510)	(4,454,440)	(138,568)
Death benefits	(224,171)	(2,574,270)	(767,823)	(324,847)	(10,065)
Increase (decrease) from contract transactions	(7,239,929)	(46,193,464)	(8,233,668)	(6,941,897)	2,520,844
Net assets at beginning of year	43,814,079	273,800,305	62,632,542	44,824,215	1,091,406
Net assets at end of year	$35,639,593	$190,029,278	$53,052,319	$35,166,775	$3,400,054

Accumulation unit activity
Units outstanding at beginning of year	24,111,644	96,240,271	44,945,342	24,644,631	1,105,939
Contract purchase payments	235,114	3,125,488	579,075	815,805	1,179,859
Net transfers(1)	(1,610,750)	(10,414,842)	(1,934,289)	(2,060,592)	1,539,432
Transfers for policy loans	5,665	6,707	(6,052)	(5,866)	(177)
Contract charges	(15,246)	(51,153)	(31,089)	(13,127)	(762)
Contract terminations:
Surrender benefits	(2,392,614)	(8,207,663)	(4,043,888)	(2,483,641)	(141,353)
Death benefits	(123,789)	(930,846)	(554,608)	(182,417)	(10,039)
Units outstanding at end of year	20,210,024	79,767,962	38,954,491	20,714,793	3,672,899

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$1,872	$140,541	$21,547,330	$(269,518)	$2,701,016
Net realized gain (loss) on sales of investments	277,798	2,389,430	(639,459)	1,843,848	(4,903,556)
Distributions from capital gains	45,708	7,596,770	—	13,698,874	—
Net change in unrealized appreciation or depreciation of investments	(193,066)	(7,403,433)	(34,967,351)	(21,738,508)	(10,875,373)
Net increase (decrease) in net assets resulting from operations	132,312	2,723,308	(14,059,480)	(6,465,304)	(13,077,913)

Contract transactions
Contract purchase payments	198,422	5,755,056	6,338,529	5,761,849	2,149,179
Net transfers(1)	(425,677)	9,382,221	(32,010,463)	4,289,682	(32,172,121)
Transfers for policy loans	(7,369)	27,943	79,803	(8,663)	37,058
Adjustments to net assets allocated to contracts in payment period	(15,062)	(2,779)	(126,614)	2,243	(161,877)
Contract charges	(24,420)	(62,338)	(455,525)	(49,075)	(127,734)
Contract terminations:
Surrender benefits	(1,579,359)	(10,320,912)	(56,882,359)	(8,414,039)	(17,547,563)
Death benefits	(77,968)	(1,092,996)	(7,140,086)	(780,369)	(1,797,339)
Increase (decrease) from contract transactions	(1,931,433)	3,686,195	(90,196,715)	801,628	(49,620,397)
Net assets at beginning of year	17,811,947	109,802,521	511,410,104	91,689,704	166,593,253
Net assets at end of year	$16,012,826	$116,212,024	$407,153,909	$86,026,028	$103,894,943

Accumulation unit activity
Units outstanding at beginning of year	16,273,274	58,004,873	327,694,646	41,092,297	116,222,805
Contract purchase payments	173,901	3,053,541	4,231,623	2,647,042	1,567,636
Net transfers(1)	(365,376)	4,793,922	(20,721,317)	1,985,650	(23,312,961)
Transfers for policy loans	(6,942)	12,442	50,347	(3,966)	26,353
Contract charges	(21,345)	(30,816)	(290,490)	(21,802)	(91,150)
Contract terminations:
Surrender benefits	(1,426,378)	(5,035,395)	(36,081,684)	(3,715,948)	(12,657,731)
Death benefits	(68,504)	(563,990)	(4,600,399)	(383,155)	(1,324,174)
Units outstanding at end of year	14,558,630	60,234,577	270,282,726	41,600,118	80,430,778

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$29,645	$479,504	$258,415	$(168,460)	$549,652
Net realized gain (loss) on sales of investments	(21,999)	(13,334)	2,025,989	541,271	(86,038)
Distributions from capital gains	—	148,187	—	1,052,568	—
Net change in unrealized appreciation or depreciation of investments	(108,910)	(754,348)	(2,536,859)	(4,234,654)	(2,586,432)
Net increase (decrease) in net assets resulting from operations	(101,264)	(139,991)	(252,455)	(2,809,275)	(2,122,818)

Contract transactions
Contract purchase payments	373,080	1,945,858	336,206	213,400	225,750
Net transfers(1)	546,095	1,753,801	(452,368)	(1,537,894)	(1,440,284)
Transfers for policy loans	2,124	556	20,221	17,128	27,299
Adjustments to net assets allocated to contracts in payment period	—	—	(57,908)	(12,880)	65,863
Contract charges	(1,479)	(3,133)	(20,861)	(7,793)	(8,926)
Contract terminations:
Surrender benefits	(239,236)	(873,068)	(2,862,560)	(2,178,699)	(2,057,911)
Death benefits	(24,820)	(115,491)	(185,474)	(91,004)	(293,188)
Increase (decrease) from contract transactions	655,764	2,708,523	(3,222,744)	(3,597,742)	(3,481,397)
Net assets at beginning of year	3,970,597	11,227,873	31,236,889	23,493,267	24,286,457
Net assets at end of year	$4,525,097	$13,796,405	$27,761,690	$17,086,250	$18,682,242

Accumulation unit activity
Units outstanding at beginning of year	4,088,260	11,275,082	16,590,553	5,570,127	7,075,167
Contract purchase payments	367,686	1,966,719	175,986	53,599	67,443
Net transfers(1)	534,695	1,757,879	(227,881)	(392,283)	(440,919)
Transfers for policy loans	2,208	556	10,381	4,293	7,995
Contract charges	(1,482)	(3,145)	(10,985)	(1,976)	(2,673)
Contract terminations:
Surrender benefits	(242,302)	(872,134)	(1,504,125)	(551,179)	(623,566)
Death benefits	(25,256)	(116,393)	(98,004)	(23,159)	(88,649)
Units outstanding at end of year	4,723,809	14,008,564	14,935,925	4,659,422	5,994,798

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(53,654)	$(11,380,024)	$(9,915,958)	$2,602,307	$46,043,558
Net realized gain (loss) on sales of investments	(492,710)	26,995,655	57,299,371	(65,048)	(7,381,619)
Distributions from capital gains	27,900	—	—	—	11,178,308
Net change in unrealized appreciation or depreciation of investments	(1,016,928)	(35,390,221)	(62,739,913)	(3,067,708)	(52,565,707)
Net increase (decrease) in net assets resulting from operations	(1,535,392)	(19,774,590)	(15,356,500)	(530,449)	(2,725,460)

Contract transactions
Contract purchase payments	427,247	34,985,819	12,761,948	2,082,294	980,284
Net transfers(1)	1,901,473	10,085,942	(48,028,680)	10,298,640	(5,832,076)
Transfers for policy loans	(9,082)	(44,222)	116,563	344	(926)
Adjustments to net assets allocated to contracts in payment period	—	(45,510)	(709,130)	(90)	(52,716)
Contract charges	(4,088)	(9,202,343)	(5,929,646)	(10,012)	(302,019)
Contract terminations:
Surrender benefits	(672,587)	(45,639,136)	(76,180,178)	(1,126,857)	(16,531,340)
Death benefits	(36,018)	(5,314,293)	(3,094,781)	(189,617)	(1,846,661)
Increase (decrease) from contract transactions	1,606,945	(15,173,743)	(121,063,904)	11,054,702	(23,585,454)
Net assets at beginning of year	5,378,877	1,178,718,577	1,150,971,230	11,248,885	137,565,984
Net assets at end of year	$5,450,430	$1,143,770,244	$1,014,550,826	$21,773,138	$111,255,070

Accumulation unit activity
Units outstanding at beginning of year	7,540,315	777,549,895	756,649,302	10,018,444	98,502,669
Contract purchase payments	689,580	22,898,093	8,328,806	1,803,998	704,994
Net transfers(1)	3,105,843	6,572,698	(31,428,934)	8,946,217	(4,241,680)
Transfers for policy loans	(14,549)	(34,544)	76,850	228	(1,059)
Contract charges	(6,326)	(6,022,718)	(3,867,173)	(8,703)	(215,189)
Contract terminations:
Surrender benefits	(1,084,715)	(29,849,231)	(49,523,466)	(981,279)	(11,834,169)
Death benefits	(54,140)	(3,509,507)	(2,034,803)	(163,873)	(1,327,734)
Units outstanding at end of year	10,176,008	767,604,686	678,200,582	19,615,032	81,587,832

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(5,264,917)	$(7,151,854)	$(1,248,402)	$(67,821,971)	$(97,259,473)
Net realized gain (loss) on sales of investments	11,763,705	27,485,147	8,305,239	99,092,426	334,954,390
Distributions from capital gains	—	—	19,059,646	—	—
Net change in unrealized appreciation or depreciation of investments	(11,934,683)	(27,395,692)	(23,820,613)	(134,110,852)	(378,651,404)
Net increase (decrease) in net assets resulting from operations	(5,435,895)	(7,062,399)	2,295,870	(102,840,397)	(140,956,487)

Contract transactions
Contract purchase payments	13,149,646	2,147,531	2,020,234	147,196,503	36,092,657
Net transfers(1)	(9,149,510)	(23,943,375)	(8,721,663)	116,400,515	(35,167,814)
Transfers for policy loans	(3,553)	52,084	30,933	160,084	324,671
Adjustments to net assets allocated to contracts in payment period	(122,721)	(2,046,660)	(83,732)	(84,905)	(9,085,057)
Contract charges	(2,974,733)	(3,914,157)	(162,469)	(54,096,560)	(63,190,981)
Contract terminations:
Surrender benefits	(43,318,547)	(76,004,085)	(16,685,563)	(360,389,097)	(796,202,928)
Death benefits	(7,903,264)	(14,689,058)	(1,283,298)	(62,393,115)	(99,428,620)
Increase (decrease) from contract transactions	(50,322,682)	(118,397,720)	(24,885,558)	(213,206,575)	(966,658,072)
Net assets at beginning of year	532,392,359	804,076,819	169,109,415	6,873,035,907	10,873,223,881
Net assets at end of year	$476,633,782	$678,616,700	$146,519,727	$6,556,988,935	$9,765,609,322

Accumulation unit activity
Units outstanding at beginning of year	446,222,715	671,728,504	97,450,456	5,028,711,317	7,922,040,141
Contract purchase payments	11,074,286	1,793,327	1,141,906	107,882,133	26,116,138
Net transfers(1)	(7,622,024)	(21,554,589)	(4,966,268)	83,336,958	(32,259,062)
Transfers for policy loans	(3,357)	43,127	19,213	110,527	236,711
Contract charges	(2,488,271)	(3,256,914)	(91,402)	(39,396,594)	(45,793,996)
Contract terminations:
Surrender benefits	(36,135,841)	(63,238,886)	(9,520,277)	(262,448,926)	(575,959,352)
Death benefits	(6,643,487)	(12,279,335)	(728,420)	(45,515,793)	(72,035,011)
Units outstanding at end of year	404,404,021	573,235,234	83,305,208	4,872,679,622	7,222,345,569

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2
Operations
Investment income (loss) — net	$(38,654,983)	$(35,813,135)	$(14,695,176)	$(21,241,642)	$42,521
Net realized gain (loss) on sales of investments	81,081,159	192,417,927	35,697,085	99,855,527	(4,881)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(106,401,179)	(215,013,569)	(37,318,512)	(102,117,082)	(98,429)
Net increase (decrease) in net assets resulting from operations	(63,975,003)	(58,408,777)	(16,316,603)	(23,503,197)	(60,789)

Contract transactions
Contract purchase payments	117,783,274	31,740,142	51,649,986	7,386,498	705,675
Net transfers(1)	(93,313,028)	(182,579,338)	(49,267,987)	(117,044,772)	989,010
Transfers for policy loans	158,329	176,542	31,763	25,307	—
Adjustments to net assets allocated to contracts in payment period	(144,233)	(1,913,100)	551,772	(2,984,336)	—
Contract charges	(31,776,684)	(19,609,182)	(8,766,207)	(11,526,084)	(715)
Contract terminations:
Surrender benefits	(142,837,623)	(303,677,675)	(91,031,270)	(198,158,796)	(34,521)
Death benefits	(23,807,802)	(18,679,478)	(20,579,014)	(40,562,208)	(37,290)
Increase (decrease) from contract transactions	(173,937,767)	(494,542,089)	(117,410,957)	(362,864,391)	1,622,159
Net assets at beginning of year	4,035,594,233	4,173,365,693	1,495,792,521	2,399,263,348	691,750
Net assets at end of year	$3,797,681,463	$3,620,414,827	$1,362,064,961	$2,012,895,760	$2,253,120

Accumulation unit activity
Units outstanding at beginning of year	2,793,303,808	2,876,781,162	1,171,935,952	1,869,994,094	698,743
Contract purchase payments	81,445,149	21,736,703	40,634,104	5,736,546	707,621
Net transfers(1)	(64,081,741)	(126,165,023)	(38,450,574)	(92,914,704)	990,907
Transfers for policy loans	109,098	122,921	23,933	20,934	—
Contract charges	(21,859,018)	(13,409,399)	(6,834,457)	(8,938,937)	(726)
Contract terminations:
Surrender benefits	(98,339,956)	(207,592,385)	(70,802,858)	(153,467,308)	(34,791)
Death benefits	(16,450,094)	(12,825,740)	(16,102,119)	(31,580,886)	(37,641)
Units outstanding at end of year	2,674,127,246	2,538,648,239	1,080,403,981	1,588,849,739	2,324,113

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$56,499	$(916,417)	$54,252	$(346,356)	$(171,556)
Net realized gain (loss) on sales of investments	(7,921)	8,267,068	(17,730)	3,034,972	1,224,251
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(129,654)	(18,082,096)	(221,874)	(2,841,360)	(1,267,151)
Net increase (decrease) in net assets resulting from operations	(81,076)	(10,731,445)	(185,352)	(152,744)	(214,456)

Contract transactions
Contract purchase payments	593,027	1,000,692	437,065	314,357	228,686
Net transfers(1)	1,598,769	(4,485,854)	1,089,186	(1,084,846)	5,673,276
Transfers for policy loans	—	30,837	(167)	6,906	(1,787)
Adjustments to net assets allocated to contracts in payment period	—	(164,222)	—	(11,611)	(26,769)
Contract charges	(933)	(217,781)	(975)	(88,589)	(15,327)
Contract terminations:
Surrender benefits	(109,940)	(13,251,832)	(264,849)	(4,201,590)	(2,816,874)
Death benefits	—	(932,898)	(19,502)	(355,448)	(80,515)
Increase (decrease) from contract transactions	2,080,923	(18,021,058)	1,240,758	(5,420,821)	2,960,690
Net assets at beginning of year	838,212	119,932,061	2,143,678	41,816,990	18,196,148
Net assets at end of year	$2,838,059	$91,179,558	$3,199,084	$36,243,425	$20,942,382

Accumulation unit activity
Units outstanding at beginning of year	846,023	45,328,960	2,060,956	28,527,088	8,566,525
Contract purchase payments	596,200	406,996	417,938	214,345	107,303
Net transfers(1)	1,609,906	(1,826,140)	1,017,917	(737,081)	2,615,929
Transfers for policy loans	—	12,313	(168)	4,525	(1,079)
Contract charges	(942)	(86,220)	(939)	(60,064)	(7,000)
Contract terminations:
Surrender benefits	(111,290)	(4,949,130)	(252,142)	(2,876,674)	(1,259,498)
Death benefits	—	(368,986)	(18,243)	(243,242)	(38,254)
Units outstanding at end of year	2,939,897	38,517,793	3,225,319	24,828,897	9,983,926

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(28,077)	$1,452,536	$(2,813,638)	$53,665	$1,327,487
Net realized gain (loss) on sales of investments	(9,824)	983,134	8,401,698	1,463,436	571,666
Distributions from capital gains	—	23,285,734	53,007,913	—	—
Net change in unrealized appreciation or depreciation of investments	(68,358)	(27,043,856)	(61,686,736)	(1,401,101)	(1,724,667)
Net increase (decrease) in net assets resulting from operations	(106,259)	(1,322,452)	(3,090,763)	116,000	174,486

Contract transactions
Contract purchase payments	2,995,723	3,188,701	3,574,967	374,676	592,818
Net transfers(1)	3,774,837	(7,649,657)	(11,510,052)	820,618	4,775,284
Transfers for policy loans	3	94,907	76,797	11,114	13,636
Adjustments to net assets allocated to contracts in payment period	—	(203,382)	(188,910)	66,669	(9,263)
Contract charges	(1,522)	(257,579)	(269,501)	(20,707)	(56,681)
Contract terminations:
Surrender benefits	(461,738)	(30,967,152)	(37,967,059)	(3,453,275)	(4,212,341)
Death benefits	(54,880)	(2,019,487)	(2,160,359)	(373,134)	(468,003)
Increase (decrease) from contract transactions	6,252,423	(37,813,649)	(48,444,117)	(2,574,039)	635,450
Net assets at beginning of year	5,397,869	280,176,145	341,047,649	30,813,703	40,732,721
Net assets at end of year	$11,544,033	$241,040,044	$289,512,769	$28,355,664	$41,542,657

Accumulation unit activity
Units outstanding at beginning of year	5,404,819	107,941,016	121,748,622	15,061,113	29,780,114
Contract purchase payments	2,998,571	1,296,171	1,321,122	182,040	412,932
Net transfers(1)	3,771,229	(3,209,616)	(4,084,076)	402,165	3,233,571
Transfers for policy loans	3	32,452	25,121	5,380	7,756
Contract charges	(1,524)	(95,791)	(93,515)	(10,147)	(41,495)
Contract terminations:
Surrender benefits	(461,289)	(11,170,550)	(12,673,155)	(1,694,605)	(2,811,506)
Death benefits	(54,943)	(783,801)	(763,092)	(185,742)	(316,764)
Units outstanding at end of year	11,656,866	94,009,881	105,481,027	13,760,204	30,264,608

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(660,020)	$293,363
Net realized gain (loss) on sales of investments	1,764,038	(231,250)
Distributions from capital gains	8,683,020	—
Net change in unrealized appreciation or depreciation of investments	(12,613,815)	(507,399)
Net increase (decrease) in net assets resulting from operations	(2,826,777)	(445,286)

Contract transactions
Contract purchase payments	3,715,800	892,596
Net transfers(1)	4,985,607	(272,024)
Transfers for policy loans	(17,629)	520
Adjustments to net assets allocated to contracts in payment period	(7,728)	(1,909)
Contract charges	(36,193)	(2,803)
Contract terminations:
Surrender benefits	(6,285,996)	(403,365)
Death benefits	(551,835)	(93,146)
Increase (decrease) from contract transactions	1,802,026	119,869
Net assets at beginning of year	68,709,508	5,973,290
Net assets at end of year	$67,684,757	$5,647,873

Accumulation unit activity
Units outstanding at beginning of year	32,243,333	6,037,414
Contract purchase payments	1,700,325	905,444
Net transfers(1)	2,217,316	(288,762)
Transfers for policy loans	(7,685)	524
Contract charges	(16,250)	(2,852)
Contract terminations:
Surrender benefits	(2,787,325)	(410,378)
Death benefits	(250,460)	(96,591)
Units outstanding at end of year	33,099,254	6,144,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(29,688)	$(82,614)	$268,263	$4,752,943	$(257,260)
Net realized gain (loss) on sales of investments	49,855	435,646	6,151,912	(3,053,113)	277,092
Distributions from capital gains	173,085	—	—	—	293,441
Net change in unrealized appreciation or depreciation of investments	(55,456)	(12,063)	2,752,271	(15,665,272)	1,304,782
Net increase (decrease) in net assets resulting from operations	137,796	340,969	9,172,446	(13,965,442)	1,618,055

Contract transactions
Contract purchase payments	696,563	158,052	1,157,834	3,030,400	5,990,684
Net transfers(1)	1,315,456	(37,327)	(4,791,672)	(9,987,368)	26,960,621
Transfers for policy loans	1,033	1,098	32,112	90,460	4,209
Adjustments to net assets allocated to contracts in payment period	—	—	(58,423)	(47,678)	108,556
Contract charges	(2,417)	(8,113)	(78,153)	(230,266)	(13,979)
Contract terminations:
Surrender benefits	(940,448)	(722,532)	(14,152,809)	(24,242,351)	(2,094,832)
Death benefits	(9,682)	(49,399)	(1,497,213)	(1,753,079)	(210,823)
Increase (decrease) from contract transactions	1,060,505	(658,221)	(19,388,324)	(33,139,882)	30,744,436
Net assets at beginning of year	3,663,559	9,113,778	122,245,133	221,773,783	15,719,648
Net assets at end of year	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$48,082,139

Accumulation unit activity
Units outstanding at beginning of year	3,435,836	6,956,449	71,636,919	141,034,862	14,759,331
Contract purchase payments	645,822	117,475	665,542	2,300,064	5,033,981
Net transfers(1)	1,209,256	(30,377)	(2,716,302)	(5,883,642)	22,807,369
Transfers for policy loans	951	863	17,989	55,989	3,625
Contract charges	(2,228)	(6,042)	(44,755)	(141,645)	(11,863)
Contract terminations:
Surrender benefits	(859,168)	(534,555)	(8,093,849)	(14,870,437)	(1,781,947)
Death benefits	(8,796)	(36,010)	(845,337)	(1,142,987)	(169,047)
Units outstanding at end of year	4,421,673	6,467,803	60,620,207	121,352,204	40,641,449

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$117,707	$55,322	$(198,228)	$352,217	$913,986
Net realized gain (loss) on sales of investments	366,563	2,760,079	2,271,540	2,145,813	261,052
Distributions from capital gains	—	3,394,178	—	—	5,742,976
Net change in unrealized appreciation or depreciation of investments	(1,350,931)	1,129,361	437,028	3,286,331	(6,385,161)
Net increase (decrease) in net assets resulting from operations	(866,661)	7,338,940	2,510,340	5,784,361	532,853

Contract transactions
Contract purchase payments	170,433	568,861	459,037	384,282	8,557,633
Net transfers(1)	(176,930)	701,441	34,632	(1,628,056)	15,104,404
Transfers for policy loans	17,113	651	(918)	(10,393)	5,705
Adjustments to net assets allocated to contracts in payment period	(4,178)	26,957	(1,193)	(33,512)	224,898
Contract charges	(4,722)	(42,374)	(23,200)	(13,949)	(35,812)
Contract terminations:
Surrender benefits	(1,362,706)	(5,079,190)	(3,523,010)	(5,610,157)	(4,720,477)
Death benefits	(194,681)	(426,480)	(268,394)	(476,970)	(559,096)
Increase (decrease) from contract transactions	(1,555,671)	(4,250,134)	(3,323,046)	(7,388,755)	18,577,255
Net assets at beginning of year	14,796,919	52,077,512	30,406,131	51,195,554	47,699,273
Net assets at end of year	$12,374,587	$55,166,318	$29,593,425	$49,591,160	$66,809,381

Accumulation unit activity
Units outstanding at beginning of year	9,425,027	31,661,504	18,619,312	20,141,713	40,444,237
Contract purchase payments	110,375	314,616	276,191	143,306	7,291,967
Net transfers(1)	(119,797)	337,672	41,332	(609,809)	12,912,557
Transfers for policy loans	10,494	194	(591)	(3,758)	4,913
Contract charges	(3,073)	(24,118)	(13,948)	(5,271)	(30,347)
Contract terminations:
Surrender benefits	(887,777)	(3,008,948)	(2,119,116)	(2,104,357)	(3,999,068)
Death benefits	(128,160)	(239,349)	(164,362)	(180,631)	(477,167)
Units outstanding at end of year	8,407,089	29,041,571	16,638,818	17,381,193	56,147,092

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$176,498	$(2,675,605)	$(2,015,421)	$(12,023)	$(165,358)
Net realized gain (loss) on sales of investments	559,226	8,797,270	15,815	(24,237)	147,834
Distributions from capital gains	1,734,604	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(299,707)	16,881,789	(15,816)	(329,793)	2,096,986
Net increase (decrease) in net assets resulting from operations	2,170,621	23,003,454	(2,015,422)	(366,053)	2,079,462

Contract transactions
Contract purchase payments	402,339	8,544,910	12,870,161	523,968	4,392,048
Net transfers(1)	62,819	25,868,605	(1,817,183)	657,385	12,795,098
Transfers for policy loans	24,635	155,186	349,811	187	(3,639)
Adjustments to net assets allocated to contracts in payment period	(6,570)	(142,533)	(1,672,644)	—	9,646
Contract charges	(20,208)	(169,398)	(188,836)	(292)	(7,751)
Contract terminations:
Surrender benefits	(2,989,204)	(25,189,785)	(55,898,072)	(89,856)	(1,087,981)
Death benefits	(205,863)	(4,540,449)	(3,556,530)	(3,815)	(39,500)
Increase (decrease) from contract transactions	(2,732,052)	4,526,536	(49,913,293)	1,087,577	16,057,921
Net assets at beginning of year	26,439,874	258,002,784	247,050,839	602,110	9,254,724
Net assets at end of year	$25,878,443	$285,532,774	$195,122,124	$1,323,634	$27,392,107

Accumulation unit activity
Units outstanding at beginning of year	18,358,231	143,158,842	218,622,489	649,733	7,634,364
Contract purchase payments	265,803	5,054,902	11,879,247	577,597	3,482,725
Net transfers(1)	25,873	15,120,476	(3,958,926)	721,103	10,006,696
Transfers for policy loans	16,483	87,540	302,406	197	(2,927)
Contract charges	(13,567)	(91,844)	(167,080)	(343)	(6,067)
Contract terminations:
Surrender benefits	(2,010,706)	(13,606,947)	(49,286,667)	(104,469)	(863,325)
Death benefits	(138,160)	(2,465,786)	(3,224,160)	(3,964)	(30,237)
Units outstanding at end of year	16,503,957	147,257,183	174,167,309	1,839,854	20,221,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,120)	$(42,928)	$(7,010,978)	$280,437	$(1,519,561)
Net realized gain (loss) on sales of investments	7,244	(108,669)	45,045,794	(45,206)	7,241,809
Distributions from capital gains	—	—	—	28,449	648,925
Net change in unrealized appreciation or depreciation of investments	111,516	4,045	27,258,388	(490,399)	(12,377,759)
Net increase (decrease) in net assets resulting from operations	117,640	(147,552)	65,293,204	(226,719)	(6,006,586)

Contract transactions
Contract purchase payments	1,059,968	377,081	8,663,113	824,967	3,192,106
Net transfers(1)	4,653,204	45,533	(23,991,325)	4,578,466	(15,514,897)
Transfers for policy loans	(204)	(14,959)	234,902	(624)	95,563
Adjustments to net assets allocated to contracts in payment period	—	—	(751,949)	5,529	(237,634)
Contract charges	(1,563)	(3,218)	(583,526)	(2,756)	(222,349)
Contract terminations:
Surrender benefits	(185,751)	(418,442)	(88,335,250)	(340,159)	(21,840,487)
Death benefits	—	(23,479)	(8,084,889)	(52,226)	(1,564,133)
Increase (decrease) from contract transactions	5,525,654	(37,484)	(112,848,924)	5,013,197	(36,091,831)
Net assets at beginning of year	1,415,769	4,194,052	789,841,134	3,452,362	230,493,296
Net assets at end of year	$7,059,063	$4,009,016	$742,285,414	$8,238,840	$188,394,879

Accumulation unit activity
Units outstanding at beginning of year	1,485,713	4,424,704	390,027,389	3,819,949	108,813,537
Contract purchase payments	1,078,256	412,084	4,381,355	874,537	1,604,956
Net transfers(1)	4,738,595	29,037	(11,447,509)	4,794,433	(7,032,770)
Transfers for policy loans	(208)	(16,115)	102,766	(669)	47,788
Contract charges	(1,596)	(3,537)	(288,319)	(2,936)	(100,992)
Contract terminations:
Surrender benefits	(188,370)	(464,348)	(40,841,890)	(362,927)	(9,998,179)
Death benefits	—	(25,950)	(3,762,047)	(55,695)	(765,067)
Units outstanding at end of year	7,112,390	4,355,875	338,171,745	9,066,692	92,569,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
Operations
Investment income (loss) — net	$(1,866,710)	$21,224,730	$(1,544,160)	$10,062,089	$(388,791)
Net realized gain (loss) on sales of investments	(1,843,173)	4,825,704	(2,624,059)	(4,310,607)	(714,735)
Distributions from capital gains	8,415,388	—	—	2,836,794	—
Net change in unrealized appreciation or depreciation of investments	(3,673,557)	(14,824,350)	9,313,071	18,162,364	(1,698,125)
Net increase (decrease) in net assets resulting from operations	1,031,948	11,226,084	5,144,852	26,750,640	(2,801,651)

Contract transactions
Contract purchase payments	1,639,121	3,508,455	1,108,803	5,773,699	2,154,770
Net transfers(1)	(22,153,572)	1,060,020	(9,168,142)	(56,478,093)	(2,644,841)
Transfers for policy loans	49,585	44,083	(12,716)	126,461	10,976
Adjustments to net assets allocated to contracts in payment period	(192,477)	(502,411)	(94,451)	(667,179)	(24,260)
Contract charges	(227,758)	(234,521)	(216,705)	(701,959)	(27,602)
Contract terminations:
Surrender benefits	(25,127,921)	(49,993,150)	(18,476,313)	(75,275,301)	(4,449,784)
Death benefits	(3,313,027)	(6,514,501)	(3,216,001)	(10,727,526)	(339,315)
Increase (decrease) from contract transactions	(49,326,049)	(52,632,025)	(30,075,525)	(137,949,898)	(5,320,056)
Net assets at beginning of year	224,149,730	415,832,402	181,631,906	663,230,651	47,631,885
Net assets at end of year	$175,855,629	$374,426,461	$156,701,233	$552,031,393	$39,510,178

Accumulation unit activity
Units outstanding at beginning of year	135,911,930	191,727,803	100,497,355	406,205,161	39,381,409
Contract purchase payments	1,026,129	1,652,192	603,516	3,550,351	1,845,915
Net transfers(1)	(13,520,906)	613,947	(5,018,580)	(34,938,150)	(2,328,329)
Transfers for policy loans	27,814	17,625	(6,474)	75,673	9,619
Contract charges	(136,680)	(106,070)	(117,010)	(425,292)	(24,027)
Contract terminations:
Surrender benefits	(14,454,432)	(22,140,429)	(9,912,674)	(44,267,115)	(3,935,426)
Death benefits	(2,037,309)	(2,913,800)	(1,725,600)	(6,426,101)	(292,643)
Units outstanding at end of year	106,816,546	168,851,268	84,320,533	323,774,527	34,656,518

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(1,161,748)	$(1,653,145)	$(4,012,236)	$28,480	$(912,232)
Net realized gain (loss) on sales of investments	6,957,274	11,976,928	23,050,941	(57,747)	6,273,993
Distributions from capital gains	—	—	—	179,797	—
Net change in unrealized appreciation or depreciation of investments	10,868,473	10,847,060	34,287,698	(332,227)	121,555
Net increase (decrease) in net assets resulting from operations	16,663,999	21,170,843	53,326,403	(181,697)	5,483,316

Contract transactions
Contract purchase payments	1,723,600	14,911,816	4,132,738	3,595,267	1,181,897
Net transfers(1)	(3,527,889)	12,378,265	(23,470,076)	3,753,858	(4,047,849)
Transfers for policy loans	36,837	(21,236)	356,841	212	78,310
Adjustments to net assets allocated to contracts in payment period	124,484	(81,877)	(985,555)	—	(139,664)
Contract charges	(126,727)	(108,914)	(612,529)	(1,804)	(75,226)
Contract terminations:
Surrender benefits	(14,609,888)	(22,783,087)	(40,258,681)	(648,750)	(10,376,021)
Death benefits	(2,035,644)	(1,689,800)	(4,585,952)	(204,474)	(1,052,480)
Increase (decrease) from contract transactions	(18,415,227)	2,605,167	(65,423,214)	6,494,309	(14,431,033)
Net assets at beginning of year	140,705,400	174,723,889	424,609,362	9,031,885	97,729,965
Net assets at end of year	$138,954,172	$198,499,899	$412,512,551	$15,344,497	$88,782,248

Accumulation unit activity
Units outstanding at beginning of year	138,336,244	120,287,167	292,545,714	8,464,828	58,643,616
Contract purchase payments	1,580,438	9,398,173	2,684,210	3,369,604	713,361
Net transfers(1)	(3,667,154)	7,665,149	(18,314,255)	3,695,510	(2,298,951)
Transfers for policy loans	36,302	(14,004)	198,499	196	50,983
Contract charges	(119,255)	(71,911)	(424,352)	(1,694)	(44,771)
Contract terminations:
Surrender benefits	(13,986,781)	(15,234,927)	(26,757,351)	(616,557)	(6,109,415)
Death benefits	(1,939,752)	(1,168,807)	(3,085,759)	(190,539)	(621,800)
Units outstanding at end of year	120,240,042	120,860,840	246,846,706	14,721,348	50,333,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(897,198)	$718,080	$(443,117)	$(547,876)	$1,166,448
Net realized gain (loss) on sales of investments	5,560,701	3,371,944	2,492,601	4,278,562	425,153
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,889,920	(13,574,774)	2,933,882	(744,362)	4,859,851
Net increase (decrease) in net assets resulting from operations	10,553,423	(9,484,750)	4,983,366	2,986,324	6,451,452

Contract transactions
Contract purchase payments	1,218,117	1,242,366	592,186	757,015	2,614,468
Net transfers(1)	(1,014,138)	(3,821,711)	6,272,601	359,278	(9,754,076)
Transfers for policy loans	(8,586)	70,803	(968)	15,661	60,230
Adjustments to net assets allocated to contracts in payment period	(29,568)	(76,210)	(4,576)	(46,428)	(93,148)
Contract charges	(69,056)	(66,728)	(29,243)	(46,005)	(92,628)
Contract terminations:
Surrender benefits	(10,265,868)	(9,884,686)	(5,172,255)	(7,852,247)	(18,451,148)
Death benefits	(863,311)	(939,998)	(341,026)	(443,305)	(3,408,518)
Increase (decrease) from contract transactions	(11,032,410)	(13,476,164)	1,316,719	(7,256,031)	(29,124,820)
Net assets at beginning of year	99,999,121	105,664,438	47,016,618	66,588,601	148,738,366
Net assets at end of year	$99,520,134	$82,703,524	$53,316,703	$62,318,894	$126,064,998

Accumulation unit activity
Units outstanding at beginning of year	54,650,734	71,769,568	26,236,952	26,163,415	118,638,548
Contract purchase payments	657,344	889,808	321,213	304,160	2,143,281
Net transfers(1)	(557,547)	(2,944,667)	3,381,950	182,853	(8,134,352)
Transfers for policy loans	(5,057)	47,326	(474)	5,463	47,801
Contract charges	(35,931)	(48,222)	(15,644)	(18,130)	(71,549)
Contract terminations:
Surrender benefits	(5,200,129)	(7,151,181)	(2,730,536)	(2,965,951)	(14,185,116)
Death benefits	(436,913)	(682,381)	(185,465)	(180,757)	(2,609,101)
Units outstanding at end of year	49,072,501	61,880,251	27,007,996	23,491,053	95,829,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(433,360)	$167,967	$6,654,592	$(992,743)	$437,592
Net realized gain (loss) on sales of investments	(5,331,769)	95,929	424,071	17,186,891	2,885,799
Distributions from capital gains	—	156,850	—	10,271,743	15,345
Net change in unrealized appreciation or depreciation of investments	(2,083,684)	109,400	(7,631,268)	24,775,239	1,716,111
Net increase (decrease) in net assets resulting from operations	(7,848,813)	530,146	(552,605)	51,241,130	5,054,847

Contract transactions
Contract purchase payments	969,453	1,660,110	3,293,857	16,246,198	544,953
Net transfers(1)	(3,979,208)	4,152,081	(45,100,272)	(4,731,783)	(1,611,639)
Transfers for policy loans	15,830	13,348	(73,052)	54,171	47,440
Adjustments to net assets allocated to contracts in payment period	(15,134)	(125,108)	(54,044)	(269,949)	(24,087)
Contract charges	(29,803)	(16,066)	(211,447)	(285,196)	(21,606)
Contract terminations:
Surrender benefits	(5,305,292)	(2,170,973)	(39,717,331)	(50,590,725)	(7,183,696)
Death benefits	(325,504)	(158,391)	(3,583,192)	(4,417,913)	(666,733)
Increase (decrease) from contract transactions	(8,669,658)	3,355,001	(85,445,481)	(43,995,197)	(8,915,368)
Net assets at beginning of year	52,642,792	24,843,922	333,885,716	509,204,692	59,592,311
Net assets at end of year	$36,124,321	$28,729,069	$247,887,630	$516,450,625	$55,731,790

Accumulation unit activity
Units outstanding at beginning of year	68,432,931	24,745,914	259,325,580	326,303,227	36,071,239
Contract purchase payments	1,259,266	1,618,142	2,552,643	9,930,369	320,315
Net transfers(1)	(5,230,430)	4,031,057	(34,954,382)	(3,014,929)	(966,431)
Transfers for policy loans	21,354	12,921	(55,302)	31,861	27,294
Contract charges	(38,645)	(15,627)	(163,779)	(175,445)	(12,643)
Contract terminations:
Surrender benefits	(6,967,959)	(2,104,276)	(30,657,095)	(31,346,369)	(4,232,864)
Death benefits	(419,150)	(154,296)	(2,795,683)	(2,709,346)	(397,953)
Units outstanding at end of year	57,057,367	28,133,835	193,251,982	299,019,368	30,808,957

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2
Operations
Investment income (loss) — net	$(797,756)	$59,357	$938,356	$(638,560)	$1,529,245
Net realized gain (loss) on sales of investments	6,014,419	286,679	(14,940)	(5,682,649)	33,141
Distributions from capital gains	2,746,521	5,038	469,383	—	—
Net change in unrealized appreciation or depreciation of investments	(2,056,379)	(2,081,839)	(1,338,588)	25,909,659	(1,566,010)
Net increase (decrease) in net assets resulting from operations	5,906,805	(1,730,765)	54,211	19,588,450	(3,624)

Contract transactions
Contract purchase payments	1,045,192	203,105	4,766,091	2,158,270	8,066,476
Net transfers(1)	(5,372,407)	(483,194)	24,651,710	(2,105,450)	37,438,233
Transfers for policy loans	23,933	704	(368)	78,541	3,000
Adjustments to net assets allocated to contracts in payment period	(106,311)	(9,724)	152,782	(50,921)	—
Contract charges	(39,812)	(6,565)	(8,739)	(106,835)	(21,200)
Contract terminations:
Surrender benefits	(13,008,653)	(2,306,762)	(1,759,056)	(16,607,223)	(2,326,521)
Death benefits	(953,102)	(175,097)	(146,413)	(1,707,913)	(292,513)
Increase (decrease) from contract transactions	(18,411,160)	(2,777,533)	27,656,007	(18,341,531)	42,867,475
Net assets at beginning of year	124,273,289	20,736,904	12,848,111	148,569,200	17,726,376
Net assets at end of year	$111,768,934	$16,228,606	$40,558,329	$149,816,119	$60,590,227

Accumulation unit activity
Units outstanding at beginning of year	23,721,545	13,349,596	13,064,120	78,865,022	16,562,668
Contract purchase payments	197,896	136,143	4,705,036	1,223,201	7,163,785
Net transfers(1)	(1,020,839)	(332,619)	24,258,815	(782,408)	33,283,998
Transfers for policy loans	4,486	57	(376)	26,455	2,661
Contract charges	(7,556)	(4,440)	(8,620)	(51,122)	(18,748)
Contract terminations:
Surrender benefits	(2,472,337)	(1,566,941)	(1,735,893)	(7,563,518)	(2,063,413)
Death benefits	(181,786)	(118,125)	(143,771)	(747,383)	(257,297)
Units outstanding at end of year	20,241,409	11,463,671	40,139,311	70,970,247	54,673,654

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(441,599)	$1,016,992	$249,259	$8,820	$(8,569)
Net realized gain (loss) on sales of investments	10,445,996	(14,913)	12,730,624	(493)	327,830
Distributions from capital gains	12,313,309	—	39,246,230	189	1,061,769
Net change in unrealized appreciation or depreciation of investments	(23,119,316)	(944,711)	(22,997,036)	(28,038)	(950,419)
Net increase (decrease) in net assets resulting from operations	(801,610)	57,368	29,229,077	(19,522)	430,611

Contract transactions
Contract purchase payments	5,411,868	3,195,963	1,954,019	226,317	68,618
Net transfers(1)	(7,392,577)	14,558,355	(15,702,642)	845,384	(507,957)
Transfers for policy loans	7,451	5,198	42,449	—	(10,078)
Adjustments to net assets allocated to contracts in payment period	(216,731)	—	(135,324)	—	(3,972)
Contract charges	(94,308)	(10,179)	(226,242)	(76)	(3,035)
Contract terminations:
Surrender benefits	(18,129,030)	(1,824,137)	(29,510,834)	(5,629)	(772,454)
Death benefits	(1,541,414)	(292,802)	(2,415,033)	—	(80,462)
Increase (decrease) from contract transactions	(21,954,741)	15,632,398	(45,993,607)	1,065,996	(1,309,340)
Net assets at beginning of year	176,995,729	18,599,845	257,444,463	—	8,413,282
Net assets at end of year	$154,239,378	$34,289,611	$240,679,933	$1,046,474	$7,534,553

Accumulation unit activity
Units outstanding at beginning of year	58,978,042	18,986,662	66,581,225	—	3,223,207
Contract purchase payments	2,266,373	3,217,204	504,923	227,287	26,318
Net transfers(1)	(2,487,427)	14,638,190	(3,910,702)	859,236	(196,939)
Transfers for policy loans	(3,517)	5,118	9,748	—	(3,717)
Contract charges	(31,109)	(10,219)	(55,940)	(77)	(1,168)
Contract terminations:
Surrender benefits	(5,663,266)	(1,836,405)	(7,197,855)	(5,004)	(296,700)
Death benefits	(461,848)	(294,747)	(590,495)	—	(30,295)
Units outstanding at end of year	52,597,248	34,705,803	55,340,904	1,081,442	2,720,706

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II
Operations
Investment income (loss) — net	$751,831	$(121,235)	$(295,478)	$346,963	$(458,910)
Net realized gain (loss) on sales of investments	9,641,856	730,773	(10,049)	17,173,136	1,916,557
Distributions from capital gains	6,573,338	—	1,756,541	—	2,023,102
Net change in unrealized appreciation or depreciation of investments	4,757,727	484,315	(284,352)	(617,407)	4,942,235
Net increase (decrease) in net assets resulting from operations	21,724,752	1,093,853	1,166,662	16,902,692	8,422,984

Contract transactions
Contract purchase payments	1,281,860	175,810	3,252,277	1,888,437	669,318
Net transfers(1)	(10,423,004)	(312,875)	10,094,966	(26,834,589)	9,200,389
Transfers for policy loans	23,482	17,927	(4,235)	332	6,490
Adjustments to net assets allocated to contracts in payment period	(60,501)	(8,138)	15,761	(22,082)	(23,614)
Contract charges	(268,069)	(8,263)	(12,045)	(425,503)	(31,990)
Contract terminations:
Surrender benefits	(14,545,829)	(1,629,145)	(2,012,019)	(21,587,594)	(4,420,532)
Death benefits	(1,324,456)	(197,610)	(143,968)	(1,945,576)	(349,142)
Increase (decrease) from contract transactions	(25,316,517)	(1,962,294)	11,190,737	(48,926,575)	5,050,919
Net assets at beginning of year	157,109,824	15,863,232	21,763,371	236,246,838	44,304,942
Net assets at end of year	$153,518,059	$14,994,791	$34,120,770	$204,222,955	$57,778,845

Accumulation unit activity
Units outstanding at beginning of year	102,617,752	11,731,155	22,154,963	129,042,560	24,134,764
Contract purchase payments	791,071	127,732	3,193,226	1,024,296	335,683
Net transfers(1)	(6,440,981)	(220,703)	9,965,738	(13,883,622)	4,557,566
Transfers for policy loans	15,009	12,723	(4,436)	(2,435)	2,709
Contract charges	(164,551)	(6,006)	(11,825)	(220,645)	(16,141)
Contract terminations:
Surrender benefits	(8,966,958)	(1,188,925)	(1,973,458)	(11,371,856)	(2,243,240)
Death benefits	(834,486)	(143,784)	(142,771)	(1,039,165)	(178,633)
Units outstanding at end of year	87,016,856	10,312,192	33,181,437	103,549,133	26,592,708

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv
Operations
Investment income (loss) — net	$513,263	$(141,820)	$(214,515)	$(117,204)	$317,233
Net realized gain (loss) on sales of investments	2,800,832	751,362	(712,803)	970,963	12,416
Distributions from capital gains	—	—	5,569,459	1,048,426	—
Net change in unrealized appreciation or depreciation of investments	(4,120,409)	555,482	(7,290,345)	(312,971)	14,330
Net increase (decrease) in net assets resulting from operations	(806,314)	1,165,024	(2,648,204)	1,589,214	343,979

Contract transactions
Contract purchase payments	1,259,845	169,987	6,480,354	175,022	1,725,853
Net transfers(1)	9,118,806	(527,210)	17,106,109	(512,557)	10,637,135
Transfers for policy loans	13,598	29,128	4,681	9,745	415
Adjustments to net assets allocated to contracts in payment period	(13,525)	(7,111)	287,561	9,677	38,697
Contract charges	(91,483)	(8,557)	(22,705)	(8,364)	(5,051)
Contract terminations:
Surrender benefits	(9,534,832)	(1,724,433)	(3,670,100)	(1,842,050)	(729,067)
Death benefits	(821,799)	(214,778)	(198,208)	(31,037)	(71,961)
Increase (decrease) from contract transactions	(69,390)	(2,282,974)	19,987,692	(2,199,564)	11,596,021
Net assets at beginning of year	100,859,235	17,575,044	27,766,379	15,665,106	6,997,533
Net assets at end of year	$99,983,531	$16,457,094	$45,105,867	$15,054,756	$18,937,533

Accumulation unit activity
Units outstanding at beginning of year	60,998,812	13,176,088	23,002,354	14,693,061	7,093,974
Contract purchase payments	766,037	124,618	5,550,137	158,418	1,707,031
Net transfers(1)	5,469,235	(382,948)	14,450,692	(475,806)	10,504,055
Transfers for policy loans	7,873	21,547	4,024	8,666	409
Contract charges	(55,979)	(6,299)	(19,394)	(7,537)	(4,978)
Contract terminations:
Surrender benefits	(5,655,076)	(1,265,806)	(3,134,519)	(1,673,334)	(719,411)
Death benefits	(503,502)	(154,595)	(168,989)	(28,642)	(70,903)
Units outstanding at end of year	61,027,400	11,512,605	39,684,305	12,674,826	18,510,177

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$204,254	$(156,423)	$(373,957)	$1,073,468	$(40,455)
Net realized gain (loss) on sales of investments	117,765	1,267,249	4,531,475	652,566	96,272
Distributions from capital gains	222,336	1,165,352	3,928,934	5,053,623	928,576
Net change in unrealized appreciation or depreciation of investments	(306,776)	(803,053)	(2,301,015)	(12,994,467)	(670,375)
Net increase (decrease) in net assets resulting from operations	237,579	1,473,125	5,785,437	(6,214,810)	314,018

Contract transactions
Contract purchase payments	605,471	201,021	837,160	558,677	1,268,465
Net transfers(1)	2,844,314	(271,608)	(6,823,163)	(4,385,305)	10,831,461
Transfers for policy loans	—	4,258	(7,376)	40,606	(9,528)
Adjustments to net assets allocated to contracts in payment period	(13,826)	(115,887)	(1,499)	(42,328)	—
Contract charges	(9,170)	(9,776)	(97,085)	(26,541)	(7,407)
Contract terminations:
Surrender benefits	(1,815,849)	(2,405,175)	(5,926,769)	(7,553,290)	(883,624)
Death benefits	(163,297)	(81,148)	(420,446)	(389,462)	(564,697)
Increase (decrease) from contract transactions	1,447,643	(2,678,315)	(12,439,178)	(11,797,643)	10,634,670
Net assets at beginning of year	9,385,487	19,917,928	59,209,058	58,266,647	5,819,949
Net assets at end of year	$11,070,709	$18,712,738	$52,555,317	$40,254,194	$16,768,637

Accumulation unit activity
Units outstanding at beginning of year	7,765,476	24,492,532	43,429,878	37,894,826	5,186,682
Contract purchase payments	506,361	244,416	596,903	369,102	1,123,393
Net transfers(1)	2,375,100	(316,616)	(4,909,084)	(2,944,067)	9,678,665
Transfers for policy loans	—	6,581	(5,185)	26,645	(8,325)
Contract charges	(7,614)	(11,524)	(69,459)	(17,516)	(6,511)
Contract terminations:
Surrender benefits	(1,500,218)	(2,986,491)	(4,231,179)	(5,057,918)	(777,536)
Death benefits	(136,468)	(100,498)	(297,997)	(261,747)	(490,683)
Units outstanding at end of year	9,002,637	21,328,400	34,513,877	30,009,325	14,705,685

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)
Operations
Investment income (loss) — net	$(449,286)	$2,754,094	$(122,401)	$(451,617)	$(3,194)
Net realized gain (loss) on sales of investments	2,978,661	8,209,762	1,685,703	1,276,840	(1,487)
Distributions from capital gains	10,852,462	10,119,153	—	6,719,416	—
Net change in unrealized appreciation or depreciation of investments	(18,505,737)	7,652,431	6,083,934	(7,291,699)	(1,360)
Net increase (decrease) in net assets resulting from operations	(5,123,900)	28,735,440	7,647,236	252,940	(6,041)

Contract transactions
Contract purchase payments	529,821	9,947,456	854,123	1,930,111	188,271
Net transfers(1)	(8,199,322)	5,562,705	(1,928,781)	(1,393,961)	915,334
Transfers for policy loans	(7,058)	61,987	4,601	10,242	—
Adjustments to net assets allocated to contracts in payment period	(13,325)	59,792	(97,903)	52,468	—
Contract charges	(34,441)	(156,733)	(47,690)	(28,831)	(321)
Contract terminations:
Surrender benefits	(7,531,663)	(25,148,440)	(6,527,666)	(5,214,156)	(5,837)
Death benefits	(313,735)	(2,687,989)	(461,975)	(362,915)	—
Increase (decrease) from contract transactions	(15,569,723)	(12,361,222)	(8,205,291)	(5,007,042)	1,097,447
Net assets at beginning of year	64,507,702	257,426,087	63,190,597	49,578,317	—
Net assets at end of year	$43,814,079	$273,800,305	$62,632,542	$44,824,215	$1,091,406

Accumulation unit activity
Units outstanding at beginning of year	32,602,226	99,559,412	51,114,933	27,536,608	—
Contract purchase payments	283,047	3,939,759	645,879	1,102,806	190,130
Net transfers(1)	(4,497,056)	2,427,185	(1,479,521)	(839,010)	921,224
Transfers for policy loans	(3,268)	19,154	3,348	5,257	—
Contract charges	(18,685)	(55,593)	(35,895)	(16,150)	(324)
Contract terminations:
Surrender benefits	(4,084,013)	(8,629,241)	(4,950,671)	(2,939,600)	(5,091)
Death benefits	(170,607)	(1,020,405)	(352,731)	(205,280)	—
Units outstanding at end of year	24,111,644	96,240,271	44,945,342	24,644,631	1,105,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(108,645)	$(65,692)	$16,943,232	$(253,847)	$7,544,283
Net realized gain (loss) on sales of investments	315,553	3,440,645	5,611,873	3,747,575	236,921
Distributions from capital gains	—	5,238,962	—	12,188,871	—
Net change in unrealized appreciation or depreciation of investments	(1,015,884)	(7,261,698)	(12,142,209)	(6,903,031)	(7,390,172)
Net increase (decrease) in net assets resulting from operations	(808,976)	1,352,217	10,412,896	8,779,568	391,032

Contract transactions
Contract purchase payments	225,939	3,943,699	7,345,539	3,292,502	3,136,868
Net transfers(1)	89,111	(112,220)	(60,133,687)	2,348,107	(33,514,516)
Transfers for policy loans	1,684	27,937	74,372	5,744	98,004
Adjustments to net assets allocated to contracts in payment period	(4,245)	(44,079)	(279,326)	(10,547)	(165,005)
Contract charges	(27,120)	(61,713)	(524,378)	(47,005)	(163,052)
Contract terminations:
Surrender benefits	(1,706,409)	(9,155,598)	(67,524,710)	(8,031,544)	(23,520,913)
Death benefits	(79,075)	(1,080,254)	(9,271,402)	(551,811)	(2,371,806)
Increase (decrease) from contract transactions	(1,500,115)	(6,482,228)	(130,313,592)	(2,994,554)	(56,500,420)
Net assets at beginning of year	20,121,038	114,932,532	631,310,800	85,904,690	222,702,641
Net assets at end of year	$17,811,947	$109,802,521	$511,410,104	$91,689,704	$166,593,253

Accumulation unit activity
Units outstanding at beginning of year	17,638,596	60,949,979	410,572,611	42,437,978	154,508,423
Contract purchase payments	197,661	2,236,835	4,898,072	1,608,988	2,174,907
Net transfers(1)	80,096	102,122	(38,715,639)	1,150,376	(22,916,746)
Transfers for policy loans	1,473	14,440	44,887	2,455	66,532
Contract charges	(23,925)	(32,255)	(333,386)	(22,381)	(109,828)
Contract terminations:
Surrender benefits	(1,549,136)	(4,714,244)	(42,729,713)	(3,812,186)	(15,885,707)
Death benefits	(71,491)	(552,004)	(6,042,186)	(272,933)	(1,614,776)
Units outstanding at end of year	16,273,274	58,004,873	327,694,646	41,092,297	116,222,805

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$54,686	$157,113	$(155,933)	$(223,169)	$532,255
Net realized gain (loss) on sales of investments	(123,894)	(6,713)	1,710,948	1,643,557	136,579
Distributions from capital gains	—	—	—	1,881,054	—
Net change in unrealized appreciation or depreciation of investments	226,389	174,447	1,969,370	(4,603,074)	244,130
Net increase (decrease) in net assets resulting from operations	157,181	324,847	3,524,385	(1,301,632)	912,964

Contract transactions
Contract purchase payments	376,270	1,784,817	459,332	247,607	212,414
Net transfers(1)	(1,098,027)	2,142,362	1,381,933	(2,483,349)	(1,166,917)
Transfers for policy loans	1,926	1,114	23,149	30,783	23,688
Adjustments to net assets allocated to contracts in payment period	—	—	(8,627)	(25,383)	(28,838)
Contract charges	(1,580)	(2,460)	(21,005)	(9,379)	(9,939)
Contract terminations:
Surrender benefits	(429,216)	(901,191)	(3,264,139)	(3,426,660)	(3,879,347)
Death benefits	(27,429)	(18,615)	(140,971)	(227,880)	(193,047)
Increase (decrease) from contract transactions	(1,178,056)	3,006,027	(1,570,328)	(5,894,261)	(5,041,986)
Net assets at beginning of year	4,991,472	7,896,999	29,282,832	30,689,160	28,415,479
Net assets at end of year	$3,970,597	$11,227,873	$31,236,889	$23,493,267	$24,286,457

Accumulation unit activity
Units outstanding at beginning of year	5,310,131	8,192,033	17,500,788	6,965,470	8,571,303
Contract purchase payments	391,362	1,824,978	265,476	58,398	62,581
Net transfers(1)	(1,143,062)	2,190,285	764,512	(592,400)	(347,840)
Transfers for policy loans	1,991	1,134	11,936	7,213	6,905
Contract charges	(1,632)	(2,503)	(12,038)	(2,222)	(2,944)
Contract terminations:
Surrender benefits	(442,185)	(911,819)	(1,860,538)	(812,694)	(1,156,962)
Death benefits	(28,345)	(19,026)	(79,583)	(53,638)	(57,876)
Units outstanding at end of year	4,088,260	11,275,082	16,590,553	5,570,127	7,075,167

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(31,775)	$(11,321,742)	$(12,072,454)	$32,527	$(1,354,232)
Net realized gain (loss) on sales of investments	(81,639)	39,018,633	187,678,830	(25,860)	(1,755,525)
Distributions from capital gains	—	—	—	505,440	—
Net change in unrealized appreciation or depreciation of investments	(638,301)	24,178,079	(117,085,824)	555,011	14,299,951
Net increase (decrease) in net assets resulting from operations	(751,715)	51,874,970	58,520,552	1,067,118	11,190,194

Contract transactions
Contract purchase payments	623,404	42,263,834	13,954,912	891,072	1,088,609
Net transfers(1)	2,608,338	(41,797,536)	(429,428,606)	3,058,287	(19,566,582)
Transfers for policy loans	2,305	(120,921)	148,114	1,696	25,301
Adjustments to net assets allocated to contracts in payment period	—	(54,883)	(683,860)	2,035	(153,240)
Contract charges	(4,501)	(8,905,153)	(6,290,754)	(5,928)	(338,113)
Contract terminations:
Surrender benefits	(359,181)	(31,681,864)	(103,941,032)	(447,658)	(17,077,986)
Death benefits	(18,248)	(5,930,025)	(4,127,703)	(35,721)	(2,053,168)
Increase (decrease) from contract transactions	2,852,117	(46,226,548)	(530,368,929)	3,463,783	(38,075,179)
Net assets at beginning of year	3,278,475	1,173,070,155	1,622,819,607	6,717,984	164,450,969
Net assets at end of year	$5,378,877	$1,178,718,577	$1,150,971,230	$11,248,885	$137,565,984

Accumulation unit activity
Units outstanding at beginning of year	4,275,969	808,545,885	1,115,592,236	6,520,269	126,607,453
Contract purchase payments	697,257	28,728,529	9,426,104	897,919	809,859
Net transfers(1)	2,996,370	(28,295,190)	(291,309,468)	3,086,094	(14,575,312)
Transfers for policy loans	2,650	(79,993)	99,150	1,719	18,527
Contract charges	(4,983)	(6,026,255)	(4,239,847)	(5,943)	(248,941)
Contract terminations:
Surrender benefits	(405,274)	(21,330,669)	(70,170,925)	(445,753)	(12,587,113)
Death benefits	(21,674)	(3,992,412)	(2,747,948)	(35,861)	(1,521,804)
Units outstanding at end of year	7,540,315	777,549,895	756,649,302	10,018,444	98,502,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(6,112,741)	$(8,948,783)	$(1,196,699)	$(69,109,094)	$(105,097,927)
Net realized gain (loss) on sales of investments	23,113,880	56,956,341	13,337,851	144,966,060	407,184,699
Distributions from capital gains	—	—	25,735,337	—	—
Net change in unrealized appreciation or depreciation of investments	1,371,652	(17,021,072)	(23,914,064)	196,676,209	147,283,796
Net increase (decrease) in net assets resulting from operations	18,372,791	30,986,486	13,962,425	272,533,175	449,370,568

Contract transactions
Contract purchase payments	13,112,775	3,265,017	2,090,300	210,733,612	45,201,393
Net transfers(1)	(118,154,886)	(241,596,725)	(11,341,278)	(153,553,606)	(325,005,354)
Transfers for policy loans	36,875	41,258	10,262	(286,482)	527,704
Adjustments to net assets allocated to contracts in payment period	(20,527)	(1,676,063)	(63,456)	(1,716,046)	(8,979,917)
Contract charges	(3,662,902)	(5,021,015)	(180,621)	(53,965,633)	(66,078,400)
Contract terminations:
Surrender benefits	(43,716,404)	(89,362,080)	(19,712,304)	(296,474,916)	(782,895,189)
Death benefits	(12,457,736)	(16,206,448)	(1,384,160)	(46,017,347)	(109,977,168)
Increase (decrease) from contract transactions	(164,862,805)	(350,556,056)	(30,581,257)	(341,280,418)	(1,247,206,931)
Net assets at beginning of year	678,882,373	1,123,646,389	185,728,247	6,941,783,150	11,671,060,244
Net assets at end of year	$532,392,359	$804,076,819	$169,109,415	$6,873,035,907	$10,873,223,881

Accumulation unit activity
Units outstanding at beginning of year	586,903,235	969,662,483	116,187,497	5,282,492,432	8,850,387,893
Contract purchase payments	11,262,695	2,771,789	1,260,499	158,784,356	33,625,976
Net transfers(1)	(101,256,910)	(207,107,374)	(6,932,864)	(117,656,368)	(250,765,454)
Transfers for policy loans	31,192	33,927	5,753	(213,122)	388,641
Contract charges	(3,105,298)	(4,250,116)	(108,891)	(40,183,227)	(49,054,946)
Contract terminations:
Surrender benefits	(37,010,486)	(75,637,438)	(12,119,317)	(220,145,029)	(580,782,256)
Death benefits	(10,601,713)	(13,744,767)	(842,221)	(34,367,725)	(81,759,713)
Units outstanding at end of year	446,222,715	671,728,504	97,450,456	5,028,711,317	7,922,040,141

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)
Operations
Investment income (loss) — net	$(39,864,592)	$(44,429,298)	$(16,101,389)	$(25,133,808)	$1,163
Net realized gain (loss) on sales of investments	125,288,821	646,929,299	59,339,504	154,645,568	(200)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,142,765	(400,919,816)	14,846,880	(31,791,938)	(5,865)
Net increase (decrease) in net assets resulting from operations	165,566,994	201,580,185	58,084,995	97,719,822	(4,902)

Contract transactions
Contract purchase payments	141,454,940	37,619,650	52,822,006	8,325,290	125,199
Net transfers(1)	(281,160,391)	(1,618,842,642)	(198,769,312)	(383,697,248)	578,241
Transfers for policy loans	(180,014)	91,595	131,896	111,760	—
Adjustments to net assets allocated to contracts in payment period	(360,914)	(1,525,931)	(728,376)	(4,074,126)	—
Contract charges	(33,147,913)	(22,601,391)	(9,897,080)	(13,401,053)	—
Contract terminations:
Surrender benefits	(126,606,341)	(345,367,262)	(87,820,473)	(199,382,690)	(6,788)
Death benefits	(25,268,786)	(22,731,021)	(22,994,454)	(46,986,158)	—
Increase (decrease) from contract transactions	(325,269,419)	(1,973,357,002)	(267,255,793)	(639,104,225)	696,652
Net assets at beginning of year	4,195,296,658	5,945,142,510	1,704,963,319	2,940,647,751	—
Net assets at end of year	$4,035,594,233	$4,173,365,693	$1,495,792,521	$2,399,263,348	$691,750

Accumulation unit activity
Units outstanding at beginning of year	3,023,701,740	4,272,587,447	1,384,884,892	2,377,981,736	—
Contract purchase payments	100,831,664	26,597,555	42,595,603	6,618,244	123,617
Net transfers(1)	(200,412,191)	(1,147,230,235)	(159,625,398)	(308,819,297)	581,152
Transfers for policy loans	(129,027)	64,983	104,597	88,818	—
Contract charges	(23,444,716)	(15,950,588)	(7,873,336)	(10,626,364)	—
Contract terminations:
Surrender benefits	(89,312,565)	(243,186,265)	(69,786,205)	(157,951,271)	(6,026)
Death benefits	(17,931,097)	(16,101,735)	(18,364,201)	(37,297,772)	—
Units outstanding at end of year	2,793,303,808	2,876,781,162	1,171,935,952	1,869,994,094	698,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$1,397	$(1,114,937)	$23,037	$(384,532)	$(157,931)
Net realized gain (loss) on sales of investments	(220)	13,394,326	8,315	3,889,842	1,176,147
Distributions from capital gains	—	—	763	—	—
Net change in unrealized appreciation or depreciation of investments	(5,052)	(11,104,927)	(91,511)	805,303	857,340
Net increase (decrease) in net assets resulting from operations	(3,875)	1,174,462	(59,396)	4,310,613	1,875,556

Contract transactions
Contract purchase payments	267,348	1,086,883	208,791	342,208	243,713
Net transfers(1)	594,331	(13,113,305)	1,301,637	(4,046,330)	(57,854)
Transfers for policy loans	—	32,220	351	(8,980)	2,150
Adjustments to net assets allocated to contracts in payment period	—	(80,585)	—	(39,202)	(4,323)
Contract charges	(65)	(247,383)	(713)	(99,688)	(14,800)
Contract terminations:
Surrender benefits	(19,527)	(14,909,363)	(122,395)	(4,462,749)	(1,684,766)
Death benefits	—	(1,204,993)	(3,094)	(267,475)	(160,122)
Increase (decrease) from contract transactions	842,087	(28,436,526)	1,384,577	(8,582,216)	(1,676,002)
Net assets at beginning of year	—	147,194,125	818,497	46,088,593	17,996,594
Net assets at end of year	$838,212	$119,932,061	$2,143,678	$41,816,990	$18,196,148

Accumulation unit activity
Units outstanding at beginning of year	—	56,023,958	777,400	34,819,994	9,377,647
Contract purchase payments	265,980	444,331	192,532	250,165	123,563
Net transfers(1)	598,867	(4,992,498)	1,209,495	(3,003,351)	(18,617)
Transfers for policy loans	—	10,365	330	(6,957)	1,190
Contract charges	(65)	(97,460)	(663)	(72,697)	(7,393)
Contract terminations:
Surrender benefits	(18,759)	(5,596,081)	(115,331)	(3,267,702)	(831,610)
Death benefits	—	(463,655)	(2,807)	(192,364)	(78,255)
Units outstanding at end of year	846,023	45,328,960	2,060,956	28,527,088	8,566,525

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(29,684)	$1,722,959	$(3,124,406)	$198,791	$792,348
Net realized gain (loss) on sales of investments	(4,135)	8,591,824	16,905,708	1,224,023	795,817
Distributions from capital gains	—	35,736,162	44,459,102	—	1,026,905
Net change in unrealized appreciation or depreciation of investments	14,524	(61,844,803)	(45,774,366)	3,278,301	(5,464,576)
Net increase (decrease) in net assets resulting from operations	(19,295)	(15,793,858)	12,466,038	4,701,115	(2,849,506)

Contract transactions
Contract purchase payments	975,143	4,063,997	3,914,991	341,936	577,292
Net transfers(1)	2,416,491	(12,196,678)	(21,822,926)	760,119	(743,950)
Transfers for policy loans	—	12,717	40,117	(14,872)	22,423
Adjustments to net assets allocated to contracts in payment period	—	(48,411)	(30,003)	(1,113)	(10,940)
Contract charges	(380)	(300,372)	(293,774)	(22,133)	(60,193)
Contract terminations:
Surrender benefits	(92,664)	(35,460,222)	(41,979,883)	(3,862,354)	(4,418,836)
Death benefits	(67,767)	(2,648,974)	(3,005,021)	(213,907)	(369,156)
Increase (decrease) from contract transactions	3,230,823	(46,577,943)	(63,176,499)	(3,012,324)	(5,003,360)
Net assets at beginning of year	2,186,341	342,547,946	391,758,110	29,124,912	48,585,587
Net assets at end of year	$5,397,869	$280,176,145	$341,047,649	$30,813,703	$40,732,721

Accumulation unit activity
Units outstanding at beginning of year	2,182,040	123,921,604	144,421,627	16,690,591	33,222,338
Contract purchase payments	975,619	1,654,031	1,583,444	182,389	425,695
Net transfers(1)	2,406,827	(4,243,150)	(7,966,880)	401,882	(528,693)
Transfers for policy loans	—	1,412	10,651	(7,394)	16,122
Contract charges	(380)	(108,256)	(109,227)	(12,038)	(45,886)
Contract terminations:
Surrender benefits	(92,082)	(12,330,506)	(15,109,727)	(2,078,500)	(3,058,438)
Death benefits	(67,205)	(954,119)	(1,081,266)	(115,817)	(251,024)
Units outstanding at end of year	5,404,819	107,941,016	121,748,622	15,061,113	29,780,114

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	65

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(694,658)	$377,379
Net realized gain (loss) on sales of investments	3,756,512	(19,633)
Distributions from capital gains	7,107,584	—
Net change in unrealized appreciation or depreciation of investments	(13,398,153)	(611,041)
Net increase (decrease) in net assets resulting from operations	(3,228,715)	(253,295)

Contract transactions
Contract purchase payments	2,591,996	1,364,486
Net transfers(1)	(7,373,044)	2,216,814
Transfers for policy loans	20,149	169
Adjustments to net assets allocated to contracts in payment period	(10,905)	5,543
Contract charges	(38,254)	(2,428)
Contract terminations:
Surrender benefits	(7,433,113)	(367,176)
Death benefits	(508,831)	(42,230)
Increase (decrease) from contract transactions	(12,752,002)	3,175,178
Net assets at beginning of year	84,690,225	3,051,407
Net assets at end of year	$68,709,508	$5,973,290

Accumulation unit activity
Units outstanding at beginning of year	38,552,279	3,009,108
Contract purchase payments	1,306,221	1,315,883
Net transfers(1)	(3,718,572)	2,109,728
Transfers for policy loans	10,357	168
Contract charges	(18,715)	(2,351)
Contract terminations:
Surrender benefits	(3,635,573)	(353,452)
Death benefits	(252,664)	(41,670)
Units outstanding at end of year	32,243,333	6,037,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3) contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Band 3 contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Band 3 contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Band 3.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (previously Columbia Variable Portfolio – Core Bond Fund (Class 2))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	67

Division	Fund
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Loomis Sayles Gro II, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)(3) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Lazard Intl Eq Adv, Cl 2	Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Pyrford International Equity Fund (Class 2))
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Division	Fund
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2 (previously Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2)
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2 (previously Wells Fargo Advantage VT International Equity Fund – Class 2)
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2 (previously Wells Fargo Advantage VT Small Cap Growth Fund – Class 2)
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)

Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016. In addition, Columbia Variable Portfolio – Select International Equity Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.

(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2015.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	69

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA Band 3 contracts, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Band 3 contracts.

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

There is no charge if you surrender all or part of your contract during the accumulation phase.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$4,505,546
AB VPS Global Thematic Gro, Cl B	798,227
AB VPS Gro & Inc, Cl B	3,648,935
AB VPS Intl Val, Cl B	6,709,707
ALPS Alerian Engy Infr, Class III	17,567,629
AC VP Intl, Cl I	597,431
AC VP Mid Cap Val, Cl II	12,246,888
AC VP Ultra, Cl II	6,825,430

Division	Purchases
AC VP Val, Cl I	$1,443,484
BlackRock Global Alloc, Cl III	27,659,238
Calvert VP SRI Bal, Cl I	1,241,324
Col VP Bal, Cl 3	61,662,706
Col VP Govt Money Mkt, Cl 3	44,321,302
Col VP Commodity Strategy, Cl 2	1,689,777
Col VP Contrarian Core, Cl 2	29,558,512
Col VP Long Govt/Cr Bond, Cl 2	8,380,507

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Division	Purchases
Col VP Div Abs Return, Cl 2	$2,434,372
Col VP Divd Opp, Cl 3	4,115,428
Col VP Emerg Mkts Bond, Cl 2	2,628,655
Col VP Emer Mkts, Cl 3	9,318,594
Col VP Global Bond, Cl 3	15,822,887
Col VP Hi Yield Bond, Cl 3	25,836,595
Col VP Inc Opp, Cl 3	19,370,839
Col VP Inter Bond, Cl 3	17,438,856
Col VP Intl Opp, Cl 2	6,238,127
Col VP Lg Cap Gro, Cl 3	19,467,512
Col VP Lg Cap Index, Cl 3	41,707,006
Col VP Disciplined Core, Cl 3	7,485,105
Col VP Limited Duration Cr, Cl 2	12,294,890
Col VP Man Vol Conserv, Cl 2	123,742,005
Col VP Man Vol Conserv Gro, Cl 2	270,500,801
Col VP Man Vol Gro, Cl 2	1,716,602,758
Col VP Man Vol Mod Gro, Cl 2	1,740,981,755
Col VP Mid Cap Gro, Cl 3	6,719,899
Col VP Mid Cap Val, Cl 3	2,022,476
Col VP Select Intl Eq, Cl 3	7,712,189
Col VP Select Lg Cap Val, Cl 3	3,084,090
Col VP Select Sm Cap Val, Cl 3	2,962,074
Col VP US Govt Mtge, Cl 3	10,091,855
CS Commodity Return	2,602,013
Deutsche Alt Asset Alloc VIP, Cl B	4,698,430
EV VT Floating-Rate Inc	9,539,160
Fid VIP Contrafund, Serv Cl 2	72,723,198
Fid VIP Gro & Inc, Serv Cl	3,866,107
Fid VIP Mid Cap, Serv Cl	13,629,143
Fid VIP Overseas, Serv Cl	933,586
Fid VIP Strategic Inc, Serv Cl 2	24,207,881
FTVIPT Frank Global Real Est, Cl 2	9,390,299
FTVIPT Frank Inc, Cl 2	18,781,582
FTVIPT Frank Sm Cap Val, Cl 2	25,850,034
FTVIPT Temp Global Bond, Cl 2	13,403,258
GS VIT Mid Cap Val, Inst	16,528,377
GS VIT Multi-Strategy Alt, Advisor	3,900,039
GS VIT Sm Cap Eq Insights, Inst	1,076,623
GS VIT U.S. Eq Insights, Inst	15,587,061
Invesco VI Am Fran, Ser I	415,381
Invesco VI Bal Risk Alloc, Ser II	21,012,871
Invesco VI Comstock, Ser II	6,625,766
Invesco VI Global Hlth, Ser II	28,483,915
Invesco VI Intl Gro, Ser II	11,386,047
Invesco VI Mid Cap Gro, Ser I	2,229,218
Ivy VIP Asset Strategy	15,144,543
Janus Aspen Enterprise, Serv	2,332,369
Janus Aspen Flex Bond, Serv	27,138,449

Division	Purchases
Janus Aspen Gbl Alloc Mod, Serv	$3,479,045
Janus Aspen Global Tech, Serv	4,718,389
Janus Aspen Janus, Serv	18,786,193
Janus Aspen Overseas, Serv	1,976,441
Lazard Ret Global Dyn MA, Serv	5,524,847
MFS Mass Inv Gro Stock, Serv Cl	82,043,792
MFS New Dis, Serv Cl	2,001,841
MFS Utilities, Serv Cl	35,174,826
MS UIF Global Real Est, Cl II	4,714,995
MS UIF Mid Cap Gro, Cl II	10,468,856
NB AMT Abs Return Multi-Mgr, Cl S	3,036,312
NB AMT Intl Eq, Cl S	1,560,676
Oppen Global VA, Serv	24,527,073
Oppen Global Strategic Inc VA, Srv	31,240,166
Oppen Main St Sm Cap VA, Serv	26,648,282
PIMCO VIT All Asset, Advisor Cl	5,838,397
PIMCO VIT Glb MA Man Alloc, Adv Cl	1,566,933
PIMCO VIT Tot Return, Advisor Cl	6,049,763
Put VT Multi-Cap Gro, Cl IB	1,838,008
Royce Micro-Cap, Invest Cl	1,244,769
Third Ave Val	1,070,753
VanEck VIP Global Gold, Cl S	4,053,302
VP Aggr, Cl 2	91,754,754
VP Aggr, Cl 4	29,142,409
VP AQR Man Fut Strategy, Cl 2	15,734,228
VP BR Gl Infl Prot Sec, Cl 3	62,935,534
VP Conserv, Cl 2	51,075,304
VP Conserv, Cl 4	43,916,232
VP Loomis Sayles Gro II, Cl 1	22,413,275
VP Mod, Cl 2	200,011,312
VP Mod, Cl 4	30,420,827
VP Mod Aggr, Cl 2	136,760,639
VP Mod Aggr, Cl 4	28,767,451
VP Mod Conserv, Cl 2	84,917,000
VP Mod Conserv, Cl 4	25,907,530
VP Multi-Mgr Div Inc, Cl 2	1,979,688
VP Multi-Mgr Int Rate Adapt, Cl 2	2,559,656
VP Ptnrs Sm Cap Val, Cl 3	1,247,305
VP Lazard Intl Eq Adv, Cl 2	2,131,471
VP MFS Blended Res Core Eq, Cl 3	2,046,858
VP Vty Sycamore Estb Val, Cl 3	6,433,856
VP WF Short Duration Govt, Cl 2	10,083,148
Wanger Intl	31,486,999
Wanger USA	55,612,332
WF VT Index Asset Alloc, Cl 2	2,419,527
WF VT Intl Eq, Cl 2	8,047,722
WF VT Sm Cap Gro, Cl 2	20,283,934
WA Var Global Hi Yd Bond, Cl II	2,484,086

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	71

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.09	$1.43	$1.96	$1.81	$0.73
0.60%	1.09	—	—	—	0.73
0.75%	1.08	1.40	1.90	1.76	0.73
0.85%	1.08	1.40	1.70	0.86	0.73
0.95%	1.08	1.37	1.85	1.71	0.73
1.00%	1.08	1.36	2.00	1.77	0.72
1.05%	1.07	1.38	1.67	0.84	0.72
1.10%	1.07	1.37	1.66	0.84	0.72
1.15%	1.07	—	—	—	0.72
1.20%	1.07	1.33	1.95	1.72	0.72
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.35	1.64	0.83	0.72
1.30%	1.07	1.34	1.63	0.82	0.72
1.35%	1.06	—	—	—	0.72
1.40%	1.06	—	—	—	0.72
1.45%	1.06	1.32	1.61	0.81	0.72
1.50%	1.06	—	—	—	0.72
1.55%	1.06	—	—	—	0.71
1.60%	1.06	—	—	—	0.71
1.65%	1.06	—	—	—	0.71
1.70%	1.05	—	—	—	0.71
1.75%	1.05	—	—	—	0.71
1.80%	1.05	—	—	—	0.71
1.85%	1.05	—	—	—	0.71
1.90%	1.05	—	—	—	0.71

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$1.54	$1.73	$1.91	$2.82	$1.17
0.60%	—	—	—	—	1.17
0.75%	1.49	1.70	1.87	2.73	1.16
0.85%	—	2.09	1.94	—	1.16
0.95%	1.44	1.67	1.83	2.64	1.15
1.00%	—	1.66	1.82	—	1.15
1.05%	—	2.05	1.90	—	1.15
1.10%	—	2.04	1.89	—	1.15
1.15%	—	—	—	—	1.15
1.20%	—	1.63	1.78	—	1.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.01	1.87	—	1.14
1.30%	—	2.00	1.86	—	1.14
1.35%	—	—	—	—	1.14
1.40%	—	—	—	—	1.14
1.45%	—	1.98	1.83	—	1.13
1.50%	—	—	—	—	1.13
1.55%	—	—	—	—	1.13
1.60%	—	—	—	—	1.13
1.65%	—	—	—	—	1.13
1.70%	—	—	—	—	1.12
1.75%	—	—	—	—	1.12
1.80%	—	—	—	—	1.12
1.85%	—	—	—	—	1.12
1.90%	—	—	—	—	1.11

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.56	$1.88	$1.20	$0.55	$1.39
0.60%	—	1.39	—	0.55	1.39
0.75%	1.51	1.82	1.16	0.55	1.39
0.85%	—	1.66	1.01	0.55	1.38
0.95%	1.47	1.77	1.12	0.54	1.38
1.00%	1.66	1.96	1.03	0.54	1.38
1.05%	—	1.63	1.00	0.54	1.38
1.10%	—	1.62	0.99	0.54	1.37
1.15%	—	1.37	—	0.54	1.37
1.20%	1.62	1.91	1.00	0.54	1.37
1.25%	—	—	—	—	—
1.25%	—	1.60	0.98	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.65	1.22	—	—
1.25%	—	—	—	0.54	1.37
1.30%	—	1.59	0.97	0.54	1.37
1.35%	—	1.70	—	0.54	1.36
1.40%	—	1.69	—	0.54	1.36
1.45%	—	1.57	0.96	0.54	1.36
1.50%	—	1.35	—	0.54	1.36
1.55%	—	1.68	—	0.54	1.36
1.60%	—	1.67	—	0.53	1.35
1.65%	—	1.67	—	0.53	1.35
1.70%	—	1.66	—	0.53	1.35
1.75%	—	1.66	—	0.53	1.35
1.80%	—	1.66	—	0.53	1.35
1.85%	—	1.33	—	0.53	1.35
1.90%	—	1.33	—	0.53	1.34

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$0.99	$0.91	$2.44	$0.90	$2.23
0.60%	0.99	0.91	—	0.90	—
0.75%	0.99	0.91	2.38	0.89	2.13
0.85%	0.98	0.91	1.47	0.89	1.38
0.95%	0.98	0.90	2.30	0.89	2.06
1.00%	0.98	0.90	2.33	0.89	2.74
1.05%	0.98	0.90	1.44	0.89	1.35
1.10%	0.98	0.90	1.43	0.88	1.35
1.15%	0.98	0.90	—	0.88	—
1.20%	0.97	0.90	2.25	0.88	2.66
1.25%	—	—	2.19	—	1.67
1.25%	—	—	1.41	—	1.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	0.90	—	0.88	—
1.30%	0.97	0.90	1.41	0.88	1.32
1.35%	0.97	0.90	—	0.88	—
1.40%	0.97	0.89	—	0.88	—
1.45%	0.97	0.89	1.39	0.88	1.30
1.50%	0.97	0.89	—	0.87	—
1.55%	0.97	0.89	—	0.87	—
1.60%	0.96	0.89	—	0.87	—
1.65%	0.96	0.89	—	0.87	—
1.70%	0.96	0.89	—	0.87	—
1.75%	0.96	0.89	—	0.87	—
1.80%	0.96	0.88	—	0.87	—
1.85%	0.96	0.88	—	0.87	—
1.90%	0.96	0.88	—	0.87	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	73

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
0.55%	$1.72	$2.36	$1.93	$1.87	$1.11
0.60%	—	—	—	—	1.15
0.75%	1.67	2.28	1.88	1.81	1.09
0.85%	1.21	1.77	1.75	1.41	1.21
0.95%	1.61	2.21	1.84	1.75	1.07
1.00%	1.57	2.35	1.83	1.53	1.06
1.05%	1.18	1.74	1.71	1.38	1.19
1.10%	1.18	1.73	1.71	1.37	1.19
1.15%	—	—	—	—	1.14
1.20%	1.52	2.28	1.79	1.49	1.04
1.25%	—	—	—	—	—
1.25%	1.16	1.71	—	1.35	—
1.25%	—	—	—	—	—
1.25%	1.70	2.42	—	—	—
1.25%	—	—	—	1.88	—
1.25%	—	—	1.68	—	1.17
1.30%	1.16	1.70	1.67	1.35	1.16
1.35%	—	—	—	—	1.28
1.40%	—	—	—	—	1.28
1.45%	1.14	1.67	1.65	1.33	1.15
1.50%	—	—	—	—	1.13
1.55%	—	—	—	—	1.27
1.60%	—	—	—	—	1.27
1.65%	—	—	—	—	1.26
1.70%	—	—	—	—	1.26
1.75%	—	—	—	—	1.26
1.80%	—	—	—	—	1.25
1.85%	—	—	—	—	1.11
1.90%	—	—	—	—	1.11

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
0.55%	$1.21	$1.62	$1.49	$0.92	$1.02
0.60%	—	1.51	—	1.00	0.99
0.75%	1.19	1.58	1.44	0.92	1.02
0.85%	1.83	1.79	1.72	1.04	1.02
0.95%	1.15	1.53	1.39	1.03	1.02
1.00%	1.85	2.00	1.77	0.91	1.01
1.05%	1.79	1.75	1.69	1.03	1.02
1.10%	1.78	1.74	1.68	1.03	1.02
1.15%	—	1.49	—	0.98	1.02
1.20%	1.80	1.95	1.87	1.02	1.02
1.25%	—	—	—	—	—
1.25%	—	—	1.66	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.21	—	—
1.25%	1.76	1.72	—	1.02	1.01
1.30%	1.75	1.71	1.65	1.01	1.01
1.35%	—	1.94	—	1.01	1.01
1.40%	—	1.94	—	1.01	1.01
1.45%	1.72	1.69	1.63	1.01	1.01
1.50%	—	1.47	—	0.97	1.01
1.55%	—	1.92	—	1.00	1.01
1.60%	—	1.91	—	1.00	1.00
1.65%	—	1.91	—	1.00	1.00
1.70%	—	1.90	—	0.99	1.00
1.75%	—	1.90	—	0.99	1.00
1.80%	—	1.89	—	0.99	1.00
1.85%	—	1.45	—	0.96	1.00
1.90%	—	1.45	—	0.96	1.00

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$1.03	$1.03	$1.03	$2.16	$2.17
0.60%	0.99	0.97	0.98	—	—
0.75%	1.02	1.03	1.03	2.06	2.12
0.85%	1.02	1.03	1.03	1.77	1.69
0.95%	1.05	1.11	1.16	2.00	2.07
1.00%	1.02	1.02	1.02	2.06	2.06
1.05%	1.05	1.11	1.15	1.73	1.65
1.10%	1.05	1.11	1.07	1.73	1.65
1.15%	1.05	1.10	1.15	—	—
1.20%	1.04	1.10	1.15	2.00	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	1.70	—
1.25%	—	—	—	1.55	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	1.02	1.02	—	1.62
1.30%	1.04	1.10	1.14	1.69	1.61
1.35%	1.04	1.10	1.14	—	—
1.40%	1.04	1.10	1.14	—	—
1.45%	1.04	1.10	1.14	1.67	1.59
1.50%	1.04	1.09	1.14	—	—
1.55%	1.04	1.09	1.13	—	—
1.60%	1.03	1.09	1.06	—	—
1.65%	1.03	1.09	1.13	—	—
1.70%	1.03	1.09	1.13	—	—
1.75%	1.03	1.09	1.12	—	—
1.80%	1.03	1.09	1.12	—	—
1.85%	1.03	1.08	1.12	—	—
1.90%	1.03	1.08	1.12	—	—

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$1.28	$2.00	$2.91	$1.47	$0.48
0.60%	—	—	—	—	—
0.75%	1.24	1.95	2.83	1.41	0.47
0.85%	1.29	1.68	1.74	1.15	0.49
0.95%	1.20	1.91	2.74	1.37	0.46
1.00%	1.88	1.90	2.62	1.19	0.46
1.05%	1.26	1.65	1.71	1.13	0.48
1.10%	1.26	1.64	1.70	1.13	0.48
1.15%	—	—	—	—	—
1.20%	1.83	1.85	2.55	1.16	0.45
1.25%	—	—	—	—	—
1.25%	1.24	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.59	—	—	—	—
1.25%	—	1.61	1.67	1.11	0.47
1.30%	1.23	1.61	1.67	1.10	0.47
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.21	1.58	1.64	1.09	0.46
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	75

Subaccount	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl
0.55%	$0.96	$1.30	$1.74	$1.83	$5.59
0.60%	0.96	—	1.46	—	—
0.75%	0.95	1.28	1.70	1.77	5.41
0.85%	0.95	1.26	1.80	—	—
0.95%	0.94	1.25	1.67	1.71	5.24
1.00%	0.94	1.25	1.66	—	—
1.05%	0.94	1.24	1.76	—	—
1.10%	0.94	1.23	1.75	—	—
1.15%	0.94	—	1.44	—	—
1.20%	0.94	1.22	1.63	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.93	1.22	1.73	—	—
1.30%	0.93	1.21	1.72	—	—
1.35%	0.93	—	1.86	—	—
1.40%	0.93	—	1.86	—	—
1.45%	0.93	1.19	1.70	—	—
1.50%	0.93	—	1.42	—	—
1.55%	0.92	—	1.84	—	—
1.60%	0.92	—	1.84	—	—
1.65%	0.92	—	1.83	—	—
1.70%	0.92	—	1.83	—	—
1.75%	0.92	—	1.82	—	—
1.80%	0.92	—	1.82	—	—
1.85%	0.91	—	1.41	—	—
1.90%	0.91	—	1.40	—	—

Subaccount	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.55%	$1.51	$0.99	$2.91	$1.03	$3.71
0.60%	—	0.99	—	1.03	1.32
0.75%	1.46	0.98	2.82	1.03	3.59
0.85%	—	0.98	1.05	1.02	1.58
0.95%	1.42	0.98	2.73	1.02	3.47
1.00%	—	0.98	2.03	1.02	2.63
1.05%	—	0.98	1.03	1.02	1.55
1.10%	—	0.97	1.03	1.02	1.55
1.15%	—	0.97	—	1.02	1.31
1.20%	—	0.97	1.97	1.01	2.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.97	1.00	1.01	1.53
1.30%	—	0.97	1.01	1.01	1.52
1.35%	—	0.97	—	1.01	1.76
1.40%	—	0.97	—	1.01	1.76
1.45%	—	0.96	0.98	1.01	1.50
1.50%	—	0.96	—	1.01	1.30
1.55%	—	0.96	—	1.00	1.74
1.60%	—	0.96	—	1.00	1.74
1.65%	—	0.96	—	1.00	1.73
1.70%	—	0.96	—	1.00	1.73
1.75%	—	0.96	—	1.00	1.72
1.80%	—	0.96	—	1.00	1.72
1.85%	—	0.95	—	1.00	1.28
1.90%	—	0.95	—	1.00	1.28

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.55%	$0.95	$4.24	$0.92	$2.81	$1.81
0.60%	0.95	—	0.92	—	—
0.75%	0.94	4.10	0.91	2.72	1.75
0.85%	0.94	—	0.91	—	1.69
0.95%	0.94	3.97	0.91	2.63	1.70
1.00%	0.94	2.92	0.91	—	2.04
1.05%	0.93	—	0.91	—	1.66
1.10%	0.93	—	0.91	—	1.65
1.15%	0.93	—	0.91	—	—
1.20%	0.93	2.84	0.91	—	1.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.93	—	0.91	—	1.63
1.30%	0.93	—	0.91	—	1.62
1.35%	0.93	—	0.91	—	—
1.40%	0.93	—	0.90	—	—
1.45%	0.92	—	0.90	—	1.59
1.50%	0.92	—	0.90	—	—
1.55%	0.92	—	0.90	—	—
1.60%	0.92	—	0.90	—	—
1.65%	0.92	—	0.90	—	—
1.70%	0.92	—	0.90	—	—
1.75%	0.92	—	0.90	—	—
1.80%	0.92	—	0.90	—	—
1.85%	0.91	—	0.90	—	—
1.90%	0.91	—	0.90	—	—

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$1.52	$0.99	$1.97	$2.23	$1.69
0.60%	—	0.98	—	—	—
0.75%	1.51	0.98	1.93	2.19	1.66
0.85%	—	0.98	1.58	2.30	1.47
0.95%	1.50	0.97	1.88	2.15	1.63
1.00%	—	0.97	1.87	2.14	1.62
1.05%	—	0.97	1.55	2.26	1.44
1.10%	—	0.97	1.55	2.25	1.43
1.15%	—	0.97	—	—	—
1.20%	—	0.97	1.83	2.10	1.59
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	0.97	1.52	2.21	1.41
1.30%	—	0.97	1.52	2.20	1.41
1.35%	—	0.96	—	—	—
1.40%	—	0.96	—	—	—
1.45%	—	0.96	1.49	2.17	1.39
1.50%	—	0.96	—	—	—
1.55%	—	0.96	—	—	—
1.60%	—	0.96	—	—	—
1.65%	—	0.96	—	—	—
1.70%	—	0.95	—	—	—
1.75%	—	0.95	—	—	—
1.80%	—	0.95	—	—	—
1.85%	—	0.95	—	—	—
1.90%	—	0.95	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	77

Subaccount	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	$1.44	$1.04	$1.27	$1.02	$1.18
0.60%	—	1.03	—	1.02	1.18
0.75%	1.43	1.03	1.23	1.01	1.17
0.85%	—	1.03	—	1.01	1.17
0.95%	1.42	1.02	1.20	1.01	1.17
1.00%	1.42	1.02	—	1.01	1.16
1.05%	—	1.02	—	1.01	1.16
1.10%	—	1.02	—	1.01	1.16
1.15%	—	1.02	—	1.00	1.16
1.20%	1.41	1.02	—	1.00	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.02	—	1.00	1.15
1.30%	—	1.01	—	1.00	1.15
1.35%	—	1.01	—	1.00	1.15
1.40%	—	1.01	—	1.00	1.15
1.45%	—	1.01	—	1.00	1.14
1.50%	—	1.01	—	0.99	1.14
1.55%	—	1.01	—	0.99	1.14
1.60%	—	1.01	—	0.99	1.14
1.65%	—	1.00	—	0.99	1.14
1.70%	—	1.00	—	0.99	1.13
1.75%	—	1.00	—	0.99	1.13
1.80%	—	1.00	—	0.99	1.13
1.85%	—	1.00	—	0.98	1.13
1.90%	—	1.00	—	0.98	1.13

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	$0.93	$1.63	$1.24	$1.14	$0.98
0.60%	—	1.53	—	1.14	—
0.75%	0.90	1.61	1.21	1.13	0.98
0.85%	—	1.59	—	1.13	0.98
0.95%	0.87	1.58	1.17	1.13	0.98
1.00%	2.22	1.57	2.05	1.12	0.98
1.05%	—	1.56	—	1.12	0.98
1.10%	—	1.56	—	1.12	0.98
1.15%	—	1.50	—	1.12	—
1.20%	2.16	1.54	2.00	1.12	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.54	—	1.12	0.97
1.30%	—	1.53	—	1.12	0.97
1.35%	—	1.88	—	1.11	—
1.40%	—	1.88	—	1.11	—
1.45%	—	1.51	—	1.11	0.97
1.50%	—	1.48	—	1.11	—
1.55%	—	1.86	—	1.11	—
1.60%	—	1.86	—	1.11	—
1.65%	—	1.85	—	1.11	—
1.70%	—	1.85	—	1.10	—
1.75%	—	1.84	—	1.10	—
1.80%	—	1.84	—	1.10	—
1.85%	—	1.46	—	1.10	—
1.90%	—	1.46	—	1.10	—

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.55%	$1.82	$2.85	$1.38	$1.70	$0.93
0.60%	—	1.21	—	1.19	0.93
0.75%	1.76	2.77	1.36	1.66	0.93
0.85%	—	1.91	1.41	1.80	0.93
0.95%	1.71	2.69	1.33	1.63	0.93
1.00%	2.02	3.34	1.32	1.62	0.93
1.05%	—	1.88	1.38	1.77	0.93
1.10%	—	1.87	1.38	1.76	0.93
1.15%	—	1.20	—	1.18	0.92
1.20%	1.97	3.25	1.30	1.59	0.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.84	1.36	1.73	0.92
1.30%	—	1.83	1.35	1.73	0.92
1.35%	—	1.52	—	1.56	0.92
1.40%	—	1.52	—	1.56	0.92
1.45%	—	1.81	1.33	1.70	0.92
1.50%	—	1.18	—	1.17	0.92
1.55%	—	1.50	—	1.54	0.92
1.60%	—	1.50	—	1.54	0.92
1.65%	—	1.50	—	1.53	0.92
1.70%	—	1.49	—	1.53	0.92
1.75%	—	1.49	—	1.53	0.92
1.80%	—	1.48	—	1.52	0.92
1.85%	—	1.16	—	1.15	0.91
1.90%	—	1.16	—	1.15	0.91

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	$1.09	$2.21	$1.60	$2.39	$1.33
0.60%	—	1.40	0.96	1.49	0.97
0.75%	1.06	2.16	1.56	2.33	1.30
0.85%	1.19	1.64	1.45	1.78	1.32
0.95%	1.04	2.11	1.52	2.27	1.27
1.00%	1.04	2.10	1.51	2.26	1.27
1.05%	1.16	1.61	1.42	1.75	1.30
1.10%	1.16	1.60	1.41	1.74	1.29
1.15%	—	1.40	0.95	1.47	0.95
1.20%	1.02	2.05	1.48	2.21	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	1.58	1.39	1.71	1.27
1.30%	1.14	1.57	1.38	1.71	1.27
1.35%	—	1.65	0.94	1.94	1.06
1.40%	—	1.64	0.94	1.93	1.06
1.45%	1.12	1.55	1.36	1.68	1.25
1.50%	—	1.39	0.94	1.45	0.94
1.55%	—	1.63	0.94	1.92	1.05
1.60%	—	1.63	0.93	1.91	1.05
1.65%	—	1.62	0.93	1.91	1.04
1.70%	—	1.62	0.93	1.90	1.04
1.75%	—	1.61	0.93	1.90	1.04
1.80%	—	1.61	0.93	1.89	1.03
1.85%	—	1.37	0.93	1.43	0.93
1.90%	—	1.36	0.93	1.43	0.92

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	79

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.55%	$0.98	$1.00	$1.88	$3.80	$3.23
0.60%	0.98	1.00	—	—	—
0.75%	0.97	0.99	1.86	3.68	3.13
0.85%	0.97	0.99	—	—	—
0.95%	0.96	0.99	1.84	3.56	3.03
1.00%	0.96	0.98	1.84	—	—
1.05%	0.96	0.98	—	—	—
1.10%	0.96	0.98	—	—	—
1.15%	0.96	0.98	—	—	—
1.20%	0.95	0.98	1.82	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	0.98	—	—	—
1.30%	0.95	0.98	—	—	—
1.35%	0.95	0.98	—	—	—
1.40%	0.95	0.97	—	—	—
1.45%	0.95	0.97	—	—	—
1.50%	0.94	0.97	—	—	—
1.55%	0.94	0.97	—	—	—
1.60%	0.94	0.97	—	—	—
1.65%	0.94	0.97	—	—	—
1.70%	0.94	0.97	—	—	—
1.75%	0.93	0.96	—	—	—
1.80%	0.93	0.96	—	—	—
1.85%	0.93	0.96	—	—	—
1.90%	0.93	0.96	—	—	—

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	$0.54	$1.52	$1.53	$1.12	$1.42
0.60%	0.54	1.27	—	1.12	—
0.75%	0.54	1.51	1.51	1.12	1.39
0.85%	0.54	1.50	1.50	1.11	1.35
0.95%	0.54	1.49	1.49	1.11	1.36
1.00%	0.54	1.49	1.49	1.11	1.35
1.05%	0.53	1.48	1.48	1.11	1.33
1.10%	0.53	1.48	1.48	1.11	1.32
1.15%	0.53	1.25	—	1.10	—
1.20%	0.53	1.47	1.47	1.10	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.53	1.47	1.47	1.10	1.30
1.30%	0.53	1.46	1.46	1.10	1.29
1.35%	0.53	1.52	—	1.10	—
1.40%	0.53	1.51	—	1.10	—
1.45%	0.53	1.45	1.45	1.10	1.28
1.50%	0.53	1.24	—	1.09	—
1.55%	0.53	1.50	—	1.09	—
1.60%	0.53	1.50	—	1.09	—
1.65%	0.53	1.49	—	1.09	—
1.70%	0.53	1.49	—	1.09	—
1.75%	0.52	1.48	—	1.09	—
1.80%	0.52	1.48	—	1.09	—
1.85%	0.52	1.22	—	1.08	—
1.90%	0.52	1.22	—	1.08	—

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$1.21	$1.21	$1.77	$1.38	$1.38
0.60%	1.09	—	—	1.18	—
0.75%	1.20	1.20	1.73	1.36	1.37
0.85%	1.19	1.19	1.84	1.36	1.36
0.95%	1.19	1.19	1.70	1.35	1.35
1.00%	1.18	1.18	1.69	1.35	1.35
1.05%	1.18	1.18	1.81	1.34	1.34
1.10%	1.18	1.18	1.80	1.34	1.34
1.15%	1.07	—	—	1.16	—
1.20%	1.17	1.17	1.66	1.33	1.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	1.17	1.77	1.33	1.33
1.30%	1.16	1.16	1.76	1.32	1.32
1.35%	1.16	—	—	1.34	—
1.40%	1.16	—	—	1.33	—
1.45%	1.15	1.15	1.74	1.31	1.31
1.50%	1.05	—	—	1.15	—
1.55%	1.15	—	—	1.32	—
1.60%	1.15	—	—	1.32	—
1.65%	1.15	—	—	1.32	—
1.70%	1.14	—	—	1.31	—
1.75%	1.14	—	—	1.31	—
1.80%	1.14	—	—	1.31	—
1.85%	1.04	—	—	1.13	—
1.90%	1.04	—	—	1.13	—

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2
0.55%	$1.45	$1.46	$1.29	$1.30	$0.98
0.60%	1.22	—	1.13	—	0.98
0.75%	1.44	1.44	1.28	1.28	0.97
0.85%	1.43	1.43	1.27	1.28	0.97
0.95%	1.42	1.42	1.27	1.27	0.97
1.00%	1.42	1.42	1.26	1.26	0.97
1.05%	1.41	1.41	1.26	1.26	0.97
1.10%	1.41	1.41	1.25	1.26	0.97
1.15%	1.20	—	1.11	—	0.97
1.20%	1.40	1.40	1.25	1.25	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.40	1.40	1.24	1.25	0.97
1.30%	1.39	1.39	1.24	1.24	0.97
1.35%	1.42	—	1.25	—	0.97
1.40%	1.42	—	1.24	—	0.96
1.45%	1.38	1.38	1.23	1.23	0.96
1.50%	1.19	—	1.10	—	0.96
1.55%	1.41	—	1.23	—	0.96
1.60%	1.40	—	1.23	—	0.96
1.65%	1.40	—	1.23	—	0.96
1.70%	1.39	—	1.22	—	0.96
1.75%	1.39	—	1.22	—	0.96
1.80%	1.39	—	1.22	—	0.96
1.85%	1.17	—	1.08	—	0.96
1.90%	1.17	—	1.08	—	0.96

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	81

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	$0.97	$2.74	$1.00	$1.50	$2.30
0.60%	0.97	—	1.00	—	—
0.75%	0.97	2.67	1.00	1.46	2.25
0.85%	0.97	1.56	0.99	1.49	1.91
0.95%	0.97	2.59	0.99	1.43	2.19
1.00%	0.97	2.44	0.99	1.42	2.18
1.05%	0.97	1.53	0.99	1.46	1.87
1.10%	0.96	1.52	0.99	1.45	1.86
1.15%	0.96	—	0.99	—	—
1.20%	0.96	2.37	0.98	1.40	2.13
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.96	1.50	0.98	1.43	1.84
1.30%	0.96	1.49	0.98	1.43	1.83
1.35%	0.96	—	0.98	—	—
1.40%	0.96	—	0.98	—	—
1.45%	0.96	1.47	0.98	1.41	1.80
1.50%	0.96	—	0.98	—	—
1.55%	0.96	—	0.98	—	—
1.60%	0.96	—	0.97	—	—
1.65%	0.96	—	0.97	—	—
1.70%	0.96	—	0.97	—	—
1.75%	0.95	—	0.97	—	—
1.80%	0.95	—	0.97	—	—
1.85%	0.95	—	0.97	—	—
1.90%	0.95	—	0.97	—	—

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	$1.00	$3.16	$3.28	$2.11	$1.58
0.60%	0.99	—	—	—	—
0.75%	0.99	3.06	3.18	2.05	1.54
0.85%	1.00	1.65	1.80	—	1.12
0.95%	1.00	2.96	3.08	1.99	1.50
1.00%	0.99	3.56	2.73	2.09	1.50
1.05%	0.99	1.62	1.77	—	1.09
1.10%	0.99	1.62	1.76	—	1.09
1.15%	0.97	—	—	—	—
1.20%	0.98	3.46	2.66	2.04	1.46
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	1.59	1.73	—	1.07
1.30%	0.98	1.58	1.73	—	1.07
1.35%	0.98	—	—	—	—
1.40%	0.97	—	—	—	—
1.45%	0.97	1.56	1.70	—	1.05
1.50%	0.96	—	—	—	—
1.55%	0.97	—	—	—	—
1.60%	0.96	—	—	—	—
1.65%	0.96	—	—	—	—
1.70%	0.96	—	—	—	—
1.75%	0.96	—	—	—	—
1.80%	0.95	—	—	—	—
1.85%	0.95	—	—	—	—
1.90%	0.95	—	—	—	—

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.16	$0.93
0.60%	1.31	0.93
0.75%	2.10	0.93
0.85%	2.02	0.92
0.95%	2.04	0.92
1.00%	2.35	0.92
1.05%	1.98	0.92
1.10%	1.97	0.92
1.15%	1.29	0.92
1.20%	2.28	0.91
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	1.94	0.91
1.30%	1.93	0.91
1.35%	1.76	0.91
1.40%	1.75	0.91
1.45%	1.90	0.91
1.50%	1.28	0.91
1.55%	1.74	0.91
1.60%	1.73	0.90
1.65%	1.73	0.90
1.70%	1.73	0.90
1.75%	1.72	0.90
1.80%	1.72	0.90
1.85%	1.26	0.90
1.90%	1.26	0.90

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	38,882	24,116	242,592	517,579	513,268
0.60%	—	—	—	—	—
0.75%	931,758	1,365,949	23,499,824	39,737,384	9,450,157
0.85%	477,904	1,578,883	4,654,139	16,884,243	4,875,174
0.95%	1,675,735	980,865	15,071,048	22,776,556	12,551,665
1.00%	110,335	137,524	2,900,171	5,517,317	2,099,964
1.05%	363,172	674,581	2,416,965	7,904,360	2,821,807
1.10%	1,346,196	682,655	1,208,017	6,685,214	4,814,085
1.15%	—	—	—	—	31,942
1.20%	504,013	276,896	1,389,074	2,375,103	3,235,528
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	80,863	16,307	165,623	696,568	297,435
1.30%	1,023,521	173,586	421,147	2,994,307	2,312,836
1.35%	257,941	—	—	—	2,336,308
1.40%	5,924	—	—	—	269,458
1.45%	124,534	21,233	121,837	516,338	612,298
1.50%	23,171	—	—	—	233,238
1.55%	9,865	—	—	—	62,274
1.60%	43,785	—	—	—	221,417
1.65%	—	—	—	—	106,595
1.70%	27,370	—	—	—	167,803
1.75%	—	—	—	—	14,914
1.80%	—	—	—	—	48,383
1.85%	103,801	—	—	—	1,431
1.90%	—	—	—	—	—
Total	7,148,770	5,932,595	52,090,437	106,604,969	47,077,980

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	83

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	3,743	154,706	198,946	103,521	81,578
0.60%	—	—	—	—	—
0.75%	4,159,192	7,652,723	5,243,463	8,399,531	12,251,329
0.85%	—	5,534,502	2,682,522	—	6,543,720
0.95%	3,416,986	6,055,065	3,221,906	6,486,694	19,316,855
1.00%	—	1,087,821	1,010,802	—	3,109,953
1.05%	—	3,618,607	1,439,008	—	4,113,259
1.10%	—	1,825,313	574,265	—	5,954,027
1.15%	—	—	—	—	31,240
1.20%	—	521,592	630,849	—	4,354,743
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	265,308	135,014	—	307,265
1.30%	—	929,628	167,893	—	3,549,371
1.35%	—	—	—	—	3,354,484
1.40%	—	—	—	—	484,676
1.45%	—	214,765	349,481	—	1,579,763
1.50%	—	—	—	—	549,266
1.55%	—	—	—	—	108,842
1.60%	—	—	—	—	272,496
1.65%	—	—	—	—	191,100
1.70%	—	—	—	—	283,719
1.75%	—	—	—	—	100,905
1.80%	—	—	—	—	88,169
1.85%	—	—	—	—	144,510
1.90%	—	—	—	—	—
Total	7,579,921	27,860,030	15,654,149	14,989,746	66,771,270

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	2,012	530,411	493,349	3,635	385,168
0.60%	—	—	—	—	—
0.75%	8,548,237	42,888,111	50,440,907	322,679	7,401,589
0.85%	—	13,463,299	14,444,713	204,878	4,033,636
0.95%	4,175,825	37,713,782	35,229,182	1,624,737	9,669,106
1.00%	1,304,109	6,575,804	5,596,048	115,402	1,040,035
1.05%	—	8,802,010	12,322,562	116,274	3,045,563
1.10%	—	10,843,340	6,465,168	618,230	4,171,473
1.15%	—	27,257	—	—	—
1.20%	523,952	6,605,863	2,879,401	523,375	3,941,135
1.25%	—	—	—	—	—
1.25%	—	1,729,838	2,642,917	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	24,698,412	15,373,359	—	—
1.25%	—	—	—	2,671	49,794
1.30%	—	7,830,895	2,534,589	135,096	1,507,203
1.35%	—	3,152,730	—	98,956	1,987,502
1.40%	—	607,596	—	—	423,663
1.45%	—	1,926,516	1,369,222	25,510	392,223
1.50%	—	654,481	—	68,260	287,722
1.55%	—	322,870	—	10,529	63,788
1.60%	—	304,380	—	—	85,056
1.65%	—	53,741	—	6,834	21,662
1.70%	—	337,098	—	—	163,412
1.75%	—	26,453	—	—	987
1.80%	—	68,217	—	—	24,833
1.85%	—	77,786	—	—	29,243
1.90%	—	—	—	—	—
Total	14,554,135	169,240,890	149,791,417	3,877,066	38,724,793

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	83,004	42,869	1,138,550	101,376	695,101
0.60%	—	—	—	—	—
0.75%	2,101,392	953,926	101,431,317	1,993,073	22,226,064
0.85%	1,048,154	655,983	37,663,604	773,292	11,124,146
0.95%	3,684,825	1,105,389	60,129,563	2,505,368	12,958,176
1.00%	973,094	243,292	12,773,517	383,024	2,686,334
1.05%	1,164,158	392,856	18,221,355	478,785	5,382,506
1.10%	784,505	570,438	10,413,111	802,126	4,425,715
1.15%	—	—	—	—	—
1.20%	493,617	488,896	5,342,701	523,010	971,399
1.25%	—	—	29,749,033	—	16,852,711
1.25%	—	—	1,706,349	—	582,414
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	189,945	29,615	—	48,594	—
1.30%	462,366	661,303	4,803,238	412,412	1,554,952
1.35%	814,942	339,997	—	265,349	—
1.40%	—	7,143	—	22,789	—
1.45%	378,162	145,862	1,483,652	233,167	335,323
1.50%	41,266	8,770	—	16,748	—
1.55%	—	12,560	—	7,303	—
1.60%	11,140	—	—	396	—
1.65%	—	6,782	—	—	—
1.70%	84,190	—	—	1,527	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	12,314,760	5,665,681	284,855,990	8,568,339	79,794,841

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
0.55%	391,525	649,618	934,020	975,895	452,769
0.60%	—	—	—	—	—
0.75%	28,050,406	47,359,190	24,813,887	93,167,777	8,761,335
0.85%	10,288,692	13,878,808	9,587,808	28,324,658	5,203,788
0.95%	22,985,415	38,674,393	17,355,685	71,097,365	8,033,341
1.00%	3,222,814	4,652,555	3,142,244	11,475,205	1,381,774
1.05%	7,052,222	8,905,583	7,080,022	21,448,408	2,654,902
1.10%	2,372,409	4,091,458	2,871,106	7,001,236	2,959,168
1.15%	—	—	—	—	11,033
1.20%	2,629,092	3,560,780	2,524,981	9,169,369	1,707,935
1.25%	—	—	—	—	—
1.25%	488,676	598,267	—	1,483,085	—
1.25%	—	—	—	—	—
1.25%	6,288,754	12,793,050	—	—	—
1.25%	—	—	—	20,652,375	—
1.25%	—	—	398,926	—	474,256
1.30%	2,158,553	2,121,715	2,039,440	5,083,008	1,675,284
1.35%	—	—	—	—	839,128
1.40%	—	—	—	—	87,132
1.45%	559,401	1,391,249	619,553	1,906,349	229,174
1.50%	—	—	—	—	169,171
1.55%	—	—	—	—	43,619
1.60%	—	—	—	—	48,165
1.65%	—	—	—	—	23,251
1.70%	—	—	—	—	15,913
1.75%	—	—	—	—	—
1.80%	—	—	—	—	4,701
1.85%	—	—	—	—	4,104
1.90%	—	—	—	—	—
Total	86,487,959	138,676,666	71,367,672	271,784,730	34,779,943

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	85

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
0.55%	1,329,950	773,856	365,628	47,718	1,536,867
0.60%	—	—	—	—	—
0.75%	67,474,439	41,506,532	99,257,910	3,112,759	4,914,371
0.85%	5,679,313	9,639,368	3,604,806	1,798,171	24,170,887
0.95%	37,898,991	40,321,103	51,782,182	4,607,594	84,218,745
1.00%	3,711,375	4,389,983	4,812,249	212,962	60,114
1.05%	2,988,754	5,707,029	2,057,381	936,826	9,936,820
1.10%	1,574,380	8,407,265	915,518	2,528,942	49,423,040
1.15%	—	90,424	—	20,712	—
1.20%	1,787,333	5,726,678	1,911,830	1,814,637	9,711,762
1.25%	—	—	—	—	—
1.25%	—	—	302,416	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	57,778,632	—	—
1.25%	250,010	408,506	—	109,639	621
1.30%	489,316	4,884,941	653,379	740,746	9,254,121
1.35%	—	3,022,121	—	830,693	5,790,649
1.40%	—	279,703	—	338,143	578,781
1.45%	147,217	1,113,058	128,083	293,071	2,333,804
1.50%	—	575,208	—	264,187	546,492
1.55%	—	89,593	—	103,908	130,501
1.60%	—	155,046	—	16,252	133,995
1.65%	—	569,393	—	314,193	2,944
1.70%	—	188,683	—	279,521	575,100
1.75%	—	17,924	—	—	—
1.80%	—	3,469	—	—	—
1.85%	—	56,999	—	42,663	1,709,764
1.90%	—	—	—	—	—
Total	123,331,078	127,926,882	223,570,014	18,413,337	205,029,378

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	481,521	8,409,402	3,432,201	76,868	342,260
0.60%	—	—	—	—	—
0.75%	18,517,004	289,765,517	183,214,380	15,090,037	12,168,877
0.85%	81,580,042	1,475,624,051	993,340,314	3,033,700	9,958,887
0.95%	342,066,568	2,461,499,593	4,166,843,180	8,696,490	7,690,880
1.00%	2,631,544	28,002,998	22,192,237	803,719	1,486,844
1.05%	29,216,963	433,187,417	1,170,863,297	1,619,847	4,962,737
1.10%	203,172,458	1,150,171,933	1,498,588,781	670,284	2,470,524
1.15%	—	3,221,374	9,289,975	—	—
1.20%	39,217,354	242,820,411	324,682,115	382,539	648,449
1.25%	—	—	—	—	—
1.25%	—	—	—	36,667	—
1.25%	—	—	—	17,356,468	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	160,175	124,992	—	190,174
1.30%	27,306,725	108,569,767	387,668,608	318,098	1,225,862
1.35%	29,866,216	124,537,723	197,102,568	—	—
1.40%	460,935	4,202,341	32,217,925	—	—
1.45%	7,181,286	12,098,157	25,548,260	104,537	270,565
1.50%	1,930,769	4,918,031	19,463,146	—	—
1.55%	416,032	2,416,155	16,685,587	—	—
1.60%	362,139	3,034,737	6,721,161	—	—
1.65%	466,508	1,447,352	4,933,076	—	—
1.70%	1,700,826	741,211	7,105,036	—	—
1.75%	213,883	136,314	4,673,080	—	—
1.80%	25,802	—	101,864	—	—
1.85%	664,192	269,299	602,061	—	—
1.90%	—	—	49,825	—	—
Total	787,478,767	6,355,233,958	9,075,443,669	48,189,254	41,416,059

86	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	410,883	211,050	99,763	983,735	459,904
0.60%	—	—	—	—	—
0.75%	17,828,808	6,782,223	8,711,687	29,036,194	17,134,461
0.85%	3,637,127	2,766,315	1,938,689	8,650,590	6,148,307
0.95%	11,585,510	5,339,260	5,623,398	25,127,649	12,146,036
1.00%	1,131,971	651,955	870,628	3,404,025	3,524,963
1.05%	2,939,796	1,721,969	1,591,970	5,248,506	3,938,515
1.10%	1,272,548	609,028	875,468	1,848,555	3,623,499
1.15%	—	—	—	—	—
1.20%	751,716	600,340	364,025	3,391,668	1,067,585
1.25%	—	—	—	—	—
1.25%	111,838	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,592,737	—	—	—	—
1.25%	—	58,807	68,325	865,486	327,452
1.30%	565,141	414,809	482,932	2,030,618	1,504,112
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	112,824	78,104	37,412	1,240,068	424,502
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	59,940,899	19,233,860	20,664,297	81,827,094	50,299,336

Subaccount	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl
0.55%	221,118	1,325,665	1,842,171	65,760	87,453
0.60%	—	—	—	—	—
0.75%	7,059,694	45,916,953	83,777,489	14,914,566	10,080,866
0.85%	2,399,440	20,459,963	37,806,025	—	—
0.95%	7,132,740	38,704,916	63,576,286	11,131,348	7,300,444
1.00%	517,290	7,568,142	12,733,978	—	—
1.05%	2,009,059	12,910,297	23,488,600	—	—
1.10%	1,305,522	7,576,123	19,079,922	—	—
1.15%	—	—	74,799	—	—
1.20%	1,267,912	4,727,014	11,917,680	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	186,585	1,719,107	2,874,182	—	—
1.30%	914,827	5,699,455	9,956,221	—	—
1.35%	790,021	—	3,368,389	—	—
1.40%	268,887	—	588,872	—	—
1.45%	274,633	2,759,060	2,932,554	—	—
1.50%	172,174	—	1,041,305	—	—
1.55%	77,030	—	172,191	—	—
1.60%	46,253	—	78,475	—	—
1.65%	20,451	—	187,802	—	—
1.70%	44,872	—	165,008	—	—
1.75%	9,164	—	39,791	—	—
1.80%	—	—	46,695	—	—
1.85%	15,773	—	54,978	—	—
1.90%	—	—	33,142	—	—
Total	24,733,445	149,366,695	275,836,555	26,111,674	17,468,763

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	87

Subaccount	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.55%	21,287	90,982	368,890	317,930	220,791
0.60%	—	—	—	—	—
0.75%	6,110,799	11,861,620	20,751,242	7,995,032	13,068,097
0.85%	—	5,619,491	11,058,068	5,304,043	8,036,205
0.95%	4,437,238	14,724,483	13,307,019	11,688,442	9,354,556
1.00%	—	1,949,630	3,512,185	1,225,233	2,527,525
1.05%	—	5,987,312	5,127,576	4,501,753	3,470,924
1.10%	—	4,411,067	3,775,874	5,696,182	3,279,487
1.15%	—	—	—	—	30,185
1.20%	—	3,345,215	1,732,701	5,120,568	2,004,852
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	506,325	558,788	209,871	188,233
1.30%	—	1,762,604	2,458,418	2,675,825	1,639,976
1.35%	—	1,630,653	—	2,489,707	894,962
1.40%	—	125,671	—	364,696	153,243
1.45%	—	1,024,178	336,885	2,141,466	252,613
1.50%	—	466,738	—	367,084	184,191
1.55%	—	—	—	163,864	23,881
1.60%	—	143,617	—	149,064	51,088
1.65%	—	—	—	75,301	15,174
1.70%	—	133,284	—	292,331	36,265
1.75%	—	29,432	—	24,432	2,146
1.80%	—	5,575	—	46,836	313
1.85%	—	41,862	—	99,326	—
1.90%	—	—	—	—	—
Total	10,569,324	53,859,739	62,987,646	50,948,986	45,434,707

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.55%	91,932	383,074	409,674	1,284	405,025
0.60%	—	—	—	—	—
0.75%	8,164,230	24,146,846	659,882	1,412,046	34,522,287
0.85%	5,032,188	—	286,818	—	5,663,913
0.95%	10,469,020	15,170,188	1,400,680	973,557	23,887,783
1.00%	2,004,793	4,432,532	31,887	—	3,038,564
1.05%	2,512,483	—	376,419	—	2,980,736
1.10%	2,739,447	—	375,270	—	1,001,371
1.15%	—	—	—	—	—
1.20%	2,335,428	2,159,761	336,833	—	1,573,221
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	281,836	—	—	—	284,441
1.30%	1,206,508	—	291,804	—	581,764
1.35%	1,335,062	—	128,707	—	—
1.40%	41,548	—	—	—	—
1.45%	683,091	—	56,576	—	113,014
1.50%	106,786	—	38,480	—	—
1.55%	40,133	—	15,518	—	—
1.60%	62,593	—	1,877	—	—
1.65%	27,202	—	4,326	—	—
1.70%	141,516	—	43,751	—	—
1.75%	47,705	—	10,374	—	—
1.80%	37,435	—	—	—	—
1.85%	22,299	—	25,455	—	—
1.90%	—	—	—	—	—
Total	37,383,235	46,292,401	4,494,331	2,386,887	74,052,119

88	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	2,264	313,022	518,934	288,050	372,019
0.60%	—	—	—	—	—
0.75%	5,594,338	5,830,342	36,593,878	9,966,819	19,631,968
0.85%	—	3,207,076	9,120,814	6,090,725	9,471,626
0.95%	3,396,336	8,537,158	20,411,981	6,813,082	15,354,482
1.00%	—	2,637,532	7,637,283	1,451,549	2,624,549
1.05%	—	1,847,762	4,932,966	3,842,145	5,566,226
1.10%	—	3,738,976	2,546,114	2,703,416	2,945,208
1.15%	—	—	—	—	—
1.20%	—	3,496,229	3,560,153	521,360	1,075,829
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	238,661	460,778	190,813	381,347
1.30%	—	3,170,814	1,747,356	859,049	1,083,788
1.35%	—	1,275,209	—	—	—
1.40%	—	114,674	—	—	—
1.45%	—	982,270	335,485	195,800	251,058
1.50%	—	317,868	—	—	—
1.55%	—	35,502	—	—	—
1.60%	—	206,132	—	—	—
1.65%	—	63,023	—	—	—
1.70%	—	117,176	—	—	—
1.75%	—	48,704	—	—	—
1.80%	—	25,730	—	—	—
1.85%	—	43,366	—	—	—
1.90%	—	—	—	—	—
Total	8,992,938	36,247,226	87,865,742	32,922,808	58,758,100

Subaccount	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	84,800	154,261	18,364	209,544	—
0.60%	—	—	—	—	—
0.75%	6,252,737	4,501,910	7,684,953	8,003,224	1,411,612
0.85%	—	3,692,488	—	5,432,706	2,342,827
0.95%	4,277,120	7,481,512	3,910,272	12,007,947	2,159,728
1.00%	113,134	1,202,771	—	1,463,742	1,656
1.05%	—	2,208,422	—	3,141,539	762,286
1.10%	—	4,414,088	—	2,374,220	504,535
1.15%	—	—	—	—	—
1.20%	147,305	2,298,814	—	2,494,159	355,016
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	160,290	—	514,665	8,506
1.30%	—	2,473,690	—	1,254,310	160,724
1.35%	—	1,702,732	—	814,605	257,879
1.40%	—	130,833	—	109,869	128,779
1.45%	—	905,476	—	1,061,480	215,886
1.50%	—	161,916	—	237,858	204,969
1.55%	—	112,966	—	56,682	24,276
1.60%	—	32,769	—	80,591	34,293
1.65%	—	2,899	—	9,217	286,423
1.70%	—	200,103	—	53,258	32,109
1.75%	—	7,809	—	—	—
1.80%	—	—	—	35,241	4,519
1.85%	—	148,151	—	11,661	7,889
1.90%	—	—	—	45,600	—
Total	10,875,096	31,993,900	11,613,589	39,412,118	8,903,912

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	89

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	73,338	309,134	142,736	90,048	143,285
0.60%	—	—	—	—	—
0.75%	13,269,309	8,758,130	13,771,936	2,966,868	29,852,432
0.85%	—	7,268,406	—	2,469,020	4,371,736
0.95%	7,402,893	7,361,802	10,548,964	3,086,456	18,780,458
1.00%	219,332	1,349,500	325,258	461,228	4,162,522
1.05%	—	2,994,062	—	1,101,464	4,032,176
1.10%	—	2,118,003	—	2,427,129	2,412,363
1.15%	—	16,671	—	—	—
1.20%	84,548	1,035,786	156,971	839,166	1,465,543
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	247,105	—	150,496	717,880
1.30%	—	956,474	—	1,038,058	1,054,056
1.35%	—	485,141	—	426,339	—
1.40%	—	3,630	—	5,736	—
1.45%	—	389,298	—	201,141	432,478
1.50%	—	87,127	—	44,749	—
1.55%	—	27,484	—	37,976	—
1.60%	—	9,573	—	91,732	—
1.65%	—	—	—	62,788	—
1.70%	—	12,305	—	475,224	—
1.75%	—	—	—	—	—
1.80%	—	3,611	—	50,282	—
1.85%	—	—	—	21,954	—
1.90%	—	—	—	—	—
Total	21,049,420	33,433,242	24,945,865	16,047,854	67,424,929

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.55%	158,281	518,000	345,765	131,304	30,045
0.60%	—	—	—	—	—
0.75%	11,053,994	22,267,226	11,978,052	5,011,156	624,698
0.85%	—	14,038,172	5,997,203	3,441,833	204,117
0.95%	7,469,942	17,604,021	8,632,748	4,823,109	1,027,678
1.00%	997,837	2,368,418	2,438,668	832,251	18,343
1.05%	—	7,828,898	3,840,567	2,333,782	182,740
1.10%	—	5,455,070	2,694,900	1,535,459	277,282
1.15%	—	7,854	—	4,481	—
1.20%	529,970	2,380,183	1,071,435	865,249	373,021
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	404,737	266,272	234,265	—
1.30%	—	2,660,369	1,404,151	774,432	362,057
1.35%	—	1,244,620	—	297,193	198,181
1.40%	—	478,034	—	55,867	18,582
1.45%	—	866,994	284,730	156,128	111,403
1.50%	—	1,040,242	—	71,444	82,972
1.55%	—	138,880	—	62,150	15,024
1.60%	—	118,097	—	9,293	—
1.65%	—	86,204	—	6,653	—
1.70%	—	83,776	—	14,871	125,050
1.75%	—	26,523	—	3,442	9,121
1.80%	—	49,463	—	50,431	12,585
1.85%	—	102,181	—	—	—
1.90%	—	—	—	—	—
Total	20,210,024	79,767,962	38,954,491	20,714,793	3,672,899

90	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	307,285	380,984	1,551,615	334,638	278,981
0.60%	—	—	—	—	—
0.75%	4,606,305	16,674,840	91,448,164	10,064,128	22,910,663
0.85%	2,611,355	8,125,319	33,509,024	6,004,210	10,502,897
0.95%	3,296,035	12,573,157	71,088,920	9,199,643	21,290,622
1.00%	506,956	3,714,336	13,183,090	2,389,375	3,617,402
1.05%	1,300,470	5,460,586	23,923,171	4,958,832	7,991,713
1.10%	1,078,778	3,994,409	12,174,977	3,049,649	3,647,529
1.15%	—	4,939	5,237	—	—
1.20%	206,422	3,116,626	9,455,634	1,973,079	3,992,151
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84,967	801,445	1,858,664	336,045	913,471
1.30%	506,439	2,385,646	8,408,370	1,812,692	2,943,056
1.35%	—	1,607,350	593,856	758,028	633,662
1.40%	—	160,969	—	94,635	88,425
1.45%	53,618	607,524	2,802,896	327,824	794,749
1.50%	—	179,772	101,220	150,363	478,181
1.55%	—	147,019	51,041	66,816	95,410
1.60%	—	104,569	7,804	44,078	12,509
1.65%	—	47,213	5,666	10,822	166,817
1.70%	—	88,321	87,783	3,197	4,268
1.75%	—	30,986	—	18,208	63,574
1.80%	—	28,567	—	712	4,698
1.85%	—	—	25,594	3,144	—
1.90%	—	—	—	—	—
Total	14,558,630	60,234,577	270,282,726	41,600,118	80,430,778

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.55%	3,634	67,886	16,021	20,082	26,442
0.60%	—	—	—	—	—
0.75%	488,777	2,518,200	8,756,657	2,541,078	3,247,943
0.85%	129,620	1,027,716	—	—	—
0.95%	1,206,321	4,281,043	5,636,079	2,098,262	2,720,413
1.00%	74,783	568,826	319,636	—	—
1.05%	480,057	698,915	—	—	—
1.10%	653,540	1,388,859	—	—	—
1.15%	—	—	—	—	—
1.20%	370,236	928,326	207,532	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,282	26,426	—	—	—
1.30%	504,024	671,877	—	—	—
1.35%	267,469	865,573	—	—	—
1.40%	300,280	—	—	—	—
1.45%	29,627	458,786	—	—	—
1.50%	85,520	63,523	—	—	—
1.55%	971	32,894	—	—	—
1.60%	71	10,409	—	—	—
1.65%	126,597	—	—	—	—
1.70%	—	83,252	—	—	—
1.75%	—	238,881	—	—	—
1.80%	—	—	—	—	—
1.85%	—	77,172	—	—	—
1.90%	—	—	—	—	—
Total	4,723,809	14,008,564	14,935,925	4,659,422	5,994,798

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	91

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	159,214	1,798,938	6,778,465	248,125	464,801
0.60%	—	—	—	—	—
0.75%	1,726,116	60,287,802	114,075,111	4,835,263	30,622,371
0.85%	2,036,269	294,272,402	315,909,197	1,842,845	9,613,197
0.95%	2,336,807	194,757,544	47,380,930	5,051,413	22,150,703
1.00%	603,094	7,616,977	12,880,366	996,973	4,006,617
1.05%	516,745	19,480,161	101,828,042	1,232,803	5,680,835
1.10%	1,360,750	40,657,095	57,649,934	1,526,325	2,103,553
1.15%	47,642	53,240	—	—	—
1.20%	526,230	100,482,637	3,505,518	917,588	3,388,035
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	66,825	1,797,483	4,285,859	531,140	557,779
1.30%	408,770	19,776,989	12,829,921	922,130	2,138,652
1.35%	240,625	7,149,922	—	919,278	—
1.40%	21,323	5,426,937	—	—	—
1.45%	34,201	6,341,004	1,077,239	442,825	861,289
1.50%	59,728	1,808,565	—	48,201	—
1.55%	—	778,533	—	21,164	—
1.60%	4,958	587,167	—	44,721	—
1.65%	6,924	3,407,794	—	25,090	—
1.70%	5,953	365,408	—	—	—
1.75%	13,834	544,268	—	—	—
1.80%	—	—	—	—	—
1.85%	—	213,820	—	9,148	—
1.90%	—	—	—	—	—
Total	10,176,008	767,604,686	678,200,582	19,615,032	81,587,832

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	2,445,293	308,777	424,909	2,869,315	11,957,498
0.60%	—	—	—	—	—
0.75%	40,297,827	65,986,104	29,670,450	332,868,285	868,372,543
0.85%	79,356,318	201,988,140	15,681,813	1,543,740,563	3,241,769,406
0.95%	94,923,559	56,974,191	17,097,427	1,290,607,172	534,847,161
1.00%	5,793,255	6,291,292	3,530,924	43,272,851	96,808,897
1.05%	21,829,413	125,527,494	7,951,107	137,136,267	1,312,566,432
1.10%	19,511,587	52,519,589	4,186,630	230,941,286	745,591,943
1.15%	12,116	—	—	1,109,967	—
1.20%	58,818,158	6,583,491	1,509,956	817,719,306	48,141,247
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,828,250	7,405,154	836,750	15,648,673	28,829,035
1.30%	28,871,584	33,895,145	1,949,356	163,883,558	307,752,102
1.35%	10,452,118	—	—	75,558,140	—
1.40%	9,804,338	—	—	49,765,425	—
1.45%	9,115,862	15,755,857	465,886	74,996,215	25,709,305
1.50%	2,039,510	—	—	22,306,565	—
1.55%	4,713,423	—	—	14,787,397	—
1.60%	1,063,666	—	—	12,366,326	—
1.65%	3,502,617	—	—	23,430,505	—
1.70%	4,487,881	—	—	9,954,217	—
1.75%	773,462	—	—	4,247,636	—
1.80%	1,748,348	—	—	1,581,574	—
1.85%	381,738	—	—	3,781,331	—
1.90%	633,698	—	—	107,048	—
Total	404,404,021	573,235,234	83,305,208	4,872,679,622	7,222,345,569

92	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2
0.55%	1,793,751	9,852,896	1,458,557	4,127,153	7,673
0.60%	—	—	—	—	—
0.75%	196,684,271	428,535,880	104,766,458	197,656,324	256,807
0.85%	985,363,573	1,140,429,098	238,103,409	575,433,151	78,169
0.95%	690,999,490	217,245,155	299,355,714	154,486,479	724,090
1.00%	22,191,744	41,211,525	14,626,027	24,737,713	14,471
1.05%	74,985,295	415,513,473	48,963,281	299,616,313	142,552
1.10%	138,539,736	194,702,536	53,926,149	177,374,757	42,058
1.15%	285,061	—	517,469	—	—
1.20%	363,006,612	11,325,300	157,110,281	16,266,488	672,079
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,378,827	19,412,574	5,278,959	13,638,615	24,975
1.30%	74,274,766	54,507,768	52,750,911	103,518,545	102,319
1.35%	35,791,008	—	22,836,799	—	40,839
1.40%	17,937,216	—	17,752,054	—	—
1.45%	32,802,968	5,912,034	21,997,063	21,994,201	61,785
1.50%	9,329,781	—	5,720,195	—	41,874
1.55%	2,717,474	—	7,278,488	—	—
1.60%	4,235,616	—	6,660,629	—	88,028
1.65%	10,145,725	—	6,821,828	—	26,394
1.70%	2,237,115	—	7,268,166	—	—
1.75%	1,598,575	—	3,024,600	—	—
1.80%	423,409	—	1,638,583	—	—
1.85%	405,233	—	2,315,681	—	—
1.90%	—	—	232,680	—	—
Total	2,674,127,246	2,538,648,239	1,080,403,981	1,588,849,739	2,324,113

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	—	140,279	280,744	274,874	142,936
0.60%	—	—	—	—	—
0.75%	574,626	16,653,214	503,453	8,047,396	3,656,391
0.85%	195,668	4,967,330	362,441	6,081,284	1,808,337
0.95%	803,638	9,210,779	930,671	4,537,999	1,888,094
1.00%	29,801	2,139,779	141,095	586,394	409,616
1.05%	139,723	2,598,963	162,081	2,565,846	1,140,367
1.10%	196,808	1,076,121	253,031	1,125,951	392,344
1.15%	—	—	—	—	—
1.20%	303,671	1,013,320	289,568	452,107	187,488
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	50,120	121,714	12,831	161,272	137,666
1.30%	188,144	443,286	145,977	858,330	152,097
1.35%	239,370	—	74,111	—	—
1.40%	6,553	—	5,522	—	—
1.45%	26,494	153,008	19,030	137,444	68,590
1.50%	36,747	—	39,301	—	—
1.55%	21,148	—	5,463	—	—
1.60%	88,331	—	—	—	—
1.65%	—	—	—	—	—
1.70%	39,055	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	2,939,897	38,517,793	3,225,319	24,828,897	9,983,926

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	93

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	1,038	758,411	570,805	95	188,344
0.60%	—	—	—	—	—
0.75%	1,788,723	33,011,939	41,193,981	7,663,231	9,404,915
0.85%	1,944,425	16,538,980	13,474,069	—	5,345,293
0.95%	2,506,089	20,631,229	25,786,210	4,779,540	7,080,541
1.00%	130,355	4,278,406	7,156,418	910,754	1,697,095
1.05%	609,389	8,671,104	7,791,188	—	2,610,890
1.10%	924,367	4,923,061	4,033,770	—	1,496,034
1.15%	13,318	—	—	—	—
1.20%	972,079	1,783,517	2,789,138	406,584	970,239
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	31,429	687,588	632,480	—	280,655
1.30%	477,891	2,288,163	1,665,259	—	955,231
1.35%	1,465,852	—	—	—	—
1.40%	72,337	—	—	—	—
1.45%	513,629	437,483	387,709	—	235,371
1.50%	120,087	—	—	—	—
1.55%	3,751	—	—	—	—
1.60%	14,414	—	—	—	—
1.65%	7,427	—	—	—	—
1.70%	545	—	—	—	—
1.75%	23,787	—	—	—	—
1.80%	11,696	—	—	—	—
1.85%	24,238	—	—	—	—
1.90%	—	—	—	—	—
Total	11,656,866	94,009,881	105,481,027	13,760,204	30,264,608

Subaccount				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%				86,852	20,871
0.60%				—	—
0.75%				8,952,160	897,161
0.85%				5,172,420	537,421
0.95%				7,983,822	2,464,439
1.00%				1,152,862	128,583
1.05%				3,351,369	182,101
1.10%				2,212,681	349,944
1.15%				—	—
1.20%				1,391,002	383,445
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				178,321	11,506
1.30%				999,057	264,994
1.35%				886,920	189,492
1.40%				65,777	138,115
1.45%				253,745	434,775
1.50%				194,131	80,643
1.55%				21,059	—
1.60%				59,615	17,772
1.65%				24,971	8,789
1.70%				88,651	28,561
1.75%				—	—
1.80%				23,839	—
1.85%				—	6,187
1.90%				—	—
Total				33,099,254	6,144,799

94	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$42,323	$34,388	$474,970	$944,019	$376,628
0.60%	80	—	—	—	56
0.75%	1,008,689	1,908,693	44,769,368	70,095,654	6,904,514
0.85%	515,951	2,214,950	7,944,557	14,524,775	3,569,283
0.95%	1,804,092	1,342,953	27,886,290	39,110,580	9,156,930
1.00%	118,668	187,391	5,800,565	9,782,448	1,522,382
1.05%	389,952	928,539	4,038,945	6,715,075	2,042,892
1.10%	1,443,504	935,160	2,009,255	5,615,022	3,480,566
1.15%	79	—	—	—	23,063
1.20%	538,946	369,515	2,717,884	4,098,781	2,333,043
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	86,354	22,028	271,311	576,301	214,179
1.30%	1,091,413	233,197	687,120	2,467,333	1,663,231
1.35%	274,707	—	—	—	1,677,793
1.40%	6,300	—	—	—	193,249
1.45%	132,265	28,120	196,015	422,406	438,552
1.50%	24,572	—	—	—	166,915
1.55%	10,447	—	—	—	44,481
1.60%	46,314	—	—	—	157,941
1.65%	74	—	—	—	75,934
1.70%	28,868	—	—	—	119,375
1.75%	77	—	—	—	10,596
1.80%	77	—	—	—	34,328
1.85%	109,032	—	—	—	1,068
1.90%	77	—	—	—	107
Total	$7,672,861	$8,204,934	$96,796,280	$154,352,394	$34,207,106

Subaccount	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
0.55%	$5,743	$267,221	$379,041	$292,111	$95,587
0.60%	—	—	—	—	89
0.75%	6,217,295	12,994,986	9,802,153	23,105,739	14,652,928
0.85%	—	11,576,390	5,198,544	—	7,620,535
0.95%	4,926,363	10,207,906	5,893,908	17,406,057	22,504,234
1.00%	—	1,807,181	1,839,353	—	3,647,106
1.05%	—	7,436,569	2,735,904	—	4,731,179
1.10%	—	3,727,735	1,086,709	—	6,836,114
1.15%	—	—	—	—	35,803
1.20%	—	851,515	1,124,953	—	4,981,048
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	534,009	251,601	—	350,648
1.30%	—	1,862,650	311,613	—	4,044,884
1.35%	—	—	—	—	3,815,771
1.40%	—	—	—	—	550,300
1.45%	—	424,143	639,962	—	1,790,270
1.50%	—	—	—	—	621,447
1.55%	—	—	—	—	122,895
1.60%	—	—	—	—	307,112
1.65%	—	—	—	—	214,989
1.70%	—	—	—	—	318,597
1.75%	—	—	—	—	113,093
1.80%	—	—	—	—	98,643
1.85%	—	—	—	—	161,363
1.90%	—	—	—	—	71
Total	$11,149,401	$51,690,305	$29,263,741	$40,803,907	$77,614,706

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	95

Subaccount	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$3,139	$999,114	$592,359	$2,041	$537,002
0.60%	—	14	—	86	14
0.75%	12,983,157	78,979,426	58,632,493	176,422	10,261,227
0.85%	—	22,329,773	14,658,915	111,741	5,577,991
0.95%	6,156,824	67,494,245	39,695,712	883,560	13,343,568
1.00%	2,169,574	12,979,474	5,736,117	62,680	1,432,404
1.05%	—	14,664,635	12,271,039	63,059	4,188,301
1.10%	—	17,559,004	6,405,344	334,845	5,729,466
1.15%	—	37,228	—	105	14
1.20%	847,661	12,589,598	2,867,860	282,689	5,397,782
1.25%	—	—	—	—	—
1.25%	—	2,761,690	2,581,588	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	67,376,558	18,927,499	—	—
1.25%	—	—	—	1,442	68,112
1.30%	—	12,436,876	2,463,462	72,768	2,058,385
1.35%	—	5,350,029	—	53,234	2,711,106
1.40%	—	1,028,398	—	105	577,150
1.45%	—	3,017,191	1,312,433	13,688	533,530
1.50%	—	882,253	—	36,573	390,884
1.55%	—	541,961	—	5,634	86,540
1.60%	—	509,484	—	105	115,232
1.65%	—	89,724	—	3,648	29,310
1.70%	—	561,175	—	104	220,773
1.75%	—	43,921	—	104	1,346
1.80%	—	112,964	—	104	33,463
1.85%	—	103,484	—	104	39,349
1.90%	—	14	—	104	13
Total	$22,160,355	$322,448,233	$166,144,821	$2,104,945	$53,332,962

Subaccount	Col VP Long Govt/Cr Bond, Cl 2	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$82,363	$39,224	$2,809,085	$90,984	$1,588,535
0.60%	74	9	—	67	—
0.75%	2,073,498	867,948	242,573,919	1,778,995	47,272,054
0.85%	1,031,631	595,268	55,325,285	688,400	15,358,951
0.95%	3,635,990	1,000,321	139,366,647	2,254,980	26,790,168
1.00%	953,885	219,869	29,783,294	339,585	7,372,847
1.05%	1,139,453	354,530	26,276,668	423,879	7,360,730
1.10%	766,872	514,105	14,933,283	709,185	5,965,235
1.15%	74	9	—	67	—
1.20%	481,221	439,417	12,065,218	461,148	2,593,506
1.25%	—	—	66,474,005	—	28,386,441
1.25%	—	—	2,411,044	—	773,918
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	184,938	26,583	—	42,786	—
1.30%	449,481	592,708	6,752,629	362,618	2,055,626
1.35%	791,274	304,337	—	233,026	—
1.40%	74	6,387	—	19,982	—
1.45%	366,152	130,211	2,056,595	204,180	437,145
1.50%	39,905	7,820	—	14,649	—
1.55%	74	11,184	—	6,378	—
1.60%	10,745	9	—	411	—
1.65%	74	6,024	—	74	—
1.70%	80,962	9	—	1,398	—
1.75%	74	9	—	128	—
1.80%	74	9	—	66	—
1.85%	74	9	—	66	—
1.90%	74	9	—	66	—
Total	$12,089,036	$5,116,008	$600,827,672	$7,633,118	$145,955,156

96	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2
0.55%	$673,972	$1,529,860	$1,800,971	$1,825,784	$501,918
0.60%	—	—	—	—	88
0.75%	46,802,019	108,219,759	46,837,940	169,405,083	9,545,821
0.85%	12,457,482	24,627,698	16,775,438	39,822,213	6,350,193
0.95%	37,159,882	85,856,773	32,090,273	125,542,047	8,664,956
1.00%	5,044,706	10,915,665	5,761,542	17,589,683	1,466,729
1.05%	8,365,053	15,490,835	12,149,351	29,608,401	3,163,805
1.10%	2,798,589	7,092,534	4,901,750	9,616,435	3,509,864
1.15%	—	—	—	—	12,600
1.20%	3,998,822	8,305,707	4,528,147	13,722,582	1,780,945
1.25%	—	—	—	—	—
1.25%	568,272	1,021,173	—	2,022,262	—
1.25%	—	—	—	—	—
1.25%	10,890,880	31,727,089	—	—	—
1.25%	—	—	—	39,918,305	—
1.25%	—	—	671,107	—	554,504
1.30%	2,497,507	3,603,313	3,414,665	6,839,217	1,949,081
1.35%	—	—	—	—	1,076,614
1.40%	—	—	—	—	111,479
1.45%	638,386	2,329,617	1,089,831	2,537,220	262,882
1.50%	—	—	—	—	190,677
1.55%	—	—	—	—	55,360
1.60%	—	—	—	—	60,951
1.65%	—	—	—	—	29,349
1.70%	—	—	—	—	20,030
1.75%	—	—	—	—	83
1.80%	—	—	—	—	5,885
1.85%	—	—	—	—	4,568
1.90%	—	—	—	—	87
Total	$131,895,570	$300,720,023	$130,021,015	$458,449,232	$39,318,469

Subaccount	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Disciplined Core, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2
0.55%	$1,612,155	$1,251,962	$543,589	$43,958	$1,571,357
0.60%	—	16	—	76	10
0.75%	80,273,233	65,838,900	143,616,534	2,858,414	5,002,078
0.85%	10,366,167	17,221,453	6,211,505	1,869,092	24,555,563
0.95%	43,658,888	62,022,636	73,404,339	4,762,582	86,114,039
1.00%	6,874,774	8,797,615	8,514,404	194,819	60,867
1.05%	5,524,479	10,189,409	3,477,892	1,056,497	10,131,624
1.10%	2,815,619	14,666,154	1,540,247	2,593,029	50,333,425
1.15%	—	134,850	—	20,353	10
1.20%	3,218,541	11,157,655	3,594,790	1,850,179	9,862,939
1.25%	—	—	—	—	—
1.25%	—	—	501,589	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	130,596,396	—	—
1.25%	439,252	702,499	—	111,520	635
1.30%	855,488	8,357,279	1,078,257	751,080	9,371,481
1.35%	—	5,866,127	—	840,080	5,857,077
1.40%	—	541,490	—	341,077	584,695
1.45%	253,724	1,877,633	208,173	294,782	2,353,970
1.50%	—	846,796	—	256,206	550,539
1.55%	—	172,042	—	103,958	131,309
1.60%	—	296,856	—	16,215	134,616
1.65%	—	1,087,478	—	312,613	2,964
1.70%	—	359,280	—	277,297	576,140
1.75%	—	34,043	—	78	10
1.80%	—	6,572	—	84	10
1.85%	—	82,817	—	40,833	1,705,984
1.90%	—	16	—	75	10
Total	$155,892,320	$211,511,578	$373,287,715	$18,594,897	$208,901,352

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	97

Subaccount	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
0.55%	$494,743	$8,687,380	$3,542,267	$165,844	$743,419
0.60%	10	10	10	—	—
0.75%	18,940,625	298,015,296	188,252,299	31,274,623	25,872,107
0.85%	83,285,904	1,515,245,130	1,018,674,590	5,365,256	16,795,816
0.95%	359,909,052	2,733,071,105	4,827,568,934	17,569,231	15,971,771
1.00%	2,677,748	28,651,669	22,685,448	1,655,920	3,085,807
1.05%	30,649,803	479,632,144	1,351,291,502	2,809,932	8,228,147
1.10%	212,884,688	1,271,931,465	1,610,245,163	1,165,814	4,067,367
1.15%	11	3,557,113	10,681,966	—	—
1.20%	40,973,738	267,772,518	372,658,368	766,246	1,333,454
1.25%	—	—	—	—	—
1.25%	—	—	—	62,418	—
1.25%	—	—	—	27,314,517	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15	163,001	127,072	—	308,518
1.30%	28,449,952	119,390,480	443,249,288	538,892	1,979,300
1.35%	31,078,933	136,782,496	224,992,070	—	—
1.40%	479,066	4,609,568	36,716,079	—	—
1.45%	7,452,336	13,251,467	29,051,445	174,602	430,677
1.50%	2,001,149	5,379,811	22,094,878	—	—
1.55%	430,637	2,639,588	18,910,520	—	—
1.60%	374,291	3,310,388	7,123,962	—	—
1.65%	481,558	1,576,865	5,569,039	—	—
1.70%	1,752,990	806,346	8,004,919	—	—
1.75%	220,174	148,103	5,255,881	—	—
1.80%	26,544	11	114,367	—	—
1.85%	681,824	291,782	674,575	—	—
1.90%	11	11	55,730	—	—
Total	$823,245,802	$6,894,913,747	$10,207,540,372	$88,863,295	$78,816,383

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return
0.55%	$526,040	$422,339	$289,915	$1,443,032	$252,841
0.60%	—	—	—	—	—
0.75%	22,190,527	13,275,859	24,634,223	41,286,617	8,038,366
0.85%	4,679,335	4,640,030	3,371,878	9,966,015	2,995,488
0.95%	14,056,309	10,185,208	15,410,257	34,514,551	5,594,450
1.00%	2,125,357	1,236,255	2,284,900	4,053,323	1,614,007
1.05%	3,774,072	2,834,346	2,716,050	5,951,816	1,898,730
1.10%	1,598,212	997,171	1,486,530	2,079,386	1,723,703
1.15%	—	—	—	—	—
1.20%	1,372,358	1,111,506	928,918	3,924,108	479,513
1.25%	—	—	—	—	—
1.25%	138,423	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	31,746,385	—	—	—	—
1.25%	—	94,989	114,400	959,890	153,600
1.30%	696,353	666,367	804,396	2,240,701	701,960
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	137,011	123,608	61,330	1,374,607	195,466
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$83,040,382	$35,587,678	$52,102,797	$107,794,046	$23,648,124

98	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl
0.55%	$213,659	$1,727,619	$3,200,974	$120,344	$506,412
0.60%	75	—	152	—	—
0.75%	6,725,703	58,813,785	143,474,005	26,476,169	54,888,302
0.85%	2,274,994	25,836,710	67,927,666	—	—
0.95%	6,748,259	48,754,078	106,650,686	19,169,622	38,833,682
1.00%	487,797	9,443,176	21,188,213	—	—
1.05%	1,890,814	15,992,672	41,399,903	—	—
1.10%	1,226,367	9,340,474	33,451,982	—	—
1.15%	73	—	107,969	—	—
1.20%	1,186,656	5,786,944	19,473,219	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	174,302	2,089,286	4,982,406	—	—
1.30%	853,057	6,894,341	17,125,439	—	—
1.35%	735,274	—	6,272,147	—	—
1.40%	249,795	—	1,093,518	—	—
1.45%	254,660	3,290,047	4,972,680	—	—
1.50%	159,359	—	1,483,555	—	—
1.55%	71,167	—	317,148	—	—
1.60%	42,652	—	144,207	—	—
1.65%	18,824	—	344,018	—	—
1.70%	41,228	—	301,436	—	—
1.75%	8,405	—	72,493	—	—
1.80%	73	—	84,841	—	—
1.85%	14,412	—	77,313	—	—
1.90%	71	—	46,515	—	—
Total	$23,377,676	$187,969,132	$474,192,485	$45,766,135	$94,228,396

Subaccount	Fid VIP Overseas, Serv Cl	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2
0.55%	$32,182	$89,972	$1,079,363	$328,146	$818,518
0.60%	—	74	—	77	105
0.75%	8,936,578	11,666,042	58,594,182	8,209,632	47,007,328
0.85%	—	5,511,905	11,640,924	5,431,687	12,787,572
0.95%	6,367,630	14,529,815	36,406,944	12,000,095	32,531,246
1.00%	—	1,904,486	7,121,937	1,249,552	6,641,923
1.05%	—	5,840,477	5,296,208	4,584,811	5,396,723
1.10%	—	4,297,182	3,881,190	5,793,638	5,074,930
1.15%	—	72	—	76	39,633
1.20%	—	3,249,759	3,443,275	5,193,965	5,123,852
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	491,228	560,833	212,588	287,673
1.30%	—	1,707,681	2,479,288	2,706,659	2,489,848
1.35%	—	1,577,725	—	2,515,083	1,575,203
1.40%	—	121,427	—	367,888	268,991
1.45%	—	988,234	331,927	2,157,361	378,748
1.50%	—	449,747	—	369,512	238,703
1.55%	—	72	—	164,577	41,477
1.60%	—	138,010	—	149,559	88,698
1.65%	—	73	—	75,444	26,275
1.70%	—	127,729	—	292,499	62,620
1.75%	—	28,165	—	24,412	3,815
1.80%	—	5,328	—	46,732	540
1.85%	—	39,950	—	98,974	100
1.90%	—	71	—	74	91
Total	$15,336,390	$52,765,224	$130,836,071	$51,973,041	$120,884,612

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	99

Subaccount	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.55%	$87,053	$1,624,874	$375,485	$3,605	$754,826
0.60%	95	—	69	—	—
0.75%	7,688,882	99,862,370	602,934	3,837,230	61,083,645
0.85%	4,726,200	—	261,675	—	9,563,509
0.95%	9,805,826	60,500,729	1,275,915	2,589,915	40,659,807
1.00%	1,875,243	12,943,499	29,022	—	6,193,970
1.05%	2,346,927	—	342,355	—	4,938,121
1.10%	2,555,735	—	341,056	—	1,651,006
1.15%	93	—	68	—	—
1.20%	2,172,621	6,133,957	305,641	—	3,119,064
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	261,828	—	68	—	462,326
1.30%	1,119,337	—	264,372	—	941,053
1.35%	1,236,889	—	116,520	—	—
1.40%	38,441	—	68	—	—
1.45%	631,149	—	51,111	—	180,248
1.50%	98,507	—	34,754	—	—
1.55%	36,980	—	14,005	—	—
1.60%	57,595	—	1,760	—	—
1.65%	25,085	—	3,966	—	—
1.70%	129,862	—	39,393	—	—
1.75%	43,717	—	9,334	—	—
1.80%	34,259	—	67	—	—
1.85%	20,379	—	22,868	—	—
1.90%	74	—	67	—	—
Total	$34,992,777	$181,065,429	$4,092,573	$6,430,750	$129,547,575

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$3,453	$308,074	$1,024,659	$643,012	$630,624
0.60%	—	74	—	—	—
0.75%	8,466,802	5,713,943	70,587,787	21,840,484	32,645,344
0.85%	—	3,134,383	14,448,173	14,032,327	13,911,979
0.95%	5,123,051	8,334,525	38,487,259	14,742,852	25,022,382
1.00%	—	2,567,178	14,288,971	3,103,451	4,249,292
1.05%	—	1,796,130	7,657,985	8,667,604	8,114,655
1.10%	—	3,629,324	3,933,889	6,070,055	4,224,024
1.15%	—	75	—	—	—
1.20%	—	3,384,538	6,516,240	1,093,213	1,706,279
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	230,712	701,803	422,238	539,183
1.30%	—	3,061,002	2,648,726	1,892,348	1,524,951
1.35%	—	1,229,520	—	—	—
1.40%	—	110,402	—	—	—
1.45%	—	944,392	500,878	425,281	348,079
1.50%	—	305,208	—	—	—
1.55%	—	34,039	—	—	—
1.60%	—	197,373	—	—	—
1.65%	—	60,263	—	—	—
1.70%	—	111,891	—	—	—
1.75%	—	46,439	—	—	—
1.80%	—	24,500	—	—	—
1.85%	—	41,241	—	—	—
1.90%	—	71	—	—	—
Total	$13,593,306	$35,265,297	$160,796,370	$72,932,865	$92,916,792

100	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	Invesco VI Mid Cap Gro, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv
0.55%	$122,350	$159,739	$23,382	$213,761	$90
0.60%	—	76	—	76	90
0.75%	9,007,185	4,779,918	9,484,954	8,135,299	1,838,210
0.85%	—	3,822,201	—	5,499,389	2,740,720
0.95%	6,100,740	7,760,730	4,687,055	12,162,446	2,532,991
1.00%	160,550	1,288,688	—	1,475,816	1,928
1.05%	—	2,255,797	—	3,162,744	885,129
1.10%	—	4,502,514	—	2,387,027	584,762
1.15%	—	75	—	75	88
1.20%	207,513	2,338,187	—	2,500,628	409,963
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	162,831	—	515,455	9,804
1.30%	—	2,509,551	—	1,254,067	184,900
1.35%	—	1,725,037	—	813,385	296,143
1.40%	—	132,370	—	109,563	147,609
1.45%	—	914,849	—	1,057,034	246,990
1.50%	—	163,332	—	236,543	234,082
1.55%	—	113,825	—	56,293	27,671
1.60%	—	32,974	—	79,924	39,019
1.65%	—	2,913	—	9,129	325,290
1.70%	—	200,802	—	52,673	36,397
1.75%	—	7,827	—	74	86
1.80%	—	67	—	34,760	5,104
1.85%	—	148,063	—	11,487	8,894
1.90%	—	73	—	44,862	86
Total	$15,598,338	$33,022,439	$14,195,391	$39,812,510	$10,556,046

Subaccount	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.55%	$68,042	$504,602	$177,577	$102,536	$140,360
0.60%	—	159	—	83	—
0.75%	11,943,354	14,070,533	16,624,406	3,359,781	29,256,721
0.85%	—	11,565,671	—	2,788,475	4,272,662
0.95%	6,519,731	11,632,176	12,435,642	3,476,154	18,445,379
1.00%	486,507	2,119,568	668,000	518,779	4,063,519
1.05%	—	4,681,804	—	1,237,200	3,934,826
1.10%	—	3,298,004	—	2,722,559	2,353,188
1.15%	—	25,033	—	82	—
1.20%	182,330	1,598,855	313,808	938,725	1,428,501
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	379,939	—	168,120	699,467
1.30%	—	1,463,373	—	1,157,961	1,026,617
1.35%	—	912,685	—	474,969	—
1.40%	—	6,810	—	6,383	—
1.45%	—	587,734	—	223,477	420,742
1.50%	—	129,128	—	49,651	—
1.55%	—	51,142	—	42,077	—
1.60%	—	17,765	—	101,513	—
1.65%	—	166	—	69,388	—
1.70%	—	22,712	—	524,393	—
1.75%	—	177	—	81	—
1.80%	—	6,628	—	55,341	—
1.85%	—	168	—	24,131	—
1.90%	—	150	—	81	—
Total	$19,199,964	$53,074,982	$30,219,433	$18,041,940	$66,041,982

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	101

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S
0.55%	$287,534	$1,474,662	$478,379	$222,635	$28,032
0.60%	—	123	—	95	70
0.75%	19,478,347	61,778,825	16,261,474	8,342,903	581,037
0.85%	—	26,834,832	8,464,222	6,202,283	189,567
0.95%	12,813,917	47,516,788	11,519,093	7,873,545	952,935
1.00%	2,017,583	7,912,965	3,230,586	1,350,976	16,995
1.05%	—	14,683,436	5,355,603	4,179,757	169,185
1.10%	—	10,182,479	3,712,438	2,701,728	256,528
1.15%	—	9,390	—	5,293	69
1.20%	1,042,212	7,734,702	1,391,925	1,377,841	344,552
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	744,798	361,240	418,184	69
1.30%	—	4,872,003	1,897,831	1,336,981	333,904
1.35%	—	1,893,590	—	463,657	182,636
1.40%	—	725,594	—	86,918	17,112
1.45%	—	1,565,291	379,528	295,332	102,506
1.50%	—	1,227,584	—	83,271	76,289
1.55%	—	208,966	—	95,899	13,804
1.60%	—	177,242	—	14,300	68
1.65%	—	128,950	—	10,210	68
1.70%	—	125,043	—	22,770	114,620
1.75%	—	39,477	—	5,253	8,354
1.80%	—	73,424	—	76,764	11,518
1.85%	—	118,997	—	90	68
1.90%	—	117	—	90	68
Total	$35,639,593	$190,029,278	$53,052,319	$35,166,775	$3,400,054

Subaccount	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
0.55%	$333,400	$843,257	$2,578,052	$798,277	$443,884
0.60%	—	185	72	117	72
0.75%	4,902,675	36,089,290	142,928,616	23,461,422	29,889,621
0.85%	3,100,877	13,329,119	48,502,629	10,687,927	13,997,671
0.95%	3,440,592	26,651,857	108,893,683	20,984,342	27,410,464
1.00%	526,776	7,789,421	19,979,365	5,401,247	4,589,579
1.05%	1,514,220	8,836,279	34,097,409	8,670,586	10,385,147
1.10%	1,250,490	6,394,742	17,183,183	5,300,448	4,705,858
1.15%	—	6,929	5,020	114	67
1.20%	210,390	6,391,386	14,015,453	4,354,340	4,970,533
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	97,341	1,264,820	2,597,762	575,885	1,170,727
1.30%	576,024	3,747,456	11,638,136	3,091,485	3,724,718
1.35%	—	2,648,026	558,344	1,468,923	671,411
1.40%	—	264,464	71	182,853	93,414
1.45%	60,041	980,748	3,915,262	550,696	1,030,882
1.50%	—	249,037	94,778	217,964	448,555
1.55%	—	239,577	47,729	127,973	100,077
1.60%	—	169,941	7,292	84,253	13,071
1.65%	—	76,517	5,354	20,628	173,863
1.70%	—	142,749	81,750	6,078	4,437
1.75%	—	49,948	70	34,515	65,897
1.80%	—	45,923	73	1,346	4,857
1.85%	—	177	23,736	4,498	69
1.90%	—	176	70	111	69
Total	$16,012,826	$116,212,024	$407,153,909	$86,026,028	$103,894,943

102	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Multi-Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
0.55%	$3,552	$67,607	$30,172	$76,341	$97,468
0.60%	74	2,112	—	—	—
0.75%	474,160	2,496,620	16,320,680	9,363,432	10,278,320
0.85%	125,449	1,015,983	—	—	—
0.95%	1,161,717	4,220,949	10,445,039	7,646,477	8,306,454
1.00%	71,884	560,037	588,062	—	—
1.05%	460,600	687,175	—	—	—
1.10%	625,905	1,363,643	—	—	—
1.15%	73	2,080	—	—	—
1.20%	353,264	908,986	377,737	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,245	25,840	—	—	—
1.30%	479,078	656,083	—	—	—
1.35%	253,810	844,154	—	—	—
1.40%	284,431	2,066	—	—	—
1.45%	28,010	446,172	—	—	—
1.50%	80,699	61,682	—	—	—
1.55%	914	31,901	—	—	—
1.60%	67	12,112	—	—	—
1.65%	118,810	2,053	—	—	—
1.70%	71	80,414	—	—	—
1.75%	71	230,416	—	—	—
1.80%	71	2,045	—	—	—
1.85%	71	74,236	—	—	—
1.90%	71	2,039	—	—	—
Total	$4,525,097	$13,796,405	$27,761,690	$17,086,250	$18,682,242

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3
0.55%	$86,235	$2,742,404	$10,347,242	$280,936	$659,944
0.60%	85	13	—	83	—
0.75%	929,870	90,847,302	172,112,878	5,399,521	42,645,526
0.85%	1,094,110	441,158,975	474,146,069	2,052,570	13,009,321
0.95%	1,252,127	290,369,594	70,692,635	5,610,926	30,136,072
1.00%	322,474	11,320,403	19,168,216	1,105,828	5,420,151
1.05%	276,148	28,877,859	151,031,924	1,365,507	7,533,644
1.10%	726,087	60,073,762	85,289,220	1,688,468	2,776,894
1.15%	25,392	66,807	—	83	—
1.20%	280,073	147,594,567	5,155,929	1,012,229	4,479,271
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	35,519	2,633,402	6,287,158	585,034	725,833
1.30%	216,976	28,877,960	18,757,870	1,014,403	2,768,932
1.35%	127,547	10,839,137	—	1,010,002	—
1.40%	11,288	8,206,204	—	82	—
1.45%	18,074	9,181,255	1,561,685	485,146	1,099,482
1.50%	31,470	2,239,947	—	52,742	—
1.55%	74	1,167,445	—	23,127	—
1.60%	2,610	878,045	—	48,802	—
1.65%	3,642	5,083,049	—	27,341	—
1.70%	3,126	543,440	—	70	—
1.75%	7,254	807,280	—	159	—
1.80%	83	15	—	82	—
1.85%	83	261,366	—	9,915	—
1.90%	83	13	—	82	—
Total	$5,450,430	$1,143,770,244	$1,014,550,826	$21,773,138	$111,255,070

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	103

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
0.55%	$2,964,592	$374,348	$751,419	$4,802,477	$16,525,915
0.60%	11	—	—	12	—
0.75%	48,293,156	79,073,654	51,483,364	454,221,418	1,186,220,197
0.85%	94,605,213	240,800,653	28,886,999	2,094,784,311	4,405,110,377
0.95%	112,621,173	67,518,229	29,298,008	1,741,481,004	722,471,171
1.00%	6,848,374	7,437,175	5,978,910	58,306,914	130,441,678
1.05%	25,742,461	147,876,954	14,359,961	184,349,259	1,762,628,335
1.10%	22,927,289	61,714,463	7,524,741	309,323,720	998,687,842
1.15%	12,937	—	—	1,287,624	—
1.20%	68,708,205	7,690,655	2,507,447	1,087,768,580	64,101,763
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,460,396	8,628,741	1,482,775	20,754,759	38,289,869
1.30%	33,527,149	39,360,419	3,436,398	216,722,557	407,386,460
1.35%	12,172,119	—	—	101,070,584	—
1.40%	11,389,731	—	—	66,404,801	—
1.45%	10,496,036	18,141,409	809,705	98,361,102	33,745,715
1.50%	2,148,364	—	—	25,542,440	—
1.55%	5,431,881	—	—	19,573,022	—
1.60%	1,222,131	—	—	16,316,175	—
1.65%	4,013,111	—	—	30,838,672	—
1.70%	5,126,802	—	—	13,061,939	—
1.75%	881,305	—	—	5,559,225	—
1.80%	1,986,846	—	—	2,064,477	—
1.85%	396,865	—	—	4,273,103	—
1.90%	657,635	—	—	120,760	—
Total	$476,633,782	$678,616,700	$146,519,727	$6,556,988,935	$9,765,609,322

Subaccount	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2
0.55%	$3,452,389	$14,343,078	$1,888,529	$5,351,669	$7,571
0.60%	13	—	12	—	73
0.75%	282,661,674	616,588,938	134,082,069	253,335,213	250,140
0.85%	1,408,572,876	1,632,249,191	303,132,009	733,701,746	76,037
0.95%	982,468,616	309,101,554	379,491,438	195,811,783	703,211
1.00%	31,452,533	58,488,294	18,463,974	31,276,223	14,044
1.05%	106,562,062	587,728,854	61,886,952	377,517,388	138,233
1.10%	195,199,968	274,698,292	67,674,854	222,922,410	40,753
1.15%	343,090	—	575,443	—	73
1.20%	508,471,454	15,884,683	195,996,301	20,323,755	650,195
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,705,770	27,156,975	6,568,712	16,996,917	24,145
1.30%	103,697,417	76,001,030	65,420,042	128,571,725	98,826
1.35%	50,893,733	—	28,486,706	—	39,422
1.40%	25,443,659	—	22,090,299	—	73
1.45%	45,304,944	8,173,938	27,137,289	27,086,931	59,549
1.50%	11,083,215	—	6,278,400	—	40,329
1.55%	3,823,601	—	8,984,172	—	73
1.60%	5,941,309	—	8,195,185	—	84,647
1.65%	14,195,529	—	8,372,957	—	25,361
1.70%	3,120,881	—	8,893,337	—	73
1.75%	2,224,110	—	3,691,620	—	73
1.80%	587,505	—	1,994,623	—	73
1.85%	475,105	—	2,508,433	—	73
1.90%	10	—	251,605	—	73
Total	$3,797,681,463	$3,620,414,827	$1,362,064,961	$2,012,895,760	$2,253,120

104	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Lazard Intl Eq Adv, Cl 2	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
0.55%	$73	$384,015	$281,469	$411,855	$328,832
0.60%	73	—	75	—	—
0.75%	557,124	44,582,878	501,945	11,736,686	8,212,164
0.85%	189,445	7,738,527	360,419	9,054,808	3,449,550
0.95%	776,844	24,165,592	922,940	6,540,874	4,141,131
1.00%	28,791	5,221,856	139,700	835,059	892,916
1.05%	134,855	3,975,744	160,294	3,747,305	2,134,035
1.10%	189,817	1,636,699	249,953	1,636,745	730,718
1.15%	73	—	74	—	—
1.20%	292,419	2,404,929	285,211	631,400	399,021
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	48,233	182,668	12,623	231,118	252,641
1.30%	180,904	661,592	143,395	1,224,250	277,817
1.35%	229,982	—	72,707	—	—
1.40%	6,294	—	5,411	—	—
1.45%	25,416	225,058	18,619	193,325	123,557
1.50%	35,227	—	38,402	—	—
1.55%	20,261	—	5,333	—	—
1.60%	84,543	—	74	—	—
1.65%	72	—	74	—	—
1.70%	37,325	—	74	—	—
1.75%	72	—	73	—	—
1.80%	72	—	73	—	—
1.85%	72	—	73	—	—
1.90%	72	—	73	—	—
Total	$2,838,059	$91,179,558	$3,199,084	$36,243,425	$20,942,382

Subaccount	VP WF Short Duration Govt, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
0.55%	$1,106	$2,395,789	$1,874,754	$200	$297,230
0.60%	75	—	—	—	—
0.75%	1,774,594	101,052,503	131,173,369	15,953,052	14,564,615
0.85%	1,952,033	27,415,880	24,270,158	—	5,978,929
0.95%	2,501,274	61,343,523	79,705,459	9,668,523	10,689,714
1.00%	128,847	15,225,548	19,566,751	1,906,282	2,537,647
1.05%	604,733	14,069,688	13,791,036	—	2,857,904
1.10%	915,157	7,951,145	7,094,506	—	1,629,811
1.15%	12,956	—	—	—	—
1.20%	956,908	6,175,392	7,408,015	827,607	1,416,309
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	30,867	1,101,836	1,096,367	—	301,394
1.30%	467,735	3,625,263	2,873,000	—	1,021,088
1.35%	1,431,301	—	—	—	—
1.40%	70,463	—	—	—	—
1.45%	498,675	683,477	659,354	—	248,016
1.50%	115,203	—	—	—	—
1.55%	3,621	—	—	—	—
1.60%	13,885	—	—	—	—
1.65%	7,113	—	—	—	—
1.70%	597	—	—	—	—
1.75%	22,729	—	—	—	—
1.80%	11,142	—	—	—	—
1.85%	22,945	—	—	—	—
1.90%	74	—	—	—	—
Total	$11,544,033	$241,040,044	$289,512,769	$28,355,664	$41,542,657

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	105

Subaccount	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$188,172	$19,422
0.60%	102	69
0.75%	18,801,358	830,301
0.85%	10,429,668	496,019
0.95%	16,332,600	2,271,716
1.00%	2,708,593	118,193
1.05%	6,629,776	167,138
1.10%	4,356,581	320,784
1.15%	100	68
1.20%	3,178,084	350,510
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	346,200	10,504
1.30%	1,929,838	241,588
1.35%	1,559,783	172,524
1.40%	115,365	125,574
1.45%	483,206	394,749
1.50%	247,936	73,123
1.55%	36,634	68
1.60%	103,420	16,070
1.65%	43,203	7,937
1.70%	152,951	25,757
1.75%	119	68
1.80%	40,908	67
1.85%	63	5,557
1.90%	97	67
Total	$67,684,757	$5,647,873

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)		to	(3.16%)
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(7)	to	4.05	%(7)
AB VPS Global Thematic Gro, Cl B
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97	to	$0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
AB VPS Gro & Inc, Cl B
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14	to	$0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
AB VPS Intl Val, Cl B
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%		to	0.93%
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38	to	$0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)		to	(20.60%)

106	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)		to	(39.10%)
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(8)	to	5.84	%(8)
AC VP Intl, Cl I
2015	7,580	$1.54	to	$1.44	$11,149	0.38%	0.55%	to	0.95%	0.21%		to	(0.19%)
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)		to	(6.40%)
2013	9,425	$1.63	to	$1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
2012	11,074	$1.34	to	$1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11	to	$1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
AC VP Mid Cap Val, Cl II
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02	to	$1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
AC VP Ultra, Cl II
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%		to	4.52%
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07	to	$1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
AC VP Val, Cl I
2015	14,990	$2.82	to	$2.64	$40,804	2.11%	0.55%	to	0.95%	(4.41%)		to	(4.79%)
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%		to	12.01%
2013	20,142	$2.63	to	$2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
2012	22,999	$2.00	to	$1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76	to	$1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
BlackRock Global Alloc, Cl III
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)		to	(2.86%)
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(6)	to	1.76	%(6)
Calvert VP SRI Bal, Cl I
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)		to	(3.36%)
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14	to	$1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
Col VP Bal, Cl 3
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%		to	(0.20%)
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(6)
2011	156,899	$1.24	to	$1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
Col VP Govt Money Mkt, Cl 3
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23	to	$1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
Col VP Commodity Strategy, Cl 2
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)		to	(25.21%)
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(8)	to	(6.67	%)(8)
Col VP Contrarian Core, Cl 2
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%		to	0.80%
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(7)	to	18.81	%(7)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	107

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Long Govt/Cr Bond, Cl 2
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)		to	(2.10%)
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(8)	to	(5.32	%)(8)
Col VP Div Abs Return, Cl 2
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(7)	to	(5.98	%)(7)
Col VP Divd Opp, Cl 3
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62	to	$0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
Col VP Emerg Mkts Bond, Cl 2
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)		to	(3.17%)
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(7)	to	(10.30	%)(7)
Col VP Emer Mkts, Cl 3
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16	to	$1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
Col VP Global Bond, Cl 3
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90	to	$1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
Col VP Hi Yield Bond, Cl 3
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91	to	$1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
Col VP Inc Opp, Cl 3
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59	to	$1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
Col VP Inter Bond, Cl 3
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73	to	$1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
Col VP Intl Opp, Cl 2
2015	34,780	$1.11	to	$1.11	$39,318	0.31%	0.55%	to	1.90%	(0.58%)		to	(1.92%)
2014	34,657	$1.11	to	$1.13	$39,510	0.03%	0.55%	to	1.90%	(5.61%)		to	(6.88%)
2013	39,381	$1.18	to	$1.22	$47,632	0.43%	0.55%	to	1.90%	19.74%		to	18.13%
2012	44,804	$0.99	to	$1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(6)
2011	56,807	$0.84	to	$1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)

108	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Gro, Cl 3
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64	to	$0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
Col VP Lg Cap Index, Cl 3
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%		to	(1.04%)
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(6)
2011	134,954	$0.95	to	$1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
Col VP Disciplined Core, Cl 3
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%		to	(0.70%)
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86	to	$0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
Col VP Limited Duration Cr, Cl 2
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)		to	(4.32%)
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(10)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
2012	5,819	$1.03	to	$1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(6)	to	2.03	%(6)
2011	3,967	$1.02	to	$1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
Col VP Man Vol Conserv, Cl 2
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
2013	55,507	$1.00	to	$1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(9)	to	(0.29	%)(7)
Col VP Man Vol Conserv Gro, Cl 2
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
2013	226,702	$1.01	to	$1.04	$235,448	—	0.55%	to	1.90%	0.61	%(9)	to	2.86	%(7)
Col VP Man Vol Gro, Cl 2
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)		to	(5.16%)
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
2013	1,697,067	$1.03	to	$1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(9)	to	9.45	%(7)
Col VP Man Vol Mod Gro, Cl 2
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)		to	(4.35%)
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
2013	4,889,836	$1.02	to	$1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(9)	to	12.05%
2012	1,946,104	$1.02	to	$1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(6)	to	0.99	%(6)
Col VP Mid Cap Gro, Cl 3
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34	to	$1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
Col VP Mid Cap Val, Cl 3
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)		to	(6.33%)
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28	to	$0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
Col VP Select Intl Eq, Cl 3
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%		to	3.51%
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95	to	$0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)		to	(6.40%)
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18	to	$0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
Col VP Select Sm Cap Val, Cl 3
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)		to	(4.63%)
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66	to	$0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
Col VP US Govt Mtge, Cl 3
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41	to	$1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)
CS Commodity Return
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90	to	$0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
Deutsche Alt Asset Alloc VIP, Cl B
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)		to	(8.29%)
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67	%(6)	to	2.73	%(6)
EV VT Floating-Rate Inc
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)		to	(2.42%)
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%		to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20	to	$1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
Fid VIP Contrafund, Serv Cl 2
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)		to	(1.47%)
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%		to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(6)
2011	414,278	$1.04	to	$1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)		to	(4.51%)
Fid VIP Gro & Inc, Serv Cl
2015	26,112	$1.83	to	$1.71	$45,766	1.90%	0.55%	to	0.95%	(2.89%)		to	(3.27%)
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%		to	9.34%
2013	36,071	$1.72	to	$1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%		to	32.20%
2012	42,856	$1.29	to	$1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10	to	$1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
Fid VIP Mid Cap, Serv Cl
2015	17,469	$5.59	to	$5.24	$94,228	0.38%	0.55%	to	0.95%	(2.04%)		to	(2.43%)
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%		to	5.19%
2013	23,722	$5.40	to	$5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%		to	34.78%
2012	28,179	$3.99	to	$3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50	to	$3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)		to	(11.56%)
Fid VIP Overseas, Serv Cl
2015	10,569	$1.51	to	$1.42	$15,336	1.24%	0.55%	to	0.95%	2.92%		to	2.51%
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)		to	(9.03%)
2013	13,350	$1.61	to	$1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%		to	29.15%
2012	15,945	$1.24	to	$1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%		to	19.40%
2011	20,618	$1.03	to	$0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)		to	(18.01%)

110	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)		to	(3.80%)
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(7)	to	(2.98	%)(7)
FTVIPT Frank Global Real Est, Cl 2
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97	to	$0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
FTVIPT Frank Inc, Cl 2
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)		to	(8.80%)
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(7)	to	4.77	%(7)
FTVIPT Frank Sm Cap Val, Cl 2
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)		to	(9.13%)
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72	%(6)
2011	78,144	$2.52	to	$1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)		to	(5.47%)
FTVIPT Temp Global Bond, Cl 2
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(7)	to	(2.86	%)(7)
GS VIT Mid Cap Val, Inst
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67	to	$1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
GS VIT Multi-Strategy Alt, Advisor
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)		to	(6.69%)
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(10)	to	(3.75	%)(10)
GS VIT Sm Cap Eq Insights, Inst
2015	2,387	$2.81	to	$2.63	$6,431	0.27%	0.55%	to	0.95%	(2.46%)		to	(2.85%)
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
2013	3,223	$2.71	to	$2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
2012	3,611	$2.01	to	$1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%		to	11.76%
2011	4,520	$1.79	to	$1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%		to	(0.27%)
GS VIT U.S. Eq Insights, Inst
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01	to	$0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
Invesco VI Am Fran, Ser I
2015	8,993	$1.52	to	$1.50	$13,593	—	0.55%	to	0.95%	4.43%		to	4.01%
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
2013	11,731	$1.35	to	$1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
2012	13,957	$0.97	to	$0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(5)	to	(3.13	%)(5)
Invesco VI Bal Risk Alloc, Ser II
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(7)	to	(2.97	%)(7)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Comstock, Ser II
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22	to	$0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
Invesco VI Global Hlth, Ser II
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10	to	$1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
Invesco VI Intl Gro, Ser II
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30	to	$1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
Invesco VI Mid Cap Gro, Ser I
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%		to	0.00%
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(5)	to	(2.52	%)(5)
Ivy VIP Asset Strategy
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(7)	to	17.22	%(7)
Janus Aspen Enterprise, Serv
2015	11,614	$1.27	to	$1.20	$14,195	0.52%	0.55%	to	0.95%	3.20%		to	2.79%
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
2013	14,693	$1.11	to	$1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
2012	16,750	$0.84	to	$0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72	to	$0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
Janus Aspen Flex Bond, Serv
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(7)	to	(2.85	%)(7)
Janus Aspen Gbl Alloc Mod, Serv
2015	8,904	$1.18	to	$1.13	$10,556	—	0.55%	to	1.90%	(2.89%)		to	(4.21%)
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(6)	to	2.47	%(6)
Janus Aspen Global Tech, Serv
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51	to	$1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
Janus Aspen Janus, Serv
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(6)
2011	64,496	$0.92	to	$1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)

112	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Aspen Overseas, Serv
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23	to	$2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
Lazard Ret Global Dyn MA, Serv
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(7)	to	9.56	%(7)
MFS Mass Inv Gro Stock, Serv Cl
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(11)	to	(2.71	%)(11)
MFS New Dis, Serv Cl
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20	to	$1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
MFS Utilities, Serv Cl
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)		to	(16.37%)
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(6)
2011	121,680	$2.23	to	$1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
MS UIF Global Real Est, Cl II
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94	to	$0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
MS UIF Mid Cap Gro, Cl II
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)		to	(7.76%)
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(6)
2011	47,463	$1.21	to	$1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
NB AMT Abs Return Multi-Mgr, Cl S
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)		to	(6.85%)
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(10)	to	(2.13	%)(10)
NB AMT Intl Eq, Cl S
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%		to	0.07%
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81	to	$0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
Oppen Global VA, Serv
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(6)
2011	70,702	$1.39	to	$1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
Oppen Global Strategic Inc VA, Srv
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(7)
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45	to	$1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Oppen Main St Sm Cap VA, Serv
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(6)
2011	48,318	$1.41	to	$1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
PIMCO VIT All Asset, Advisor Cl
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)		to	(10.89%)
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(6)
2011	192,032	$1.29	to	$1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
PIMCO VIT Glb MA Man Alloc, Adv Cl
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)		to	(2.14%)
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(6)	to	1.99	%(6)
PIMCO VIT Tot Return, Advisor Cl
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)		to	(1.88%)
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(7)	to	(4.86	%)(7)
Put VT Multi-Cap Gro, Cl IB
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07	to	$1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)
Royce Micro-Cap, Invest Cl
2015	4,659	$3.80	to	$3.56	$17,086	—	0.55%	to	0.95%	(12.94%)		to	(13.29%)
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
2013	6,965	$4.55	to	$4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
2012	8,699	$3.78	to	$3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54	to	$3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
Third Ave Val
2015	5,995	$3.23	to	$3.03	$18,682	3.32%	0.55%	to	0.95%	(9.39%)		to	(9.75%)
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
2013	8,571	$3.44	to	$3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
2012	10,403	$2.90	to	$2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29	to	$2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
VanEck VIP Global Gold, Cl S
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)		to	(25.58%)
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(7)	to	(23.84	%)(7)
VP Aggr, Cl 2
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(6)
2011	612,449	$1.08	to	$1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
VP Aggr, Cl 4
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09	to	$1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
VP AQR Man Fut Strategy, Cl 2
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(7)	to	0.56	%(7)

114	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP BR Gl Infl Prot Sec, Cl 3
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)	to	(2.91%)
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%	to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)	to	(6.85%)
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%	to	4.08%
2011	202,745	$1.36	to	$1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%	to	8.45%
VP Conserv, Cl 2
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)	to	(2.04%)
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%	to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%	to	1.23%
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%	to	1.79	%(6)
2011	593,897	$1.08	to	$1.06	$634,319	—	0.55%	to	1.80%	2.67%	to	1.40%
VP Conserv, Cl 4
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)	to	(1.60%)
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%	to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%	to	1.60%
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%	to	5.72%
2011	1,512,637	$1.08	to	$1.06	$1,616,062	—	0.55%	to	1.45%	2.67%	to	1.75%
VP Loomis Sayles Gro II, Cl 1
2015	83,305	$1.77	to	$1.74	$146,520	0.10%	0.55%	to	1.45%	1.61%	to	0.70%
2014	97,450	$1.74	to	$1.73	$169,109	0.21%	0.55%	to	1.45%	8.82%	to	7.84%
2013	116,187	$1.60	to	$1.60	$185,728	0.24%	0.55%	to	1.45%	34.90%	to	33.69%
2012	140,799	$1.19	to	$1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%	to	10.61%
2011	174,067	$1.06	to	$1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)	to	(4.04%)
VP Mod, Cl 2
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)	to	(2.43%)
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%	to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%	to	9.26%
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%	to	2.25	%(6)
2011	4,072,928	$1.09	to	$1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)	to	(1.51%)
VP Mod, Cl 4
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)	to	(1.99%)
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%	to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%	to	9.82%
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%	to	9.25%
2011	9,718,867	$1.09	to	$1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)	to	(1.08%)
VP Mod Aggr, Cl 2
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)	to	(2.59%)
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%	to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%	to	13.89%
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%	to	1.94	%(6)
2011	2,443,394	$1.09	to	$1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)	to	(3.18%)
VP Mod Aggr, Cl 4
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)	to	(2.22%)
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%	to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%	to	14.37%
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%	to	10.59%
2011	5,802,273	$1.09	to	$1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)	to	(2.76%)
VP Mod Conserv, Cl 2
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)	to	(2.10%)
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%	to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%	to	5.11%
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%	to	1.81	%(6)
2011	1,249,525	$1.09	to	$1.07	$1,348,503	—	0.55%	to	1.80%	1.30%	to	0.05%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 4
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09	to	$1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
VP Multi-Mgr Div Inc, Cl 2
2015	2,324	$0.98	to	$0.96	$2,253	3.46%	0.55%	to	1.90%	(1.45%)		to	(2.77%)
2014	699	$0.99	to	$0.98	$692	1.80%	0.55%	to	1.90%	(0.94	%)(10)	to	(1.61	%)(10)
VP Multi-Mgr Int Rate Adapt, Cl 2
2015	2,940	$0.97	to	$0.95	$2,838	4.03%	0.55%	to	1.90%	(2.02%)		to	(3.33%)
2014	846	$0.99	to	$0.99	$838	1.62%	0.55%	to	1.90%	(0.83	%)(10)	to	(1.50	%)(10)
VP Ptnrs Sm Cap Val, Cl 3
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98	to	$1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
VP Lazard Intl Eq Adv, Cl 2
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(8)	to	4.54	%(8)
VP MFS Blended Res Core Eq, Cl 3
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96	to	$0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
VP Vty Sycamore Estb Val, Cl 3
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)		to	(1.28%)
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32	to	$1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
VP WF Short Duration Govt, Cl 2
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)		to	(1.81%)
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(10)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
2012	1,916	$1.01	to	$1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(6)	to	(0.41	%)(6)
2011	807	$1.02	to	$1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
Wanger Intl
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27	to	$1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
Wanger USA
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01	to	$1.08	$349,684	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
WF VT Index Asset Alloc, Cl 2
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%		to	0.04%
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34	to	$1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%

116	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Intl Eq, Cl 2
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%		to	0.33%
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23	to	$0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
WF VT Sm Cap Gro, Cl 2
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)		to	(4.71%)
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05	%)(6)
2011	51,889	$1.43	to	$1.19	$71,998	—	0.55%	to	1.80%	(5.12%)		to	(6.29%)
WA Var Global Hi Yd Bond, Cl II
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)		to	(7.85%)
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(7)	to	0.13	%(7)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on April 30, 2012.
(7)	New subaccount operations commenced on April 29, 2013.
(8)	New subaccount operations commenced on April 30, 2013.
(9)	New subaccount operations commenced on Nov. 18, 2013.
(10)	New subaccount operations commenced on June 30, 2014.
(11)	New subaccount operations commenced on March 27, 2015.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	117

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	46	33	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06
Accumulation unit value at end of period	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	34	37	48	60	76	69	49	61	653
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13
Accumulation unit value at end of period	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	243	196	213	310	314	321	388	452	1,081	1,374
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90
Accumulation unit value at end of period	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	518	527	675	856	982	1,076	1,925	3,352	3,600	3,592
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$1.19	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	513	440	223	—	—	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06
Accumulation unit value at end of period	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	10	10	20	155	352
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—
Accumulation unit value at end of period	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	155	425	445	385	101	153	1,289	1,327	1,710	—
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04
Accumulation unit value at end of period	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	199	189	81	80	98	73	91	72	187	2,939
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61
Accumulation unit value at end of period	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	104	102	132	108	249	232	259	524	578	747
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	155	130	103	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05
Accumulation unit value at end of period	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	5	6	6	10	24	21	18
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10
Accumulation unit value at end of period	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	530	441	428	363	580	634	733	602	372	459
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.73	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.55	$0.73	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	191	42	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85
Accumulation unit value at end of period	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	366	359	386	508	464	565	877	1,397	1,682	2,453

118	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.93	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	1	1	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53
Accumulation unit value at end of period	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,308	1,443	1,536	1,770	2,153	7,610	8,565	9,289	9,434
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.91	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	89	43	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58
Accumulation unit value at end of period	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	695	703	738	743	843	1,028	1,522	2,437	1,993	2,144
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38
Accumulation unit value at end of period	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	392	578	726	1,005	1,122	1,599	3,215	2,861	3,115	2,645
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13
Accumulation unit value at end of period	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	493	825	441	309	514	613	2,492	10,988	11,779	8,286
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26
Accumulation unit value at end of period	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	650	740	847	722	695	706	639	713	1,605	1,925
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07
Accumulation unit value at end of period	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	934	984	924	2,007	1,306	1,132	5,111	2,233	2,599	2,358
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31
Accumulation unit value at end of period	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	976	1,053	1,574	2,726	2,923	3,828	10,140	8,140	9,540	7,272
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	453	542	579	502	509	459	810	730	772	2,194
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67
Accumulation unit value at end of period	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,330	1,230	1,278	1,240	1,358	1,192	2,260	2,601	3,768	6,049
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88
Accumulation unit value at end of period	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	774	255	185	209	127	314	741	1,447	1,022	1,170
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	189	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,537	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	482	441	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	119

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,409	13,375	6,029	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,432	5,176	3,575	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26
Accumulation unit value at end of period	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	77	72	90	128	124	238	363	242	268	450
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20
Accumulation unit value at end of period	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	342	346	370	385	467	338	1,292	1,658	1,406	2,575
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92
Accumulation unit value at end of period	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	411	396	323	346	363	399	910	1,080	1,307	1,343
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14
Accumulation unit value at end of period	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	211	272	282	205	198	120	195	67	67	184
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61
Accumulation unit value at end of period	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	100	176	127	126	152	71	57	113	214	333
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24
Accumulation unit value at end of period	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	984	1,089	234	494	1,843	1,670	825	1,394	817	493
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00
Accumulation unit value at end of period	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	460	478	635	624	617	533	605	506	677	1,600
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.03	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	265	160	60	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,326	1,701	3,678	1,490	1,730	1,433	2,787	2,025	2,116	2,567
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00
Accumulation unit value at end of period	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,842	1,783	1,861	2,280	2,496	2,532	4,368	8,518	7,443	6,582
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04
Accumulation unit value at end of period	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	66	70	71	67	87	92	148	226	676	754
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86
Accumulation unit value at end of period	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20
Number of accumulation units outstanding at end of period (000 omitted)	87	89	104	105	162	195	298	492	591	664
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16
Accumulation unit value at end of period	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	21	24	25	15	20	20	28	48	92	298
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	43	59	—	—	—	—	—	—	—

120	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73
Accumulation unit value at end of period	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27
Number of accumulation units outstanding at end of period (000 omitted)	369	255	182	170	163	203	232	262	688	836
FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	271	25	—	—	—	—	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14
Accumulation unit value at end of period	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49
Number of accumulation units outstanding at end of period (000 omitted)	221	321	286	301	212	215	352	465	576	738
FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	159	108	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34
Accumulation unit value at end of period	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71
Number of accumulation units outstanding at end of period (000 omitted)	383	393	406	448	611	738	922	1,060	2,008	2,339
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	410	54	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79
Accumulation unit value at end of period	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	1	3	1	2	2	4	9	11	12	114
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05
Accumulation unit value at end of period	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	405	495	466	546	592	745	826	1,128	1,678	2,499
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.46	$1.35	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.46	$1.35	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	3	60	65	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.04	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	316	130	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19
Accumulation unit value at end of period	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	519	554	557	670	788	719	2,639	3,700	3,639	4,892
Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	288	158	149	117	103	132	403	73	115	1,114
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09
Accumulation unit value at end of period	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	372	272	249	273	294	380	2,658	2,794	1,479	105
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.43	$1.33	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	89	87	87	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	148	142	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54
Accumulation unit value at end of period	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	18	18	29	28	34	34	30	30	51	125

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	121

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.03	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	208	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.22	$1.19	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41
Accumulation unit value at end of period	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	73	74	103	104	111	100	41	22	37	180
Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	309	266	328	387	461	568	6,880	6,240	5,448	—
Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93
Accumulation unit value at end of period	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	143	133	239	269	262	226	395	275	272	231
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	44	6	—	—	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90
Accumulation unit value at end of period	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	158	156	173	89	131	102	190	92	130	243
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38
Accumulation unit value at end of period	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	518	601	684	584	543	500	562	821	765	1,065
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	346	337	343	314	467	451	1,794	1,961	1,463	1,473
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00
Accumulation unit value at end of period	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	131	172	192	241	300	317	356	270	140	1,068
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	1	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	307	299	275	165	154	142	1,718	1,971	2,116	1,957
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31
Accumulation unit value at end of period	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	381	389	443	349	429	524	604	777	1,099	1,309
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09
Accumulation unit value at end of period	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,552	2,503	2,994	3,277	3,125	3,938	8,634	8,498	9,223	6,331
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26
Accumulation unit value at end of period	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	335	342	337	360	394	368	717	646	676	773

122	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	279	321	414	688	700	590	3,431	4,628	4,555	4,105
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.95	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	54	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	63	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	33	30	123	123	139	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83
Accumulation unit value at end of period	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41
Number of accumulation units outstanding at end of period (000 omitted)	20	20	23	30	34	39	66	81	358	405
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92
Accumulation unit value at end of period	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37
Number of accumulation units outstanding at end of period (000 omitted)	26	27	27	27	33	38	62	123	175	287
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.72	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.54	$0.72	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	219	180	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,799	1,788	1,803	1,277	1,257	395	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,778	9,239	15,408	16,382	18,860	26,354	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	52	32	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05
Accumulation unit value at end of period	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	465	466	581	768	1,132	1,988	5,705	2,307	2,713	2,959
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,445	2,701	3,557	5,335	1,443	1,174	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	369	3,064	6,408	4,175	8,371	—	—	—	—
Variable Portfolio – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	10	3	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00
Accumulation unit value at end of period	$1.77	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	425	645	711	667	767	699	7,497	6,506	5,466	2,834
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	275	271	183	200	264	276	7,045	4,641	3,570	3,666

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	123

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,869	3,010	3,851	4,778	4,194	507	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,957	13,455	13,901	17,266	21,448	21,627	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,794	2,877	3,380	1,378	1,064	2,007	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,853	11,020	22,674	24,938	26,294	23,294	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,459	2,282	1,477	1,950	1,471	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,127	4,214	4,237	4,691	9,103	5,162	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61
Accumulation unit value at end of period	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	140	143	317	402	542	707	3,210	3,353	3,487	2,495
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13
Accumulation unit value at end of period	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	143	132	173	125	127	115	176	74	115	77
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	110	—	—	—	—	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69
Accumulation unit value at end of period	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31
Number of accumulation units outstanding at end of period (000 omitted)	758	895	918	887	992	1,120	2,334	2,433	2,932	3,471
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79
Accumulation unit value at end of period	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	571	543	598	631	895	1,057	2,350	3,272	3,659	3,852
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16
Accumulation unit value at end of period	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	2	2	4	4	7	31
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32
Accumulation unit value at end of period	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	188	156	166	278	311	337	2,398	408	500	669
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98
Accumulation unit value at end of period	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	87	96	110	136	160	198	225	258	231	84

124	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.00	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	23	17	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – BAND 3 – 2015 ANNUAL REPORT	125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 25, 2016

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $20,886; 2014, $21,354)	$21,772	$23,243
Common stocks, at fair value (cost: 2015 and 2014, $2)	7	7
Mortgage loans, at amortized cost (less allowance for loan losses: 2015, $19; 2014, $23)	3,211	3,298
Policy loans	823	805
Other investments	998	987
Total investments	26,811	28,340
Cash and cash equivalents	370	307
Reinsurance recoverables	2,415	2,268
Other receivables	255	206
Accrued investment income	244	255
Deferred acquisition costs	2,688	2,576
Other assets	4,569	5,006
Separate account assets	76,004	79,178
Total assets	$113,356	$118,136

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,029	$29,805
Short-term borrowings	200	200
Other liabilities	4,058	4,650
Separate account liabilities	76,004	79,178
Total liabilities	109,291	113,833
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,465	2,464
Retained earnings	1,202	1,107
Accumulated other comprehensive income, net of tax	395	729
Total shareholder’s equity	4,065	4,303
Total liabilities and shareholder’s equity	$113,356	$118,136

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2015	2014	2013
Revenues
Premiums	$406	$423	$430
Net investment income	1,218	1,294	1,411
Policy and contract charges	1,880	1,821	1,725
Other revenues	422	390	359
Net realized investment gains	4	38	3
Total revenues	3,930	3,966	3,928

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,213	1,046	1,172
Interest credited to fixed accounts	668	713	806
Amortization of deferred acquisition costs	273	293	141
Other insurance and operating expenses	736	740	746
Total benefits and expenses	2,890	2,792	2,865
Pretax income	1,040	1,174	1,063
Income tax provision	145	209	221
Net income	$895	$965	$842

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(8)	$(6)	$(11)
Portion of loss recognized in other comprehensive income (before taxes)	1	1	5
Net impairment losses recognized in net realized investment gains	$(7)	$(5)	$(6)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2015	2014	2013

Net income	$895	$965	$842
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(338)	74	(588)
Net unrealized gains on derivatives	4	5	4
Total other comprehensive income (loss), net of tax	(334)	79	(584)
Total comprehensive income	$561	$1,044	$258

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$3	$2,462	$1,000	$1,234	$4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)

Balances at December 31, 2014	3	2,464	1,107	729	4,303
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive loss, net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)
Balances at December 31, 2015	$3	$2,465	$1,202	$395	$4,065

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$895	$965	$842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	18	8	(20)
Deferred income tax expense (benefit)	(91)	209	(76)
Contractholder and policyholder charges, non-cash	(334)	(329)	(322)
Loss from equity method investments	18	24	12
Net realized investment gains	(13)	(45)	(9)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	9	7	6
Changes in operating assets and liabilities:
Deferred acquisition costs	(2)	33	(128)
Policyholder account balances, future policy benefits and claims	703	1,375	(1,053)
Derivatives, net of collateral	69	(894)	1,733
Reinsurance recoverables	(132)	(107)	(121)
Other receivables	(9)	(4)	4
Accrued investment income	11	20	16
Other, net	407	(357)	132
Net cash provided by operating activities	1,549	905	1,016

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	158	309	171
Maturities, sinking fund payments and calls	2,589	2,848	3,682
Purchases	(2,279)	(1,589)	(3,672)
Proceeds from maturities and repayments of mortgage loans	618	562	696
Funding of mortgage loans	(523)	(523)	(619)
Proceeds from sales and collections of other investments	115	140	119
Purchase of other investments	(158)	(304)	(235)
Purchase of land, buildings, equipment and software	(11)	(8)	(8)
Change in policy loans, net	(18)	(32)	(21)
Advance on line of credit to Ameriprise Financial, Inc.	—	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	—	15	—
Other, net	4	5	49
Net cash provided by investing activities	495	1,408	162

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,061	2,042	2,158
Net transfers to separate accounts	(171)	(216)	(116)
Surrenders and other benefits	(2,714)	(2,440)	(1,994)
Change in short-term borrowings, net	(1)	(301)	(2)
Proceeds from line of credit with Ameriprise Financial, Inc.	6	56	94
Payments on line of credit with Ameriprise Financial, Inc.	(6)	(206)	(94)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	16	13	—
Cash paid for purchased options with deferred premiums	(373)	(399)	(417)
Cash dividends to Ameriprise Financial, Inc.	(800)	(900)	(800)
Net cash used in financing activities	(1,981)	(2,350)	(1,170)
Net increase (decrease) in cash and cash equivalents	63	(37)	8
Cash and cash equivalents at beginning of period	307	344	336
Cash and cash equivalents at end of period	$370	$307	$344

Supplemental Disclosures:
Income taxes paid (received), net	$(57)	$471	$94
Interest paid on borrowings	1	1	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	45	38	96

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

Interest income is accrued on the unpaid principal balances of the loans as earned. The discount for residential mortgage loans is accreted straight-line over the remaining life of the loans.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

RiverSource Life Insurance Company

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which

RiverSource Life Insurance Company

risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2015 and 2014, land, buildings, equipment and software were $153 million and $159 million, respectively, net of accumulated depreciation of $129 million and $122 million, respectively. Depreciation and amortization expense for the years ended December 31, 2015, 2014 and 2013 was $15 million, $15 million and $16 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs

RiverSource Life Insurance Company

based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, EIA and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options. Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality,

RiverSource Life Insurance Company

persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported health insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and health insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 12 and Note 16 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net

RiverSource Life Insurance Company

investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. The Company did not elect the proportional amortization method.

Future Adoption of New Accounting Standards

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Interest — Imputation of Interest

In April 2015, the FASB updated the accounting standards related to debt issuance costs. The update requires that debt issuance costs be presented on the balance sheet as a direct deduction from the carrying amount of debt. The update does not impact the measurement or recognition of debt issuance costs. In August 2015, the FASB updated the guidance to allow companies to make a policy election to exclude debt issuance costs for line-of-credit arrangements from the standard. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard is to be applied on a retrospective basis to all periods presented. Early adoption of the standard is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds from the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s consolidated financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

RiverSource Life Insurance Company

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in affordable housing partnerships is limited to the carrying value of these investments. The carrying value is reflected in other investments and was $517 million and $504 million as of December 31, 2015 and 2014, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information about these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,764	$891	$(281)	$14,374	$2
Residential mortgage backed securities	3,015	96	(36)	3,075	(8)
Commercial mortgage backed securities	2,081	68	(13)	2,136	—
State and municipal obligations	1,023	153	(27)	1,149	—
Asset backed securities	748	33	(5)	776	—
Foreign government bonds and obligations	217	17	(11)	223	—
U.S. government and agencies obligations	38	1	—	39	—
Total fixed maturities	20,886	1,259	(373)	21,772	(6)
Common stocks	2	5	—	7	3
Total	$20,888	$1,264	$(373)	$21,779	$(3)

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $862 million and $1.2 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $408 million and $689 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2015 and 2014, fixed maturity securities comprised approximately 81% and 82%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized

RiverSource Life Insurance Company

Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $1.1 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,661	$4,806	22%	$5,111	$5,374	23%
AA	1,010	1,185	5	967	1,158	5
A	3,749	4,101	19	4,452	5,062	22
BBB	9,964	10,278	47	9,328	10,165	44
Below investment grade	1,502	1,402	7	1,496	1,484	6
Total fixed maturities	$20,886	$21,772	100%	$21,354	$23,243	100%

At December 31, 2015 and 2014, approximately 47% and 46%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	253	$3,703	$(208)	35	$300	$(73)	288	$4,003	$(281)
Residential mortgage backed securities	36	535	(7)	59	526	(29)	95	1,061	(36)
Commercial mortgage backed securities	45	568	(12)	3	33	(1)	48	601	(13)
State and municipal obligations	9	40	(1)	2	101	(26)	11	141	(27)
Asset backed securities	21	241	(5)	—	—	—	21	241	(5)
Foreign government bonds and obligations	9	39	(2)	15	27	(9)	24	66	(11)
Total	373	$5,126	$(235)	114	$987	$(138)	487	$6,113	$(373)

	December 31, 2014
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$33	$54	$87
Credit losses for which an other-than-temporary impairment was not previously recognized	—	1	2
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	4
Reductions for securities sold during the period (realized)	—	(22)	(39)
Ending balance	$33	$33	$54

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Gross realized investment gains	$30	$51	$11
Gross realized investment losses	(17)	(6)	—
Other-than-temporary impairments	(7)	(5)	(6)
Total	$6	$40	$5

Other-than-temporary impairments for the years ended December 31, 2015 and 2014 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$882	$893
Due after one year through five years	5,419	5,731
Due after five years through 10 years	5,062	5,046
Due after 10 years	3,679	4,115
	15,042	15,785
Residential mortgage backed securities	3,015	3,075
Commercial mortgage backed securities	2,081	2,136
Asset backed securities	748	776
Common stocks	2	7
Total	$20,888	$21,779

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$1,034	$1,112	$1,205
Mortgage loans	177	183	202
Other investments	33	29	37
	1,244	1,324	1,444
Less: investment expenses	26	30	33
Total	$1,218	$1,294	$1,411

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Fixed maturities	$6	$40	$5
Mortgage loans	—	—	(1)
Other investments	(2)	(2)	(1)
Total	$4	$38	$3

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans and syndicated loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2015	2014	2013
Beginning balance	$28	$28	$30
Charge-offs	(4)	(2)	(2)
Provisions	1	2	—
Ending balance	$25	$28	$28

Individually evaluated for impairment	$4	$9	$8
Collectively evaluated for impairment	21	19	20

The recorded investment in commercial and residential mortgage loans and syndicated loans by impairment method was as follows:

	December 31,
	2015	2014
Individually evaluated for impairment	$25	$32
Collectively evaluated for impairment	3,657	3,740
Total	$3,682	$3,772

As of December 31, 2015 and 2014, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $4 million, respectively.

During the years ended December 31, 2015, 2014 and 2013, the Company purchased $106 million, $180 million and $158 million, respectively, and sold $15 million, $13 million and $2 million, respectively, consisting primarily of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million and $10 million as of December 31, 2015 and 2014, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% of total commercial mortgage loans at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
South Atlantic	$746	$710	28%	27%
Pacific	709	673	27	26
Mountain	242	236	9	9
West North Central	217	223	8	8
East North Central	208	237	8	9
Middle Atlantic	203	210	8	8
West South Central	128	151	5	6
New England	115	130	4	5
East South Central	68	62	3	2

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in millions)
Retail	$947	$956	36%	36%
Office	522	535	20	20
Apartments	473	473	18	18
Industrial	444	447	17	17
Mixed use	35	46	1	2
Hotel	34	32	1	1
Other	181	143	7	6

	2,636	2,632	100%	100%

Less: allowance for loan losses	19	23

Total	$2,617	$2,609
Residential Mortgage Loans

The recorded investment in residential mortgage loans at December 31, 2015 and 2014 was $594 million and $689 million, respectively. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2015 and 2014, no allowance for loan losses was recorded.

Residential mortgage loans are presented net of unamortized discount of $21 million and $34 million as of December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, approximately 4% and 5%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2015 and 2014, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% of the portfolio as of both December 31, 2015 and 2014. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans at December 31, 2015 and 2014 was $452 million and $451 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2015 and 2014 were $5 million and $3 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2015, 2014 and 2013. The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2015, 2014 and 2013. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$2,576	$2,633	$2,373
Capitalization of acquisition costs	275	260	269
Amortization, excluding the impact of valuation assumptions review	(267)	(286)	(219)
Amortization, impact of valuation assumptions review	(6)	(7)	78
Impact of change in net unrealized securities losses (gains)	110	(24)	132
Balance at December 31	$2,688	$2,576	$2,633

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2015	2014	2013
Balance at January 1	$361	$409	$404
Capitalization of sales inducement costs	4	5	5
Amortization, excluding the impact of valuation assumptions review	(52)	(52)	(48)
Amortization, impact of valuation assumptions review	1	(2)	25
Impact of change in net unrealized securities losses	20	1	23
Balance at December 31	$334	$361	$409

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual fixed and variable universal life insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with long term care benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $196.3 billion and $195.5 billion, respectively, of which $144.2 billion and $143.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Direct premiums	$629	$645	$650
Reinsurance ceded	(223)	(222)	(220)
Net premiums	$406	$423	$430

Policy and contract charges are presented on the Consolidated Statements of Income net of $107 million, $94 million and $87 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $287 million, $253 million and $226 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $1.9 billion and $1.8 billion related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $551 million and $575 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Company

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2015	2014
Policyholder account balances
Fixed annuities	$11,239	$12,700
Variable annuity fixed sub-accounts	4,912	4,860
VUL/UL insurance	2,897	2,856
IUL insurance	808	534
Other life insurance	794	840
Total policyholder account balances	20,650	21,790
Future policy benefits
Variable annuity GMWB	1,057	693
Variable annuity GMAB	—	(41	)(1)
Other annuity liabilities	31	115
Fixed annuities life contingent liabilities	1,501	1,511
EIA	27	29
Life, DI and LTC insurance	5,112	5,106
VUL/UL and other life insurance additional liabilities	452	437
Total future policy benefits	8,180	7,850
Policy claims and other policyholders’ funds	199	165
Total policyholder account balances, future policy benefits and claims	$29,029	$29,805

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at December 31, 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s EIA product is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Company

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2015	2014
Variable annuity	$69,333	$72,125
VUL insurance	6,637	7,016
Other insurance	34	37
Total	$76,004	$79,178

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$54,716	$52,871	$297	65	$55,378	$53,565	$24	64
Five/six-year reset	9,307	6,731	78	65	10,360	7,821	28	64
One-year ratchet	6,747	6,379	266	67	7,392	7,006	39	66
Five-year ratchet	1,613	1,556	20	63	1,773	1,717	2	63
Other	887	869	82	71	959	941	38	70
Total — GMDB	$73,270	$68,406	$743	65	$75,862	$71,050	$131	64
GGU death benefit	$1,056	$1,004	$113	67	$1,072	$1,019	$123	67
GMIB	$270	$251	$17	68	$343	$321	$9	67
GMWB:
GMWB	$3,118	$3,109	$2	69	$3,671	$3,659	$1	68
GMWB for life	37,301	37,179	330	66	36,843	36,735	95	65
Total — GMWB	$40,419	$40,288	$332	66	$40,514	$40,394	$96	65
GMAB	$4,018	$4,006	$31	58	$4,247	$4,234	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,601	63	$6,076	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$4	$9	$799	$103	$155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	75
Paid claims	(4)	—	—	—	(18)
Balance at December 31, 2014	9	7	693	(41)	263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	$14	$8	$1,057	$—	$332

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Company

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2015	2014
Mutual funds:
Equity	$39,806	$41,403
Bond	23,700	25,060
Other	5,241	4,490
Total mutual funds	$68,747	$70,953

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2015 and 2014.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2015 and 2014, the Company had pledged $30 million and $18 million, respectively, of agency residential mortgage backed securities and $22 million and $34 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month as of December 31, 2015 and less than four months as of December 31, 2014. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2015 and 2014 was 0.5% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $290 million and $298 million at December 31, 2015 and 2014, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2015 and 2014 was $150 million. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2015 and less than two months as of December 31, 2014. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2015 and 2014 was 0.5% and 0.3%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

RiverSource Life Insurance Company

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,139	$1,235	$14,374
Residential mortgage backed securities	—	3,054	21	3,075
Commercial mortgage backed securities	—	2,133	3	2,136
State and municipal obligations	—	1,149	—	1,149
Asset backed securities	—	643	133	776
Foreign government bonds and obligations	—	223	—	223
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	20,376	1,392	21,772
Common stocks	3	4	—	7
Cash equivalents	48	285	—	333
Other assets:
Interest rate derivative contracts	—	1,882	—	1,882
Equity derivative contracts	92	1,477	—	1,569
Credit derivative contracts	—	2	—	2
Foreign exchange derivative contracts	1	54	—	55
Total other assets	93	3,415	—	3,508
Separate account assets	—	76,004	—	76,004
Total assets at fair value	$148	$100,084	$1,392	$101,624

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	364	364
GMWB and GMAB embedded derivatives	—	—	851	851	(1)
Total policyholder account balances, future policy benefits and claims	—	5	1,215	1,220	(2)
Other liabilities:
Interest rate derivative contracts	—	948	—	948
Equity derivative contracts	45	1,930	—	1,975
Foreign exchange derivative contracts	1	16	—	17
Total other liabilities	46	2,894	—	2,940
Total liabilities at fair value	$46	$2,899	$1,215	$4,160

(1)	The fair value of the GMWB and GMAB embedded derivatives included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Company

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(1)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(2)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive loss	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015 included in:
Net investment income	$(1)	$—	$—	$1	$—	$—

(1)	Included in net investment income in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total losses included in:
Net income	27	(1)	105	(2)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized losses relating to liabilities held at December 31, 2015 included in:
Benefits, claims, losses and settlement expenses	$—		$127		$127
Interest credited to fixed accounts	27		—		27

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive loss	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $74 million, $124 million and $(168) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,221	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$364	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$851	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Company

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL

RiverSource Life Insurance Company

embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,211	$—	$—	$3,254	$3,254
Policy loans	823	—	—	803	803
Other investments	463	—	416	33	449

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$11,523	$—	$—	$12,424	$12,424
Short-term borrowings	200	—	200	—	200
Other liabilities	117	—	—	113	113
Separate account liabilities	360	—	360	—	360

	December 31, 2014
		Fair Value
(in millions)	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

RiverSource Life Insurance Company

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $311 million, $295 million and $268 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $162 million, $158 million and $145 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $41 million, $40 million and $38 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $437 million, $431 million and $465 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Cash dividends paid to Ameriprise Financial	$800	$900	$800
Cash dividends received from RiverSource Life of NY	25	24	25
Cash dividend received from RTA	—	30	—

On February 11, 2016, the Company’s board of directors declared a cash dividend of $400 million to Ameriprise Financial, payable on or after March 1, 2016, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2015, 2014 and 2013, RiverSource Life Insurance Company made cash contributions to RTA of nil, $15 million and $30 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $88 million and $289 million at December 31, 2015 and 2014, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $954 million and $638 million as of December 31, 2015 and 2014, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.7 billion and $3.3 billion at December 31, 2015 and 2014, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Statutory net gain from operations(1)	$1,033	$1,412	$1,633
Statutory net income(1)	633	1,154	1,337

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million at both December 31, 2015 and 2014, were on deposit with various states as required by law.

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,051	$—	$3,051	$(2,293)	$(354)	$(320)	$84
OTC cleared	417	—	417	(313)	(102)	—	2
Exchange-traded	40	—	40	(3)	—	—	37
Total derivatives	$3,508	$—	$3,508	$(2,609)	$(456)	$(320)	$123

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$2,624	$—	$2,624	$(2,293)	$—	$(331)	$—
OTC cleared	313	—	313	(313)	—	—	—
Exchange-traded	3	—	3	(3)	—	—	—
Total derivatives	2,940	—	2,940	(2,609)	—	(331)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,990	$—	$2,990	$(2,609)	$—	$(381)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in millions)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$62,591	$1,882	$948	$61,839	$1,955	$1,136
Equity contracts	69,009	1,569	1,975	68,563	1,993	2,662
Credit contracts	600	2	—	616	—	—
Foreign exchange contracts	4,155	55	17	1,957	29	2
Other contracts	2,150	—	—	1,188	—	11
Total non-designated hedges	138,505	3,508	2,940	134,163	3,977	3,811
Embedded derivatives
GMWB and GMAB(3)	N/A	—	851	N/A	—	479
IUL	N/A	—	364	N/A	—	242
EIA	N/A	—	5	N/A	—	6
Total embedded derivatives	N/A	—	1,220	N/A	—	727
Total derivatives	$138,505	$3,508	$4,160	$134,163	$3,977	$4,538

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and EIA embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $994 million of individual contracts in a liability position and $143 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $323 million and $435 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $193 million and $151 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Operations:

(in millions)	Net Investment Income	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$—	$241
Equity contracts	—	(10)	(304)
Credit contracts	—	—	(1)
Foreign exchange contracts	—	—	13
Other contracts	—	—	(14)
GMWB and GMAB embedded derivatives	—	—	(372)
IUL embedded derivatives	—	(8)	—
EIA embedded derivatives	—	1	—
Total loss	$—	$(17)	$(437)
Year Ended December 31, 2014
Interest rate contracts	$3	$—	$1,122
Equity contracts	—	21	(304)
Credit contracts	—	—	(33)
Foreign exchange contracts	—	—	(9)
Other contracts	—	—	(1)
GMWB and GMAB embedded derivatives	—	—	(1,054)
IUL embedded derivatives	—	(27)	—
EIA embedded derivatives	—	(2)	—
Total gain (loss)	$3	$(8)	$(279)
Year Ended December 31, 2013
Interest rate contracts	$—	$—	$(742)
Equity contracts	—	14	(1,084)
Credit contracts	—	—	6
Foreign exchange contracts	—	—	26
Other contracts	—	—	(23)
GMWB and GMAB embedded derivatives	—	—	1,408
IUL embedded derivatives	—	(16)	—
EIA embedded derivatives	—	(3)	—
Total loss	$—	$(5)	$(409)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2016	$312	$75
2017	254	75
2018	201	124
2019	245	126
2020	178	58
2021-2026	543	172
Total	$1,733	$630

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The Company’s macro hedge derivatives are included in Other contracts in the tables above.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. The equity component of the EIA and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2015, the Company held no derivatives that were designated as cash flow hedges. At December 31, 2015, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2015 and 2014, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2015, 2014 and 2013, the amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized losses included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is three years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $243 million and $367 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $243 million and $367 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil for both periods.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of other comprehensive income (loss) (“OCI”):

(in millions)	Year Ended December 31, 2015
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities gains included in net income(2)	(6)	2	(4)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities losses	(523)	185	(338)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(517)	$183	$(334)

(in millions)	Year Ended December 31, 2014
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains:
Net unrealized securities gains arising during the period(1)	$445	$(156)	$289
Reclassification of net securities gains included in net income(2)	(40)	14	(26)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(290)	101	(189)
Net unrealized securities gains	115	(41)	74
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	7	(2)	5
Net unrealized derivatives gains	7	(2)	5
Other comprehensive income	$122	$(43)	$79

(in millions)	Year Ended December 31, 2013
	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities losses:
Net unrealized securities losses arising during the period (1)	$(1,382)	$478	$(904)
Reclassification of net securities gains included in net income(2)	(5)	2	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	490	(171)	319
Net unrealized securities losses	(897)	309	(588)
Net unrealized derivatives gains:
Reclassification of net derivative losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains	6	(2)	4
Other comprehensive loss	$(891)	$307	$(584)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Total
Balance, January 1, 2013	$1,255	$(21)	$1,234
OCI before reclassifications	(585)	—	(585)
Amounts reclassified from AOCI	(3)	4	1
Total OCI	(588)	4	(584)
Balance, December 31, 2013	667 (1)	(17)	650
OCI before reclassifications	100	—	100
Amounts reclassified from AOCI	(26)	5	(21)
Total OCI	74	5	79
Balance, December 31, 2014	741 (1)	(12)	729
OCI before reclassifications	(334)	—	(334)
Amounts reclassified from AOCI	(4)	4	—
Total OCI	(338)	4	(334)
Balance, December 31, 2015	$403 (1)	$(8)	$395

(1)

Includes $2 million, $2 million and $7 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2015	2014	2013
Current income tax
Federal	$234	$2	$295
State	2	(2)	2
Total current income tax	236	—	297
Deferred income tax
Federal	(91)	202	(65)
State	—	7	(11)
Total deferred income tax	(91)	209	(76)
Total income tax provision	$145	$209	$221

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(14.0)	(10.4)	(9.6)
Low income housing tax credits	(6.1)	(4.7)	(5.0)
Foreign tax credit, net of addback	—	(1.0)	(0.9)
State taxes, net of federal benefit	—	0.3	(0.5)
Taxes applicable to prior years	—	(0.4)	—
Other, net	(0.9)	(1.0)	1.8
Income tax provision	14.0%	17.8%	20.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2015 compared to 2014 was primarily due to an increase in the dividends received deduction compared to 2014 and slightly lower pretax income. The decrease in the effective tax rate for the year ended December 31, 2014 compared to 2013 was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,357	$1,259
Investment related	55	46
State net operating losses	—	7
Other	15	9
Gross deferred income tax assets	1,427	1,321
Less: valuation allowance	8	8
Total deferred income tax assets	1,419	1,313
Deferred income tax liabilities
Deferred acquisition costs	709	717
Net unrealized gains on Available-for-Sale securities	217	400
Deferred sales inducement costs	125	128
Depreciation	23	—
Other	3	—
Gross deferred income tax liabilities	1,077	1,245
Net deferred income tax assets	$342	$68

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $7 million, net of federal benefit, which will expire beginning December 31, 2016. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $8 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2015	2014	2013
Balance at January 1	$160	$144	$65
Additions based on tax positions related to the current year	11	13	18
Additions for tax positions of prior years	29	21	61
Reductions for tax positions of prior years	(105)	(18)	—
Balance at December 31	$95	$160	$144

If recognized, approximately $9 million, $7 million and $23 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $80 million to $90 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $1 million, $4 million, and $6 million in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $41 million and $40 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009 remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

RiverSource Life Insurance Company

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2015	2014
Commercial mortgage loans	$73	$43
Residential mortgage loans	447	491
Affordable housing partnerships	117	124
Total funding commitments	$637	$658

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At December 31, 2015 and 2014, the estimated liability was $13 million and $14 million, respectively, and the related premium tax asset was $12 million at both December 31, 2015 and 2014. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including a multistate insurance department examination and a market conduct examination by the State of Minnesota). The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2016 RiverSource Life Insurance Company. All rights reserved.

S-6477 CA (5/16)